UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

_Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: _2/28

Date of reporting period: _08/31/14

Item 1. Reports to Stockholders.

Semiannual Report
and Shareholder Letter
August 31, 2014

Franklin Tax-Free Trust

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

1. As of 12/31/13. Clients are represented by the total number of shareholder accounts.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Municipal Bond Market Overview	3
Investment Strategy and
Manager’s Discussion	4
Franklin Arizona
Tax-Free Income Fund	5
Franklin Colorado
Tax-Free Income Fund	11
Franklin Connecticut
Tax-Free Income Fund	17
Franklin Michigan
Tax-Free Income Fund	24
Franklin Minnesota
Tax-Free Income Fund	31
Franklin Ohio
Tax-Free Income Fund	37
Franklin Oregon
Tax-Free Income Fund	43
Franklin Pennsylvania
Tax-Free Income Fund	49
Financial Highlights and
Statements of Investments	55
Financial Statements	118
Notes to Financial Statements	128
Shareholder Information	139

Semiannual Report

Municipal Bond Market Overview

For the six months ended August 31, 2014, municipal bond market performance remained strong as prices rose. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, generated a +4.19% total return for the period.1,2 In comparison, the Barclays U.S. Treasury Index posted a +1.96% six-month return.1,2 During the same period, the Barclays Insured Municipal Bond Index produced a +5.59% total return, and the Barclays 10-Year Municipal Bond Index delivered a +4.03% total return.1,2

A decline in issuance contributed to municipal market strength throughout this reporting period. The decreased supply did not deter individual or institutional investor appetite as buyers found attractive the higher relative yields offered by this asset class. Investors seeking tax-free income seemed to recognize the value municipal bonds offered despite current, low interest rates. Throughout the period, demand for tax-exempt income remained strong, and municipal bond fund inflows reversed the outflows of the prior year.

At the beginning of 2014, the Federal Reserve Board (Fed) began to modestly reduce the pace of its bond buying program. The municipal bond market showed little reaction initially. Economic data during this reporting period continued to indicate positive trends such as lower unemployment and a stronger housing market. Despite the pockets of positive news, the Fed Chair remained concerned that low wage growth and work-force participation were evidence that the labor market might be weaker than reported and therefore left interest rates low. This commitment to lower interest rates combined with lower levels of new-issue municipal bond supply compared with the previous year helped support a rise in municipal bond prices during the reporting period.

Certain credit events continued to challenge the municipal bond market during the period under review. Independent credit rating agencies Standard & Poor’s, Moody’s Investors Service and Fitch Ratings downgraded Puerto Rico general obligation debt to below investment grade. The City of Chicago suffered a further downgrade by Moody’s. The City of Detroit, after filing for the largest municipal bankruptcy in U.S. history, remained in litigation with creditors. In addition, reports from rating agencies and research organizations mentioned underfunded pensions that could affect the fiscal stability of several states and large municipalities. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the reporting period was no exception.

On June 28, 2014, Puerto Rico Governor Alejandro García-Padilla signed into law The Public Corporation Debt Enforcement and Recovery Act. By virtue of its status as a U.S. territory, Puerto Rico, as well as its public agencies, corporations and cities, cannot file for bankruptcy under the U.S. Bankruptcy Code. The governor’s stated intent for this law was to provide an organized, legal framework for Puerto Rico’s public corporations to restructure their debt should they become insolvent. With passage of the act, the market anticipated a significant likelihood that at least one of Puerto Rico’s public corporations would file under the new act. Franklin Templeton Investments joined in a lawsuit filed in Puerto Rico challenging the constitutionality of the act. At period-end, no Puerto Rico public corporation had filed to reorganize under the act. Market reaction to the new law increased volatility within this sector, but despite the negative reaction, during this reporting period, Puerto Rico bonds overall delivered a +2.31% total return, as measured by the Barclays Puerto Rico Municipal Bond Index.1,2

Franklin Templeton also joined a creditors committee made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated market-based, long-term solution to PREPA’s liquidity and structural issues.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

2. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

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Semiannual Report | 3

Investment Strategy and Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within each Fund’s range of allowable investments.

We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. Consistent with our strategy, we sought to purchase bonds from 15 to 30 years in maturity with good call features. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4 | Semiannual Report

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Franklin Arizona Tax-Free Income Fund

We are pleased to bring you Franklin Arizona Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Arizona Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Arizona personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/14

% of Total
Ratings	Long-Term Investments
AAA	3.73%
AA	54.18%
A	23.67%
BBB	12.10%
Below Investment Grade	1.02%
Refunded	2.27%
Not Rated	3.03%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $10.80 on February 28, 2014, to $11.10 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 22.42 cents per share for the same period.2 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.73% based on an annualization of the 3.60 cent per share August dividend and the maximum offering price of $11.59 on August 31, 2014. An investor in the 2014 maximum combined effective federal and Arizona personal income tax bracket of 46.14% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.93% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/14–8/31/14

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.77	3.28	3.86
April	3.77	3.28	3.86
May	3.77	3.28	3.86
June	3.77	3.27	3.86
July	3.74	3.24	3.83
August	3.60	3.10	3.69
Total	22.42	19.45	22.96

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Arizona’s economy continued to improve during the six months under review. The state’s troubled housing market, which collapsed during the last recession, strengthened as home prices rose. These gains helped dramatically decrease the number of homes with mortgages greater than their property prices as homeowners regained equity lost during the real estate crash. Arizona also boasted one of the nation’s lowest percentages of homes in foreclosure. The state’s job market also improved with job additions across most sectors, led by strong growth in professional and business services, and education and health services, as well as leisure and hospitality. In contrast, construction jobs declined

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 58.

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Semiannual Report | 5

FRANKLIN ARIZONA TAX-FREE INCOME FUND

during the period under review. Arizona’s unemployment rate dropped to 7.1% in August from 7.3% in February, although it remained higher than the national rate of 6.1% at period-end.3

The state finished its fiscal year 2014 on June 30 with lower-than-forecast general fund revenue collections. Revenue growth was the lowest since fiscal year 2010, resulting largely from a decline in individual and corporate income taxes as well as a major decline in sales tax collections, attributed to the expiration of a temporary one-cent tax increase for fiscal years 2011 to 2013. The revenue shortfall was expected to reduce general fund balances in fiscal years 2014 and 2015. A key element of the fiscal year 2014 budget was the restoration of prior Medicaid cuts and further expansion of the program. Beginning in early 2014, the state restored and expanded Medicaid to childless adults with funding from provider assessments on hospitals. The enacted fiscal year 2015 budget was balanced and modestly increased total spending, primarily on child welfare and protection services, education, public safety, infrastructure and government, and programs for the developmentally disabled. The budget emphasized additional funding for a new child protection agency to safeguard Arizona’s abused and neglected children.

Arizona does not issue general obligation bonds but instead issues appropriation-backed lease debt and revenue bonds. The state had moderate debt levels, with net tax-supported debt of $889 per capita and 2.5% of personal income, compared with the national medians of $1,054 and 2.6%.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed Arizona’s issuer credit rating of AA- with a stable outlook.5 The rating reflected S&P’s view of the state’s diverse economy, adequate per-capita personal income, strong financial position and moderate debt burden. S&P noted that challenges included cyclical finances, restricted operational flexibility resulting from voter initiatives and a potential for structural imbalance. The outlook also reflected S&P’s view of Arizona’s improved budget stabilization fund balances and debt issuance plans.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from S&P, Moody’s Investors Service and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Portfolio Breakdown

8/31/14

% of Total
Long-Term Investments*
Hospital & Health Care	20.8%
Utilities	20.6%
Tax-Supported	15.3%
Higher Education	12.9%
Subject to Government Appropriations	12.0%
Other Revenue	6.2%
Transportation	4.7%
Housing	2.9%
General Obligation	2.3%
Refunded	2.3%

*Does not include short-term investments and other net assets.

Thank you for your continued participation in Franklin Arizona Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14. 5. This does not indicate S&P’s rating of the Fund.

6 | Semiannual Report

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FRANKLIN ARIZONA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FTAZX)	$11.10	$10.80	+$	0.30
C (FAZIX)	$11.26	$10.96	+$	0.30
Advisor (FAZZX)	$11.12	$10.83	+$	0.29

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2242
C	$0.1945
Advisor	$0.2296

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Semiannual Report | 7

FRANKLIN ARIZONA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual	Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return 9/30/14[3]	Operating Expenses[4]
A							0.62%
6-Month	+	4.89%	+	0.43%
1-Year	+	11.14%	+	6.44%	+	4.01%
5-Year	+	29.21%	+	4.35%	+	3.51%
10-Year	+	54.40%	+	3.99%	+	3.93%
C							1.17%
6-Month	+	4.54%	+	3.54%
1-Year	+	10.49%	+	9.49%	+	7.01%
5-Year	+	25.65%	+	4.67%	+	3.84%
10-Year	+	46.22%	+	3.87%	+	3.81%
Advisor[5]							0.52%
6-Month	+	4.84%	+	4.84%
1-Year	+	11.22%	+	11.22%	+	8.70%
5-Year	+	29.78%	+	5.35%	+	4.51%
10-Year	+	55.54%	+	4.52%	+	4.45%

		Distribution		Taxable Equivalent		30-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]	Standardized Yield[7]
A		3.73%		6.93%		2.69%	4.99%
C		3.30%		6.13%		2.27%	4.21%
Advisor		3.98%		7.39%		2.92%	5.42%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

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FRANKLIN ARIZONA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+36.93% and +5.23%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/14.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and Arizona personal income tax rate of 46.14%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN ARIZONA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,048.90	$3.25
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21
C
Actual	$1,000	$1,045.40	$6.08
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
Advisor
Actual	$1,000	$1,048.40	$2.74
Hypothetical (5% return before expenses)	$1,000	$1,022.53	$2.70

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

10 | Semiannual Report

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Franklin Colorado Tax-Free Income Fund

We are pleased to bring you Franklin Colorado Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Colorado Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Colorado personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/14

% of Total
Ratings	Long-Term Investments
AA	55.88%
A	20.93%
BBB	14.98%
Below Investment Grade	1.11%
Refunded	5.43%
Not Rated	1.67%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.66 on February 28, 2014, to $11.98 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 23.96 cents per share for the same period.2 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.80% based on an annualization of the 3.96 cent per share August dividend and the maximum offering price of $12.51 on August 31, 2014. An investor in the 2014 maximum combined effective federal and Colorado personal income tax bracket of 46.20% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.06% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*

3/1/14–8/31/14

	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	4.00	3.47	4.10
April	4.00	3.47	4.10
May	4.00	3.47	4.10
June	4.00	3.46	4.10
July	4.00	3.46	4.10
August	3.96	3.42	4.06
Total	23.96	20.75	24.56

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Colorado’s economy continued to grow faster than many other states as its recovery progressed during the six months under review. The state enjoyed strong employment growth, partly resulting from expanding oil and gas mining and increased manufacturing, construction, and education and health services jobs, although financial activities and information technology employment declined. Many new businesses were drawn to the state, particularly in the Denver metropolitan area, based on its highly educated workforce, low cost of doing business and rapid rate of in-migration. A real estate boom also contributed to Colorado’s economic expansion, as building permits, home sales and prices

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 65.

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FRANKLIN COLORADO TAX-FREE INCOME FUND

increased and foreclosure filings and sales declined for much of the reporting period. The overall gains helped Colorado’s unemployment rate stay below the nation’s during the period. The state’s unemployment rate fell to 5.1% in August from 6.1% in February, while the national rate ended the period at 6.1%.3

The governor signed a budget for fiscal year 2015 that restored funding for agencies that had endured budget cuts resulting from the need for emergency funding to address a series of wildfires and floods. Highlights included increased spending on K-12 and special education, higher education and college student aid, corrections and parole reform, disaster recovery and preparedness efforts, incentives to attract growing companies, and boosting the general fund reserve. Higher spending was based on forecasts that the state’s economy could continue to strengthen. Substance abuse prevention and treatment programs also received additional budget dollars from taxes on legalized marijuana sales that were projected to be higher than earlier expected.

Colorado’s constitution prohibits the state from issuing long-term general obligation debt, but the state has issued general fund appropriation-backed lease revenue debt for general purposes. Colorado’s debt levels were lower than those of most states, with net tax-supported debt at $517 per capita and 1.1% of personal income, compared with the $1,054 and 2.6% national medians.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed its Colorado issuer rating of AA with a stable outlook.5 The rating and outlook reflected S&P’s view of the state’s broad and diverse economy and strong economic fundamentals that included above-average income, employment and population trends, history of making midyear budget adjustments as required by quarterly revenue forecasts, strong financial performance with increased reserves and low debt levels. According to S&P, challenges included a high level of unfunded pension liabilities and a history of funding less than the required pension contribution, as well as constitutional restrictions and voter initiatives that limit tax revenue growth and spending flexibility.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from S&P, Moody’s Investors Service and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Portfolio Breakdown

8/31/14

% of Total
Long-Term Investments*
Hospital & Health Care	20.3%
Tax-Supported	16.6%
Utilities	15.0%
Subject to Government Appropriations	14.4%
Higher Education	12.2%
Refunded	9.5%
Other Revenue	5.0%
General Obligation	4.0%
Transportation	3.0%

*Does not include short-term investments and other net assets.

Thank you for your continued participation in Franklin Colorado Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14. 5. This does not indicate S&P’s rating of the Fund.

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FRANKLIN COLORADO TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FRCOX)	$11.98	$11.66	+$	0.32
C (FCOIX)	$12.11	$11.78	+$	0.33
Advisor (FCOZX)	$11.98	$11.66	+$	0.32

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2396
C	$0.2075
Advisor	$0.2456

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FRANKLIN COLORADO TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual	Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]	Operating Expenses[4]
A							0.64%
6-Month	+	4.84%	+	0.37%
1-Year	+	11.10%	+	6.36%	+	3.96%
5-Year	+	29.19%	+	4.34%	+	3.49%
10-Year	+	53.82%	+	3.95%	+	3.92%
C							1.19%
6-Month	+	4.60%	+	3.60%
1-Year	+	10.48%	+	9.48%	+	6.91%
5-Year	+	25.71%	+	4.68%	+	3.82%
10-Year	+	45.69%	+	3.83%	+	3.79%
Advisor[5]							0.54%
6-Month	+	4.90%	+	4.90%
1-Year	+	11.21%	+	11.21%	+	8.59%
5-Year	+	29.84%	+	5.36%	+	4.49%
10-Year	+	54.60%	+	4.45%	+	4.41%

		Distribution		Taxable Equivalent		30-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]	Standardized Yield[7]
A		3.80%		7.06%		2.61%	4.85%
C		3.39%		6.30%		2.19%	4.07%
Advisor		4.07%		7.56%		2.84%	5.28%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN COLORADO TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+32.57% and +5.65%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/14.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and Colorado personal income tax rate of 46.20%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN COLORADO TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,048.40	$3.41
Hypothetical (5% return before expenses)	$1,000	$1,021.88	$3.36
C
Actual	$1,000	$1,046.00	$6.24
Hypothetical (5% return before expenses)	$1,000	$1,019.11	$6.16
Advisor
Actual	$1,000	$1,049.00	$2.89
Hypothetical (5% return before expenses)	$1,000	$1,022.38	$2.85

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66%; C: 1.21%; and Advisor: 0.56%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin Connecticut Tax-Free Income Fund

We are pleased to bring you Franklin Connecticut Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Connecticut Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Connecticut personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	16.11%
AA	38.17%
A	21.96%
BBB	8.82%
Below Investment Grade	4.13%
Refunded	8.83%
Not Rated	1.98%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $10.65 on February 28, 2014, to $10.91 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 20.83 cents per share for the same period.2 The Performance Summary beginning on page 20 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.60% based on an annualization of the 3.42 cent per share August dividend and the maximum offering price of $11.39 on August 31, 2014. An investor in the 2014 maximum combined effective federal and Connecticut personal income tax bracket of 47.45% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.85% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.47	2.99	3.57
April	3.47	2.99	3.57
May	3.47	2.99	3.57
June	3.50	3.01	3.58
July	3.50	3.01	3.58
August	3.42	2.93	3.50
Total	20.83	17.92	21.37

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Connecticut’s economy showed signs of improvement during the six months under review but continued to lag the national recovery. Although the state remained the nation’s wealthiest, as measured by per-capita income, personal income grew at a relatively weak pace and remained below the national average. Housing data remained mixed with improvements in foreclosure rates, housing permit issuance levels and home sales data, while

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 72.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

home prices continued to decline. Connecticut’s persistently elevated unemployment rate fell to a five-year low of 6.6% at period-end.3 In comparison, the national rate was 6.1% at period-end.3 Among private sector employers, trade, transportation and utilities, along with manufacturing and other services, were the key contributors to job growth. However, growth in financial activities, an important source of the state’s wealth, remained muted during the period.

In February, the state raised its fiscal year 2014 revenue estimates as a result of strong personal income tax collections early in the fiscal year. However, with spring collections coming in much below expectations, consensus revenue forecasts for fiscal year 2014 were reduced in April, along with expectations of collection trends for fiscal year 2015. Revenue estimates were lowered primarily due to a greater-than-anticipated effect from federal tax changes regarding capital gains taxes, which accelerated capital gains into earlier fiscal years. In response, the state adopted a revised mid-biennium budget with a modest surplus for the fiscal year 2014 budget and a balanced budget for fiscal year 2015. In June the state slightly raised its fiscal year 2014 budget surplus estimates, though still significantly below its February forecast, due to the recent increase to federal Medicaid grant adjustments, increased personal income tax, and an increase in budgetary lapses. Lawmakers used non-recurring measures including fund transfers, maturity extension of economic recovery notes and appropriation of a sizable portion of the fiscal year 2013 surplus to help bridge a large gap in the adopted fiscal 2014–2015 biennial budget.

Connecticut’s above-average reliance on economically sensitive industries has resulted in a historically volatile revenue base and caused the state to increase the issuance of debt to cover operating deficits during difficult economic periods. The higher level of debt can largely be attributed to funding for education programs and pension liability as mandated by Connecticut law, while other states may utilize local government contribution for public programs. As a result, Connecticut’s debt levels remained among the nation’s highest, with net tax-supported debt at 9.2% of personal income and $5,457 per capita, compared with the 2.6% and $1,054 national medians.4 Independent credit rating agency Standard & Poor’s (S&P) rated the state’s general obligation debt AA with a stable outlook.5 The rating reflected S&P’s view of the state’s diverse economy, high wealth and income levels, flexibility to adjust revenues and manage budget volatility, active monitoring of revenues and expenditures, and adequate operating liquidity. In S&P’s view, despite such strong fundamentals, Connecticut’s cyclical budget performance has caused it to issue debt to help finance operations during recessionary periods. Additionally, S&P expected the state’s significant cost pressure from high debt levels and large, unfunded postretirement liabilities to accelerate because of new bond authorizations. The outlook reflected S&P’s expectation that the state will continue to work on restoring fiscal balance over the next two years.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
Higher Education	31.3%
Hospital & Health Care	18.6%
Refunded	13.0%
General Obligation	9.9%
Utilities	9.8%
Other Revenue	5.6%
Tax-Supported	5.3%
Housing	3.2%
Transportation	2.2%
Subject to Government Appropriations	1.1%

*Does not include short-term investments and other net assets.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from S&P, Moody’s Investors Service and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14. 5. This does not indicate S&P’s rating of the Fund.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Thank you for your continued participation in Franklin Connecticut Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FXCTX)	$10.91	$10.65	+$	0.26
C (FCTIX)	$10.98	$10.73	+$	0.25
Advisor (FCNZX)	$10.90	$10.64	+$	0.26

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2083
C	$0.1792
Advisor	$0.2137

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual	Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]	Operating Expenses[4]
A							0.67%
6-Month	+	4.44%	+	0.02%
1-Year	+	9.75%	+	5.07%	+	3.26%
5-Year	+	24.16%	+	3.53%	+	2.77%
10-Year	+	49.58%	+	3.65%	+	3.59%
C							1.22%
6-Month	+	4.03%	+	3.03%
1-Year	+	9.11%	+	8.11%	+	6.35%
5-Year	+	20.75%	+	3.84%	+	3.12%
10-Year	+	41.53%	+	3.53%	+	3.49%
Advisor[5]							0.57%
6-Month	+	4.49%	+	4.49%
1-Year	+	9.87%	+	9.87%	+	8.00%
5-Year	+	24.67%	+	4.51%	+	3.78%
10-Year	+	50.21%	+	4.15%	+	4.09%

		Distribution		Taxable Equivalent		30-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]	Standardized Yield[7]
A		3.60%		6.85%		2.35%	4.47%
C		3.20%		6.09%		1.91%	3.63%
Advisor		3.85%		7.33%		2.56%	4.87%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+28.00% and +4.93%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/14.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and Connecticut personal income tax rate of 47.45%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,044.40	$3.56
Hypothetical (5% return before expenses)	$1,000	$1,021.73	$3.52
C
Actual	$1,000	$1,040.30	$6.38
Hypothetical (5% return before expenses)	$1,000	$1,018.95	$6.31
Advisor
Actual	$1,000	$1,044.90	$3.04
Hypothetical (5% return before expenses)	$1,000	$1,022.23	$3.01

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.69%; C: 1.24%; and Advisor: 0.59%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Semiannual Report | 23

Franklin Michigan Tax-Free Income Fund

We are pleased to bring you Franklin Michigan Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Michigan Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Michigan personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	3.16%
AA	81.77%
A	8.19%
BBB	6.48%
Refunded	0.40%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.67 on February 28, 2014, to $12.00 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 23.37 cents per share for the same period.2 The Performance Summary beginning on page 27 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.61% based on an annualization of the 3.77 cent per share August dividend and the maximum offering price of $12.53 on August 31, 2014. An investor in the 2014 maximum combined effective federal and Michigan personal income tax bracket of 45.97% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.68% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14-8/31/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	4.02	3.49	4.11
April	4.02	3.49	4.11
May	3.92	3.39	4.01
June	3.82	3.27	3.92
July	3.82	3.27	3.92
August	3.77	3.22	3.87
Total	23.37	20.13	23.94

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Michigan’s economy continued to stabilize during the six months under review. Although the state’s economy was diversified, the manufacturing sector still served as a major employment source. During the review period, local car production levels increased thanks to the nation’s economic recovery, pent-up car demand and industry cost-cutting efforts. The state’s housing market continued to recover as home prices rose and construction activities picked up, though the improving foreclosure rate moved up toward period-end. The state’s July unemployment rate declined to 7.4% in August compared to

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 78.

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND

7.7% in February 2014 but was higher than the 6.1% national average.3 A few job sectors recorded gains during the period, led by some of the state’s largest private employment sectors —manufacturing; leisure and hospitality; and trade, transportation and utilities. Additionally, the information technology sector showed strong job growth.

Michigan’s enacted budget for fiscal year 2014 (ended September 30) was structurally balanced, with a modest increase in total spending, primarily in education, roads and public transportation, and revenue sharing to communities. In June the state appropriated a sizable part of the Budget Stabilization Fund (BSF) to a segregated fund created for Detroit pensioners as part of the city’s bankruptcy. The BSF is expected to be restored using the state’s receipt of tobacco settlement revenue over the next 21 years. As of May 2014 consensus revenue estimates, the state anticipated a lower-than-projected fiscal year 2014 budget surplus. The state maintained structural balance with its enacted fiscal year 2015 budget, which included a modest increase in total spending, primarily in public education, public safety and revenue sharing to communities. Increased spending related to Medicaid was expected to be offset by additional federal aid. The budget also included a deposit to the BSF, which indicated the state’s determination to restore a strong financial profile.

Michigan maintained relatively low debt levels, with net tax-supported debt at $785 per capita and 2.1% of personal income, compared with the national medians of $1,054 and 2.6%.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed its rating of AA- on Michigan’s general obligation bonds and revised its outlook to stable from positive.5 The rating reflected S&P’s view of the state’s recovering cyclical economic base, improving fund balances, strong cash position, good budget management practices, and moderate debt and pension liability levels. S&P noted that challenges included the state’s weak economic growth over the past decade, cyclical financial pressures and relatively high obligations for other postemployment benefits. S&P’s outlook cited recent softening in projected revenues for fiscal year 2014, slow economic growth expectations and anticipated declines in general fund and BSF reserves along with concerns surrounding the state’s exposure to financially struggling local governments.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
General Obligation	26.5%
Hospital & Health Care	20.5%
Utilities	17.0%
Higher Education	12.8%
Subject to Government Appropriations	9.5%
Tax-Supported	6.5%
Transportation	4.3%
Refunded	2.7%
Housing	0.2%

*Does not include short-term investments and other net assets.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from S&P, Moody’s Investors Service and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14.

5. This does not indicate S&P’s rating of the Fund.

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Semiannual Report | 25

FRANKLIN MICHIGAN TAX-FREE INCOME FUND

During the reporting period the Fund also held various Detroit general obligation and Department of Water and Sewer bonds. In light of the fact that both types of bonds are at least partially included in the City’s plan of adjustment under Chapter 9 bankruptcy, it is important to note that the Detroit general obligation bonds held in the Fund are either insured by a municipal bond insurer or backed by Michigan State Distributable aid revenues. Furthermore, all of the Michigan Department of Water and Sewer revenue bonds held in the Fund are insured by a municipal bond insurer. Municipal bond insurance guarantees the timely payment of principal and interest of the insured bond.

Thank you for your continued participation in Franklin Michigan Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FTTMX)	$12.00	$11.67	+$	0.33
C (FRMTX)	$12.17	$11.83	+$	0.34
Advisor (FMTFX)	$12.03	$11.70	+$	0.33

Distributions (3/1/14-8/31/14)
Dividend
Share Class	Income
A	$0.2337
C	$0.2013
Advisor	$0.2394

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual	Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]	Operating Expenses[4]
A							0.63%
6-Month	+	4.88%	+	0.40%
1-Year	+	10.87%	+	6.16%	+	4.53%
5-Year	+	23.66%	+	3.43%	+	2.81%
10-Year	+	48.85%	+	3.61%	+	3.55%
C							1.18%
6-Month	+	4.61%	+	3.61%
1-Year	+	10.31%	+	9.31%	+	7.59%
5-Year	+	20.39%	+	3.78%	+	3.14%
10-Year	+	40.97%	+	3.49%	+	3.45%
Advisor[5]							0.53%
6-Month	+	4.91%	+	4.91%
1-Year	+	10.94%	+	10.94%	+	9.38%
5-Year	+	24.32%	+	4.45%	+	3.84%
10-Year	+	50.05%	+	4.14%	+	4.10%

		Distribution		Taxable Equivalent		30-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]	Standardized Yield[7]
A		3.61%		6.68%		2.72%	5.03%
C		3.18%		5.89%		2.30%	4.26%
Advisor		3.86%		7.14%		2.97%	5.50%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+30.18% and +4.37%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/14.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and Michigan personal income tax rate of 45.97%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN MICHIGAN TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,048.80	$3.36
Hypothetical (5% return before expenses)	$1,000	$1,021.93	$3.31
C
Actual	$1,000	$1,046.10	$6.19
Hypothetical (5% return before expenses)	$1,000	$1,019.16	$6.11
Advisor
Actual	$1,000	$1,049.10	$2.84
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.65%; C: 1.20%; and Advisor: 0.55%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin Minnesota Tax-Free Income Fund

We are pleased to bring you Franklin Minnesota Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Minnesota Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Minnesota personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	12.52%
AA	73.56%
A	13.41%
Refunded	0.51%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.39 on February 28, 2014, to $12.66 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 20.66 cents per share for the same period.2 The Performance Summary beginning on page 33 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.14% based on an annualization of the 3.46 cent per share August dividend and the maximum offering price of $13.22 on August 31, 2014. An investor in the 2014 maximum combined effective federal and Minnesota personal income tax bracket of 49.35% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.20% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.41	2.83	3.51
April	3.41	2.83	3.51
May	3.46	2.88	3.56
June	3.46	2.88	3.56
July	3.46	2.88	3.56
August	3.46	2.88	3.56
Total	20.66	17.18	21.26

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Minnesota’s broad-based economy continued to expand during the six months under review. The state’s unemployment rate fell to 4.3% in August 2014, which remained significantly lower than the 6.1% national average.3 Nonfarm payrolls expanded, led by growth in sectors like construction, information, and mining and logging, although this was partly offset by job losses in the sizable leisure and hospitality sector. Manufacturing activity expanded during the period, and housing data improved as home prices and construction activity rose.

The state has outperformed its economic and revenue forecasts since July 2011, with the latest economic update indicating better-than-forecast revenues for fiscal year 2014 (ended June 30), as higher-than-expected individual income tax collections and

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 85.

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND

general sales tax and other receipts offset lower-than-projected corporate tax receipts. Minnesota projected a surplus in the 2014–2015 biennial budget, driven by higher revenues and lower spending. The state projected stronger economic growth leading to higher income and sales tax receipts, and lower spending on K-12 education and property tax refund programs. After the state forecast a revenue surplus for the current biennium in February, it enacted a supplemental budget for fiscal year 2015, increasing investments in broadband infrastructure, education, railway safety, and home and community-based health care. Additionally, the government sanctioned infrastructure bills, improving parks, roads and local infrastructure, and tax relief bills, including property tax reductions.

Minnesota’s net tax-supported debt was 3.0% of personal income and $1,402 per capita, compared with the national medians of 2.6% and $1,054.4 Independent credit rating agency Moody’s Investors Service assigned Minnesota’s general obligation debt a rating of Aa1 with a stable outlook, which reflected Moody’s view of the state’s strong revenue growth, replenishment of budget reserves, structural budget balance and sound management practices.5 Moody’s also noted Minnesota’s initiatives to close the budget gap, such as higher taxes for the state’s top 2% of income earners, increased cigarette taxes and an expanded sales and corporate tax base. Some challenges cited by Moody’s included the state’s high debt ratios and history of budgetary gridlock that has led to structural budget imbalance.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from Standard & Poor’s, Moody’s and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
General Obligation	34.1%
Hospital & Health Care	19.0%
Utilities	15.8%
Higher Education	7.6%
Tax-Supported	6.1%
Subject to Government Appropriations	5.7%
Transportation	4.8%
Housing	3.8%
Refunded	2.2%
Other Revenue	0.9%

*Does not include short-term investments and other net assets.

Thank you for your continued participation in Franklin Minnesota Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14.
5. This does not indicate Moody’s rating of the Fund.

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FMINX)	$12.66	$12.39	+$	0.27
C (FMNIX)	$12.78	$12.51	+$	0.27
Advisor (FMNZX)	$12.67	$12.40	+$	0.27

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2066
C	$0.1718
Advisor	$0.2126

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual	Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]	Operating Expenses[4]
A							0.64%
6-Month	+	3.87%		-0.54%
1-Year	+	9.29%	+	4.66%	+	2.29%
5-Year	+	24.86%	+	3.63%	+	3.09%
10-Year	+	52.95%	+	3.89%	+	3.82%
C							1.19%
6-Month	+	3.55%	+	2.55%
1-Year	+	8.62%	+	7.62%	+	5.18%
5-Year	+	21.44%	+	3.96%	+	3.42%
10-Year	+	44.76%	+	3.77%	+	3.70%
Advisor[5]							0.54%
6-Month	+	3.92%	+	3.92%
1-Year	+	9.39%	+	9.39%	+	6.91%
5-Year	+	25.57%	+	4.66%	+	4.11%
10-Year	+	53.83%	+	4.40%	+	4.33%

		Distribution		Taxable Equivalent		30-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]	Standardized Yield[7]
A		3.14%		6.20%		1.64%	3.24%
C		2.70%		5.33%		1.17%	2.31%
Advisor		3.37%		6.65%		1.83%	3.61%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +28.20%
and +4.93%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/14.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and Minnesota personal income tax rate of 49.35%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN MINNESOTA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,038.70	$3.34
Hypothetical (5% return before expenses)	$1,000	$1,021.93	$3.31
C
Actual	$1,000	$1,035.50	$6.16
Hypothetical (5% return before expenses)	$1,000	$1,019.16	$6.11
Advisor
Actual	$1,000	$1,039.20	$2.83
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.65%; C: 1.20%; and Advisor: 0.55%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin Ohio Tax-Free Income Fund

We are pleased to bring you Franklin Ohio Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Ohio Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Ohio personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	5.00%
AA	73.60%
A	12.14%
BBB	1.35%
Refunded	7.60%
Not Rated	0.31%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.44 on February 28, 2014, to $12.74 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 24.70 cents per share for the same period.2 The Performance Summary beginning on page 39 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.74% based on an annualization of the 4.15 cent per share August dividend and the maximum offering price of $13.31 on August 31, 2014. An investor in the 2014 maximum combined effective federal and Ohio personal income tax bracket of 46.66% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.01% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.95	3.38	4.05
April	4.15	3.58	4.25
May	4.15	3.58	4.25
June	4.15	3.56	4.25
July	4.15	3.56	4.25
August	4.15	3.56	4.25
Total	24.70	21.22	25.30

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Ohio experienced strong economic growth after the Great Recession, aided by many major corporations from a variety of high-growth, high-demand sectors headquartered in the Columbus metropolitan area. The state also benefited in recent years from a recovery in automobile manufacturing and the growing exploration of the Marcellus and Utica oil shales, which resulted in private investment in drilling, steel manufacturing and natural gas and petroleum processing. Although recent growth has slowed, Ohio’s broad and diverse economy steadily recovered during the six months under review. Improved labor market conditions stimulated the real estate market, which experienced increased prices, although the number of foreclosures

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 93.

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FRANKLIN OHIO TAX-FREE INCOME FUND

increased and total building permits declined. Growth in energy and government sector employment together with a decline in the labor force helped bring down the state’s unemployment rate from 6.5% in February to a seven-year low of 5.7% by period-end.3 Conversely, employment in the construction and leisure and hospitality sectors declined.

Ohio ended its fiscal year 2014 with a significant surplus for the fourth consecutive year, which afforded an increase in the state’s Medicaid Reserve Fund. The state’s enacted mid-biennium budget for fiscal years 2014–2015 included funding for mental health, addiction treatment and tobacco prevention and cessation programs as well as for initiatives to mentor youth, help ensure high school graduation and assist adults to earn high school diplomas. The new budget doubled the earned income tax credit, increased the personal income tax exemption for middle- and low-income taxpayers, hastened a 10% income tax reduction and increased small business tax cuts.

Ohio’s net tax-supported debt, at $1,087 per capita and 2.7% of personal income, was in line with the national medians of $1,054 and 2.6%.4 Standard & Poor’s (S&P) affirmed Ohio’s AA+ general obligation rating with a stable outlook.5 The rating reflected S&P’s view of the state’s history of proactive financial and budget management, improved revenue and budget performance, large and diversified economy, moderate debt levels and progress in funding other postemployment benefits. The outlook reflected S&P’s assessment of Ohio’s progress in achieving structural budget balance and steady economic growth that has led to revenue stabilization, contributions to the budget stabilization fund at the 5% target and proactive responses to budget imbalances.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from S&P, Moody’s Investors Service and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
General Obligation	34.4%
Hospital & Health Care	15.2%
Higher Education	14.5%
Utilities	12.0%
Refunded	8.1%
Tax-Supported	5.1%
Transportation	4.2%
Other Revenue	3.3%
Subject to Government Appropriations	2.3%
Housing	0.9%

*Does not include short-term investments and other net assets.

Thank you for your continued participation in Franklin Ohio Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14.
5. This does not indicate S&P’s rating of the Fund.

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FRANKLIN OHIO TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FTOIX)	$12.74	$12.44	+$	0.30
C (FOITX)	$12.90	$12.58	+$	0.32
Advisor (FROZX)	$12.75	$12.44	+$	0.31

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2470
C	$0.2122
Advisor	$0.2530

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FRANKLIN OHIO TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual	Total Annual
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]	Operating Expenses[4]
A							0.63%
6-Month	+	4.43%	+	0.01%
1-Year	+	11.27%	+	6.52%	+	3.69%
5-Year	+	24.72%	+	3.61%	+	3.12%
10-Year	+	52.51%	+	3.86%	+	3.81%
C							1.18%
6-Month	+	4.26%	+	3.26%
1-Year	+	10.71%	+	9.71%	+	6.68%
5-Year	+	21.43%	+	3.96%	+	3.43%
10-Year	+	44.57%	+	3.75%	+	3.69%
Advisor[5]							0.53%
6-Month	+	4.56%	+	4.56%
1-Year	+	11.46%	+	11.46%	+	8.46%
5-Year	+	25.43%	+	4.64%	+	4.13%
10-Year	+	53.56%	+	4.38%	+	4.34%

		Distribution		Taxable Equivalent		30-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]	Standardized Yield[7]
A		3.74%		7.01%		2.27%	4.26%
C		3.31%		6.21%		1.84%	3.45%
Advisor		4.00%		7.50%		2.49%	4.67%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN OHIO TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +33.39%
and +4.78%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/14.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and Ohio personal income tax rate of
46.66%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Semiannual Report | 41

FRANKLIN OHIO TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,044.30	$3.25
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21
C
Actual	$1,000	$1,042.60	$6.08
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
Advisor
Actual	$1,000	$1,045.60	$2.73
Hypothetical (5% return before expenses)	$1,000	$1,022.53	$2.70

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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franklintempleton.com

Franklin Oregon Tax-Free Income Fund

We are pleased to bring you Franklin Oregon Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Oregon Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Oregon personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	13.90%
AA	48.25%
A	19.88%
BBB	8.66%
Below Investment Grade	3.46%
Refunded	5.85%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.69 on February 28, 2014, to $11.91 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 23.66 cents per share for the same period.2 The Performance Summary beginning on page 45 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.68% based on an annualization of the 3.81 cent per share August dividend and the maximum offering price of $12.44 on August 31, 2014. An investor in the 2014 maximum combined effective federal and Oregon personal income tax bracket of 49.38% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.27% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.97	3.44	4.07
April	3.97	3.44	4.07
May	3.97	3.44	4.07
June	3.97	3.42	4.06
July	3.97	3.42	4.06
August	3.81	3.26	3.90
Total	23.66	20.42	24.23

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Oregon’s economy grew during the six months under review based on a number of economic measures, including industrial production, exports, new business filings, job growth and personal income. Manufacturing activity also increased, which was encouraging given the state’s large manufacturing base that is largely composed of high technology industries. Oregon’s access to Asian markets through its Portland area ports and its well-educated workforce are positive factors, although slower economic growth in China could impede future growth. In the housing sector, home sales and construction decreased, causing home prices to rise and construction jobs to decline, although

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds,
U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 103.

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FRANKLIN OREGON TAX-FREE INCOME FUND

new housing permits remained constant overall. Most other employment sectors experienced gains, led by the larger education and health services, professional and business services, and leisure and hospitality sectors. The smaller information and mining and logging sectors also experienced healthy jobs gains. However, because an increased labor force offset employment gains, Oregon’s unemployment rate increased from 6.8% in February to 7.2% by period-end, which was higher than the 6.1% national rate.3

Oregon’s enacted 2014–2015 biennial budget limited expenditure growth to be below expected revenue growth and did not rely on one-time resources for balance, although it incorporated revenue from closing tax loopholes. Budget savings resulted from changes to the Public Employees Retirement System, including reducing the cost-of-living adjustment for current and future retirees and eliminating an extra payment given to out-of-state retirees. During Oregon’s 2014 legislative session, the enacted 2014–2015 biennial budget was adjusted to reflect increased revenues.

The state’s net-tax supported debt was 4.9% of personal income and $1,920 per capita, compared with the national medians of 2.6% and $1,054.4 Independent credit rating agency Moody’s Investors Service maintained its Aa1 rating and stable outlook for Oregon’s general obligation debt.5 The rating and outlook reflected Moody’s assessment of the state’s strong financial controls, executive authority to limit spending, healthy funding ratios in the state retirement system after reforms and moderate cash reserve levels. However, Moody’s cited as challenges Oregon’s above-average debt ratios, an unusually high reliance on personal income taxes that can vary, and a constitutional requirement to return income taxes when they are above 2% over the budgeted amount.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from Standard & Poor’s, Moody’s and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
General Obligation	28.5%
Hospital & Health Care	19.3%
Refunded	11.4%
Utilities	10.0%
Tax-Supported	9.3%
Transportation	8.3%
Higher Education	6.6%
Other Revenue	2.8%
Housing	2.2%
Subject to Government Appropriations	1.6%

*Does not include short-term investments and other net assets.

Thank you for your continued participation in Franklin Oregon Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14.
5. This does not indicate Moody’s rating of the Fund.

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FRANKLIN OREGON TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FRORX)	$11.91	$11.69	+$	0.22
C (FORIX)	$12.08	$11.84	+$	0.24
Advisor (FOFZX)	$11.92	$11.70	+$	0.22

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2366
C	$0.2042
Advisor	$0.2423

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FRANKLIN OREGON TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual	Total Annual Operating
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]	Operating Expenses[4]
A							0.62%
6-Month	+	3.94%		-0.49%
1-Year	+	9.72%	+	5.07%	+	3.23%
5-Year	+	24.87%	+	3.63%	+	2.96%
10-Year	+	52.37%	+	3.85%	+	3.84%
C							1.17%
6-Month	+	3.78%	+	2.78%
1-Year	+	9.19%	+	8.19%	+	6.21%
5-Year	+	21.57%	+	3.98%	+	3.27%
10-Year	+	44.40%	+	3.74%	+	3.71%
Advisor[5]							0.52%
6-Month	+	3.99%	+	3.99%
1-Year	+	9.82%	+	9.82%	+	7.90%
5-Year	+	25.58%	+	4.66%	+	3.95%
10-Year	+	53.25%	+	4.36%	+	4.35%

		Distribution		Taxable Equivalent		30-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]	Standardized Yield[7]
A		3.68%		7.27%		2.38%	4.70%
C		3.24%		6.40%		1.95%	3.85%
Advisor		3.93%		7.76%		2.60%	5.14%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN OREGON TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+28.26% and +4.97%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/14.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and Oregon personal income tax rate of 49.38%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Semiannual Report | 47

FRANKLIN OREGON TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,039.40	$3.24
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21
C
Actual	$1,000	$1,037.80	$6.06
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
Advisor
Actual	$1,000	$1,039.90	$2.73
Hypothetical (5% return before expenses)	$1,000	$1,022.53	$2.70

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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franklintempleton.com

Franklin Pennsylvania Tax-Free Income Fund

We are pleased to bring you Franklin Pennsylvania Tax-Free Income Fund’s semiannual report for the period ended August 31, 2014.

Your Fund’s Goal and Main Investments

Franklin Pennsylvania Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Pennsylvania personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
8/31/14
% of Total
Ratings	Long-Term Investments
AAA	0.97%
AA	54.72%
A	26.01%
BBB	12.21%
Below Investment Grade	2.52%
Refunded	3.48%
Not Rated	0.09%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA or Aaa (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents (defined as bonds with stated maturities, or redemption features, of seven days or less), as well as short-term bonds (defined as bonds maturing in more than seven days but less than one year), are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $10.17 on February 28, 2014, to $10.43 on August 31, 2014. The Fund’s Class A shares paid dividends totaling 21.78 cents per share for the same period.2 The Performance Summary beginning on page 51 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.99% based on an annualization of the 3.62 cent per share August dividend and the maximum offering price of $10.89 on August 31, 2014. An investor in the 2014 maximum combined effective federal and Pennsylvania personal income tax bracket of 45.25% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.29% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Dividend Distributions*
3/1/14–8/31/14
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.62	3.16	3.70
April	3.62	3.16	3.70
May	3.62	3.16	3.70
June	3.65	3.18	3.73
July	3.65	3.18	3.73
August	3.62	3.15	3.70
Total	21.78	18.99	22.26

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Commonwealth Update

During the reporting period, Pennsylvania’s diverse economy continued its slow recovery. Although the commonwealth experienced less severe losses than the nation’s and began to recover sooner during the Great Recession, its rates of job and population growth slowed in recent years. Low natural gas prices hampered Pennsylvania’s economic recovery, as the Marcellus Shale natural gas reserve has recently been the commonwealth’s largest source of job growth. Nevertheless, natural gas development supported employment in the logging and mining sector during the period. In the real estate market, construction also increased despite fewer housing permits, and the number of completed foreclosures declined. The commonwealth’s sizable trade, transportation and utilities sector also added jobs. In contrast, the leisure and hospitality and information sectors lost jobs. The commonwealth’s unemployment rate began the period

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 112.

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Semiannual Report | 49

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

at a four-year low of 6.2% and fell further to end the period at 5.8%.3 In comparison, the national rate was 6.1% at period-end.

The enacted fiscal year 2014 budget encountered challenges as pension liabilities continued to grow without pension reform. Although pension contributions were maintained at the legally required levels, the contributions may be insufficient to meet future obligations. Lawmakers increased pension funding by delaying the elimination of capital stock and franchise fees and using unspent agency proceeds. Projected revenue growth from all major tax sources decreased for fiscal year 2014, so lawmakers closed a sizable gap by using savings from tax refunds and suspending the required transfer of fiscal year 2013’s surplus to the budget stabilization reserve. The enacted fiscal year 2015 budget relied on substantial one-time revenues to increase funding for targeted education, social service and health care programs without raising taxes. Nevertheless, Governor Corbett vetoed some proposed legislative expenditures and appropriations to help balance the budget and urged the state legislature to enact needed pension reform while protecting benefits for retirees and currently eligible state employees.

Pennsylvania’s debt levels were moderate and in line with national medians. Net tax-supported debt was 2.6% of personal income and $1,172 per capita, compared with the 2.6% and $1,054 national medians.4 Independent credit rating agency Moody’s Investors Service downgraded Pennsylvania’s general obligation bonds from Aa2 to Aa3 with a stable outlook. The rating reflected Moody’s view of the commonwealth’s growing budgetary structural imbalance and weak tax revenues, as well as reliance on non-recurring resources to balance its fiscal year 2015 budget. Moody’s also expected that large and growing pension liabilities together with weak economic growth could hinder Pennsylvania’s capacity to attain structural balance in the near future. The stable outlook reflected Moody’s view of the commonwealth’s diverse economy but below-average growth, its recently improved governance shown by timely budget adoption, and strong executive powers to control expenditures midyear.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced a series of downgrades from Standard & Poor’s, Moody’s and Fitch Ratings. In February 2014, these credit rating firms downgraded their respective ratings of Puerto Rico’s general obligation debt to below investment grade, along with the ratings of certain related Puerto Rico issuers. Additionally, each rating agency maintained a negative outlook on certain Puerto Rico issuers. Shortly after Puerto Rico enacted legislation related to bankruptcy protection for public corporations, the rating agencies further downgraded ratings of Puerto Rico and many of its public corporations and authorities. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to Puerto Rico’s financial position and future financing endeavors caused its bond market to experience volatility during the reporting period.

Portfolio Breakdown
8/31/14
% of Total
Long-Term Investments*
Higher Education	27.9%
General Obligation	17.4%
Hospital & Health Care	16.5%
Utilities	13.7%
Transportation	6.7%
Tax-Supported	5.6%
Refunded	4.4%
Housing	3.0%
Subject to Government Appropriations	2.6%
Other Revenue	2.2%
*Does not include short-term investments and other net assets.

Thank you for your continued participation in Franklin Pennsylvania Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, 2014 State Debt Medians: Appetite for Borrowing Remains Weak, 5/22/14.
5. This does not indicate Moody’s rating of the Fund.

50 | Semiannual Report franklintempleton.com

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/14	2/28/14		Change
A (FRPAX)	$10.43	$10.17	+$	0.26
C (FRPTX)	$10.55	$10.28	+$	0.27
Advisor (FPFZX)	$10.44	$10.18	+$	0.26

Distributions (3/1/14–8/31/14)
Dividend
Share Class	Income
A	$0.2178
C	$0.1899
Advisor	$0.2226

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FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/14

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual	Total Annual Operating
Share Class		Total Return[1]		Total Return[2]		Total Return (9/30/14)[3]	Operating Expenses[4]
A							0.63%
6-Month	+	4.75%	+	0.31%
1-Year	+	10.67%	+	5.93%	+	4.31%
5-Year	+	27.42%	+	4.05%	+	3.37%
10-Year	+	53.30%	+	3.91%	+	3.90%
C							1.18%
6-Month	+	4.51%	+	3.51%
1-Year	+	10.06%	+	9.06%	+	7.33%
5-Year	+	24.14%	+	4.42%	+	3.71%
10-Year	+	45.24%	+	3.80%	+	3.79%
Advisor[5]							0.53%
6-Month	+	4.79%	+	4.79%
1-Year	+	10.76%	+	10.76%	+	9.00%
5-Year	+	28.14%	+	5.08%	+	4.39%
10-Year	+	54.19%	+	4.42%	+	4.41%

		Distribution		Taxable Equivalent		30-Day	Taxable Equivalent 30-Day
Share Class		Rate[6]		Distribution Rate[7]		Standardized Yield[8]	Standardized Yield[7]
A		3.99%		7.29%		2.84%	5.19%
C		3.58%		6.54%		2.43%	4.44%
Advisor		4.25%		7.76%		3.07%	5.61%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+30.69% and +5.36%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/14.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/14 for the maximum combined effective federal and Pennsylvania personal income tax rate of 45.25%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 8/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Semiannual Report | 53

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/14	Value 8/31/14	Period* 3/1/14–8/31/14
A
Actual	$1,000	$1,047.50	$3.30
Hypothetical (5% return before expenses)	$1,000	$1,021.98	$3.26
C
Actual	$1,000	$1,045.10	$6.13
Hypothetical (5% return before expenses)	$1,000	$1,019.21	$6.06
Advisor
Actual	$1,000	$1,047.90	$2.79
Hypothetical (5% return before expenses)	$1,000	$1,022.48	$2.75

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; C: 1.19%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Arizona Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.80	$11.52	$11.28	$10.30	$10.78	$10.18
Income from investment operations[b]:
Net investment income[c]	0.22	0.45	0.45	0.47	0.47	0.48
Net realized and unrealized gains (losses)	0.30	(0.73)	0.23	0.99	(0.47)	0.60
Total from investment operations	0.52	(0.28)	0.68	1.46	—	1.08
Less distributions from net investment
income	(0.22)	(0.44)	(0.44)	(0.48)	(0.48)	(0.48)
Net asset value, end of period	$11.10	$10.80	$11.52	$11.28	$10.30	$10.78

Total return[d]	4.89%	(2.37)%	6.14%	14.44%	(0.09)%	10.84%

Ratios to average net assets[e]
Expenses	0.63%	0.62%	0.63%	0.64%	0.62%	0.63%
Net investment income	4.04%	4.10%	3.93%	4.40%	4.40%	4.55%

Supplemental data
Net assets, end of period (000’s)	$805,914	$798,957	$982,621	$920,194	$844,627	$982,080
Portfolio turnover rate	3.74%	14.75%	6.40%	13.19%	13.61%	8.37%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Arizona Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.96	$11.68	$11.43	$10.44	$10.91	$10.29
Income from investment operations[b]:
Net investment income[c]	0.20	0.39	0.39	0.42	0.42	0.43
Net realized and unrealized gains (losses)	0.29	(0.73)	0.24	0.99	(0.47)	0.62
Total from investment operations	0.49	(0.34)	0.63	1.41	(0.05)	1.05
Less distributions from net investment
income	(0.19)	(0.38)	(0.38)	(0.42)	(0.42)	(0.43)
Net asset value, end of period	$11.26	$10.96	$11.68	$11.43	$10.44	$10.91

Total return[d]	4.54%	(2.87)%	5.56%	13.74%	(0.56)%	10.32%

Ratios to average net assets[e]
Expenses	1.18%	1.17%	1.18%	1.19%	1.17%	1.18%
Net investment income	3.49%	3.55%	3.38%	3.85%	3.85%	4.00%

Supplemental data
Net assets, end of period (000’s)	$102,994	$100,188	$150,778	$118,448	$99,856	$109,679
Portfolio turnover rate	3.74%	14.75%	6.40%	13.19%	13.61%	8.37%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Arizona Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.83	$11.55	$11.30	$10.32	$10.80	$10.18
Income from investment operations[b]:
Net investment income[c]	0.23	0.46	0.46	0.48	0.49	0.50
Net realized and unrealized gains (losses)	0.29	(0.73)	0.24	0.99	(0.48)	0.62
Total from investment operations	0.52	(0.27)	0.70	1.47	0.01	1.12
Less distributions from net investment
income	(0.23)	(0.45)	(0.45)	(0.49)	(0.49)	(0.50)
Net asset value, end of period	$11.12	$10.83	$11.55	$11.30	$10.32	$10.80

Total return[d]	4.84%	(2.26)%	6.33%	14.52%	0.02%	11.15%

Ratios to average net assets[e]
Expenses	0.53%	0.52%	0.53%	0.54%	0.52%	0.53%
Net investment income	4.14%	4.20%	4.03%	4.50%	4.50%	4.65%

Supplemental data
Net assets, end of period (000’s)	$42,746	$29,842	$36,297	$20,862	$5,697	$4,530
Portfolio turnover rate	3.74%	14.75%	6.40%	13.19%	13.61%	8.37%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Arizona Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 95.8%
Arizona 90.8%
Arizona Health Facilities Authority Revenue,
Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38	$15,000,000	$16,670,100
Banner Health, Series A, 5.00%, 1/01/35	10,000,000	10,501,800
Banner Health, Series D, 5.50%, 1/01/38	17,500,000	18,914,175
Catholic Healthcare West, Series B, AGMC Insured, 5.00%, 3/01/41	5,000,000	5,289,250
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,965,800
Arizona School Facilities Board COP, 5.50%, 9/01/23	10,000,000	11,435,500
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project,
Refunding, Series A, 5.00%, 7/01/36	5,000,000	5,374,550
Arizona State Board of Regents Arizona State University System Revenue,
Polytechnic Campus Project, Series C, 6.00%, 7/01/26	2,500,000	2,890,375
Polytechnic Campus Project, Series C, 6.00%, 7/01/27	3,000,000	3,466,050
Polytechnic Campus Project, Series C, 6.00%, 7/01/28	3,350,000	3,858,329
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	4,145,000	4,683,891
Arizona State Board of Regents COP, University of Arizona, Refunding, Series C, 5.00%, 6/01/31	7,025,000	7,870,318
Arizona State Board of Regents Northern Arizona University System Revenue,
5.00%, 6/01/38	5,000,000	5,260,650
Refunding, 5.00%, 6/01/40	6,000,000	6,742,440
Refunding, 5.00%, 6/01/44	8,005,000	8,953,432
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/26	2,380,000	2,782,053
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	5,000,000	5,549,400
Arizona State Board of Regents State University System Revenue, Stimulus Plan for Economic and
Educational Development, 5.00%,
8/01/33	2,200,000	2,529,890
8/01/34	3,320,000	3,793,598
Arizona State Board of Regents University of Arizona System Revenue,
Series A, 5.00%, 6/01/39	8,650,000	9,345,374
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	10,150,000	11,339,276
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,755,960
Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	6,385,053
Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,458,750
Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,264,060
Arizona State Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College
of Osteopathic Medicine Inc., Arizona School of Health Sciences Project, 5.125%, 1/01/30	2,250,000	2,446,628
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding,
Series A, 5.00%, 2/01/42	8,000,000	8,508,240
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%,
7/01/28	15,540,000	17,514,823
7/01/29	7,500,000	8,425,200
Arizona State Transportation Board Highway Revenue, Subordinated, Refunding,
Series A, 5.00%, 7/01/36	10,000,000	11,245,300
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30	12,065,000	12,065,000
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured, 5.00%,
7/01/36	18,995,000	19,202,425
7/01/40	11,345,000	11,465,938
El Mirage GO, AGMC Insured, 5.00%, 7/01/42	2,200,000	2,374,042
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28	10,000,000	11,577,000
Gilbert Water Resources Municipal Property Corp. Water System Development Fee and Water Utility
Revenue, sub. lien, NATL Insured, 5.00%, 10/01/29	25,000,000	27,437,500

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Refunding,
5.00%, 12/01/32	$4,775,000	$4,976,075
5.00%, 12/01/42	12,870,000	13,119,549
Series B, 5.00%, 12/01/37	3,000,000	3,039,090
Glendale IDAR, Midwestern University,
5.00%, 5/15/35	5,000,000	5,320,300
5.125%, 5/15/40	10,000,000	10,619,800
Refunding, 5.00%, 5/15/31	3,455,000	3,722,106
Glendale Municipal Property Corp. Excise Tax Revenue,
Refunding, Series C, AGMC Insured, 5.00%, 7/01/38	6,530,000	6,983,378
Subordinate, Refunding, Series C, 5.00%, 7/01/38	12,000,000	12,745,800
Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%, 7/15/32	7,500,000	7,774,725
Goodyear Water and Sewer Revenue, sub. lien, Obligations, Refunding, AGMC Insured,
5.25%, 7/01/31	1,000,000	1,106,660
5.50%, 7/01/41	1,500,000	1,670,055
Greater Arizona Development Authority Infrastructure Revenue, Series B, NATL Insured, 5.00%, 8/01/35	9,090,000	9,395,969
Marana Municipal Property Corp. Municipal Facilities Revenue, Series A, 5.00%, 7/01/28	3,000,000	3,330,900
Maricopa County Cartwright Elementary School District No. 83 GO, School Improvement, Project of
2010, Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	6,092,850
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	15,152,276
Maricopa County IDA, MFHR, Senior,
National Voluntary Health Facilities II Project, Series A, AGMC Insured, ETM, 5.50%, 1/01/18	1,470,000	1,551,041
Western Groves Apartments Project, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,430,000	1,430,658
Maricopa County IDA Health Facility Revenue,
Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23	7,000,000	7,020,020
Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26	13,950,000	13,991,850
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/39	4,860,000	5,468,326
Mayo Clinic, 5.00%, 11/15/36	16,250,000	17,070,137
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured,
ETM, 7.00%, 12/01/16	1,890,000	1,999,337
Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Campus of Care Project,
Refunding, Series A, GNMA Secured, 5.00%, 8/20/35	1,725,000	1,763,985
Maricopa County PCC, PCR,
El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	10,092,400
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,305,400
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,524,250
Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	15,893,636
Maricopa County USD No. 11 Peoria GO, School Improvement, 5.00%, 7/01/31	5,100,000	5,788,143
Maricopa County USD No. 89 Dysart GO, School Improvement, Project of 2006, Series B, AGMC
Insured, 5.00%, 7/01/27	5,015,000	5,452,057
McAllister Academic Village LLC Revenue, Arizona State University Hassayampa Academic Village
Project, Refunding,
5.25%, 7/01/33	5,000,000	5,349,300
5.00%, 7/01/38	5,000,000	5,293,650
Assured Guaranty, 5.25%, 7/01/33	2,525,000	2,710,790
Assured Guaranty, 5.00%, 7/01/38	3,825,000	4,056,680
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	6,000,000	6,469,020
Navajo County USD No. 6 Heber-Overgaard GO, School Improvement, Project of 2008, Assured
Guaranty, 5.50%, 7/01/28	1,045,000	1,199,942
Nogales Municipal Development Authority Inc. Municipal Facilities Revenue, NATL Insured, 5.00%,
6/01/36	2,640,000	2,711,148

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Northern Arizona University COP, Northern Arizona University Research Infrastructure Projects, AMBAC
Insured, Pre-Refunded, 5.00%, 9/01/30	$2,000,000	$2,000,000
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	10,000,000	10,685,900
senior lien, Series A, 5.00%, 7/01/38	10,000,000	10,717,200
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion
Project, Series B, NATL RE, FGIC Insured, 5.50%,
7/01/27	3,945,000	5,017,369
7/01/28	2,000,000	2,551,880
7/01/29	2,000,000	2,564,200
7/01/36	5,000,000	6,526,100
7/01/37	7,000,000	9,148,510
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinated, Civic Plaza Expansion Project,
Series A, NATL RE, FGIC Insured, 5.00%,
7/01/35	2,050,000	2,114,411
7/01/41	5,000,000	5,149,550
Phoenix Civic Improvement Corp. Wastewater System Revenue,
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37	5,515,000	5,940,262
senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,901,700
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Series A, 5.00%, 7/01/39	14,780,000	16,456,348
Phoenix IDA Education Revenue, Facility, JMF-Higley 2012 LLC Project, 5.00%,
12/01/34	3,000,000	3,232,710
12/01/39	5,610,000	5,988,058
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing LLC Arizona State
University Project,
Series A, AMBAC Insured, 5.00%, 7/01/37	18,095,000	17,356,543
Series C, AMBAC Insured, 5.00%, 7/01/37	8,735,000	7,835,557
Pima County IDA Lease Revenue,
Clark County Detention Facility Project, 5.125%, 9/01/27	8,655,000	9,550,446
Clark County Detention Facility Project, 5.00%, 9/01/39	15,000,000	15,553,500
Metro Police Facility, Nevada Project, Series A, 5.375%, 7/01/39	2,000,000	2,105,120
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	7,500,000	7,934,775
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%,
7/01/33	1,500,000	1,683,210
7/01/41	6,800,000	7,512,232
Pinal County Electrical District No. 4 Electric System Revenue, 6.00%,
12/01/23	525,000	604,658
12/01/28	740,000	837,850
12/01/38	1,150,000	1,263,298
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, 6.50%,
7/15/24	4,220,000	4,960,441
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Refunding, Series A, 5.00%, 12/01/30	4,500,000	5,263,065
Salt River Project, Series A, 5.00%, 1/01/37	14,000,000	14,645,820
Salt River Project, Series A, 5.00%, 1/01/38	7,000,000	7,748,300
Salt River Project, Series A, 5.00%, 1/01/39	5,000,000	5,539,550
Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,
12/01/32	10,000,000	11,454,000
12/01/37	5,000,000	5,702,450
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.25%, 9/01/30	5,000,000	5,005,100
Scottsdale Municipal Property Corp. Excise Tax Revenue, Water and Sewer Improvements Project,
5.00%, 7/01/33	10,660,000	12,071,171

60 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,
12/01/30	$5,160,000	$5,197,926
12/01/35	2,000,000	2,011,560
Student and Academic Services LLC Lease Revenue, Northern Arizona University Project, BAM Insured,
5.00%,
6/01/33	1,000,000	1,126,380
6/01/39	1,400,000	1,558,550
6/01/44	3,205,000	3,540,243
Tempe Excise Tax Revenue, Series A, 5.00%, 7/01/31	2,325,000	2,628,343
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,030,300
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation Project, Series A, AMBAC
Insured, 5.00%, 7/15/32	985,000	985,453
Tucson Water System Revenue,
5.00%, 7/01/32	5,000,000	5,534,750
Refunding, 5.00%, 7/01/28	1,230,000	1,391,019
Refunding, 5.00%, 7/01/29	1,765,000	1,979,695
University Medical Center Corp. Hospital Revenue, Tucson,
5.00%, 7/01/35	7,000,000	7,086,030
5.625%, 7/01/36	5,000,000	5,590,950
6.50%, 7/01/39	4,750,000	5,540,163
Refunding, 6.00%, 7/01/39	5,000,000	5,726,650
Yavapai County IDA Hospital Facility Revenue, Yavapai Regional Medical Center, Series B, 5.625%,
8/01/33	2,315,000	2,494,042
8/01/37	12,435,000	13,302,839
		863,879,650
U.S. Territories 5.0%
Guam 1.1%
Guam Government Business Privilege Tax Revenue,
Series A, 5.125%, 1/01/42	7,075,000	7,561,760
Series B-1, 5.00%, 1/01/29	2,980,000	3,242,389
		10,804,149
Puerto Rico 3.9%
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%,
8/01/31	17,500,000	9,275,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Refunding, Series C, 6.00%, 8/01/39	5,100,000	4,333,368
first subordinate, Series A, 5.50%, 8/01/37	6,000,000	4,871,520
first subordinate, Series C, 5.25%, 8/01/41	10,930,000	8,561,032
Refunding, Senior Series C, 5.00%, 8/01/46	12,500,000	10,188,625
		37,229,545
Total U.S. Territories		48,033,694
Total Municipal Bonds (Cost $867,265,634) 95.8%		911,913,344
Other Assets, less Liabilities 4.2%		39,741,447
Net Assets 100.0%		$951,654,791

See Abbreviations on page 138.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Colorado Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.66	$12.44	$12.24	$11.09	$11.65	$10.79
Income from investment operations[b]:
Net investment income[c]	0.24	0.47	0.47	0.51	0.51	0.51
Net realized and unrealized gains (losses)	0.32	(0.79)	0.19	1.15	(0.56)	0.87
Total from investment operations	0.56	(0.32)	0.66	1.66	(0.05)	1.38
Less distributions from net investment
income	(0.24)	(0.46)	(0.46)	(0.51)	(0.51)	(0.52)
Net asset value, end of period	$11.98	$11.66	$12.44	$12.24	$11.09	$11.65

Total return[d]	4.84%	(2.56)%	5.48%	15.33%	(0.55)%	12.97%

Ratios to average net assets[e]
Expenses	0.66%	0.64%	0.65%	0.65%	0.65%	0.66%
Net investment income	4.00%	4.00%	3.77%	4.37%	4.35%	4.49%

Supplemental data
Net assets, end of period (000’s)	$527,649	$520,275	$660,432	$583,088	$530,056	$565,222
Portfolio turnover rate	0.80%	7.74%	9.30%	8.14%	22.47%	9.78%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

62 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Colorado Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.78	$12.56	$12.36	$11.20	$11.76	$10.88
Income from investment operations[b]:
Net investment income[c]	0.21	0.41	0.40	0.45	0.44	0.45
Net realized and unrealized gains (losses)	0.33	(0.80)	0.19	1.16	(0.56)	0.88
Total from investment operations	0.54	(0.39)	0.59	1.61	(0.12)	1.33
Less distributions from net investment
income	(0.21)	(0.39)	(0.39)	(0.45)	(0.44)	(0.45)
Net asset value, end of period	$12.11	$11.78	$12.56	$12.36	$11.20	$11.76

Total return[d]	4.60%	(3.07)%	4.84%	14.66%	(1.11)%	12.43%

Ratios to average net assets[e]
Expenses	1.21%	1.19%	1.20%	1.20%	1.20%	1.21%
Net investment income	3.45%	3.45%	3.22%	3.82%	3.80%	3.94%

Supplemental data
Net assets, end of period (000’s)	$106,415	$107,705	$160,856	$126,094	$106,536	$118,648
Portfolio turnover rate	0.80%	7.74%	9.30%	8.14%	22.47%	9.78%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 63

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Colorado Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010 [b]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.66	$12.43	$12.24	$11.09	$11.65	$11.22
Income from investment operations[c]:
Net investment income[d]	0.24	0.48	0.48	0.52	0.52	0.33
Net realized and unrealized gains (losses)	0.33	(0.78)	0.18	1.16	(0.56)	0.43
Total from investment operations	0.57	(0.30)	0.66	1.68	(0.04)	0.76
Less distributions from net investment
income	(0.25)	(0.47)	(0.47)	(0.53)	(0.52)	(0.33)
Net asset value, end of period	$11.98	$11.66	$12.43	$12.24	$11.09	$11.65

Total return[e]	4.90%	(2.39)%	5.50%	15.44%	(0.45)%	6.79%

Ratios to average net assets[f]
Expenses	0.56%	0.54%	0.55%	0.55%	0.55%	0.56%
Net investment income	4.10%	4.10%	3.87%	4.47%	4.45%	4.59%

Supplemental data
Net assets, end of period (000’s)	$41,256	$34,393	$41,990	$31,955	$13,304	$11,066
Portfolio turnover rate	0.80%	7.74%	9.30%	8.14%	22.47%	9.78%

aFor the year ended February 29.
bFor the period July 15, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

64 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Colorado Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 96.9%
Colorado 90.4%
Adams County Revenue, Platte Valley Medical Center Project, NATL Insured, Pre-Refunded, 5.00%,
2/01/31	$9,615,000	$10,027,291
Adams State College Board of Trustees Auxiliary Facilities Revenue, Improvement, Series A, 5.50%,
5/15/34	2,000,000	2,271,880
5/15/39	2,150,000	2,401,744
Adams State College Board of Trustees Institutional Enterprise Revenue, 5.00%,
5/15/32	1,360,000	1,541,655
5/15/37	1,000,000	1,116,120
Auraria Higher Education Center Parking Enterprise Revenue, 5th and Walnut Parking
Garage Project, Series A, AGMC Insured, 5.00%, 4/01/34	6,150,000	6,857,065
Aurora COP, Refunding, Series A, 5.00%, 12/01/30	5,680,000	6,373,358
Aurora Hospital Revenue, Children’s Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,667,925
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
8/01/36	5,880,000	6,315,414
8/01/39	10,000,000	10,624,500
Boulder Larimer and Weld Counties Vrain Valley School District No. RE-1J GO, 5.00%, 12/15/33	5,300,000	5,889,148
Boulder Valley School District No. RE-2 Boulder GO, 5.00%, 12/01/34	6,000,000	6,801,540
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%,
12/01/34	5,380,000	6,004,295
Castle Rock Sales and Use Tax Revenue, 5.00%,
6/01/31	1,800,000	2,055,600
6/01/32	1,845,000	2,097,913
6/01/35	2,775,000	3,121,598
Colorado Educational and Cultural Facilities Authority Revenue,
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,588,986
Charter School, James Irwin Educational Foundation Project, Refunding and Improvement,
Assured Guaranty, 5.00%, 8/01/37	6,060,000	6,181,200
Student Housing, Campus Village Apartments Project, Refunding, 5.50%, 6/01/38	13,500,000	14,745,915
Colorado Health Facilities Authority Revenue,
The Evangelical Lutheran Good Samaritan Society Project, 5.25%, 6/01/31	4,000,000	4,180,600
The Evangelical Lutheran Good Samaritan Society Project, Series A, 5.25%, 6/01/34	3,500,000	3,510,920
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/25	3,050,000	3,128,415
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/26	3,205,000	3,273,555
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/27	3,365,000	3,423,955
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/30	3,000,000	3,033,990
Colorado School of Mines Board of Trustees Enterprise Revenue, Improvement, Series A, Pre-Refunded,
5.25%, 12/01/37	2,000,000	2,363,080
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty,
5.00%, 11/01/39	11,305,000	11,869,685
Colorado Springs Utilities System Revenue,
Improvement, Series B-1, 5.00%, 11/15/38	4,000,000	4,549,040
Series D-1, 5.25%, 11/15/33	5,000,000	5,787,800
Colorado State Board of Governors University Enterprise System Revenue,
Series A, 5.00%, 3/01/34	25,000	26,761
Series A, 5.00%, 3/01/39	145,000	153,906
Series A, NATL RE, FGIC Insured, 5.00%, 3/01/37	1,755,000	1,850,770
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 3/01/37	11,245,000	12,511,299
Series A, Pre-Refunded, 5.00%, 3/01/34	2,225,000	2,619,248
Series A, Pre-Refunded, 5.00%, 3/01/39	7,055,000	8,305,075
Series C, 5.00%, 3/01/44	5,135,000	5,704,574

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Semiannual Report | 65

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Colorado State Building Excellent Schools Today COP,
Series G, 5.00%, 3/15/32	$10,000,000	$11,003,600
Series I, 5.00%, 3/15/36	3,000,000	3,380,130
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%,
11/01/28	1,500,000	1,720,500
11/01/29	3,105,000	3,542,867
Colorado State Health Facilities Authority Revenue,
Boulder Community Hospital Project, Refunding, Series A, 6.00%, 10/01/35	5,500,000	6,100,380
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,268,750
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,900,525
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,302,220
Covenant Retirement Community Inc., Series A, 5.75%, 12/01/36	5,000,000	5,373,950
The Evangelical Lutheran Good Samaritan Society Project, 5.50%, 6/01/33	1,000,000	1,121,430
The Evangelical Lutheran Good Samaritan Society Project, 5.625%, 6/01/43	4,000,000	4,453,400
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33	2,500,000	2,697,700
Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30	7,900,000	8,891,687
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,313,850
Parkview Medical Center Inc. Project, Series A, 5.00%, 9/01/37	8,000,000	8,248,480
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC
Insured, 5.20%, 3/01/31	9,500,000	10,195,780
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40	7,320,000	7,975,067
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,123,280
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	4,077,960
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
5.50%, 11/01/27	5,245,000	5,991,888
Pre-Refunded, 5.50%, 11/01/27	2,030,000	2,408,433
Colorado State School of Mines of Board of Trustees Institutional Enterprise Revenue, Series B, 5.00%,
12/01/32	1,000,000	1,137,990
Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A, 6.30%,
9/01/14	5,000	5,000
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Arapahoe County Water and Wastewater Public Improvement District Project, Series E, NATL
Insured, 5.00%, 12/01/35	10,000,000	10,401,000
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	1,900,000	2,095,206
Fountain Colorado Electric Water and Wastewater Utility Enterprise Project, Series A, AGMC
Insured, 5.00%, 9/01/38	1,210,000	1,330,262
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	14,639,651
Commerce City Northern Infrastructure General Improvement District GO, Refunding and Improvement,
AGMC Insured, 5.00%, 12/01/31	2,040,000	2,315,135
Consolidated Bell Mountain Ranch Metropolitan District GO, Douglas County, Refunding, AGMC
Insured, 5.00%, 12/01/39	3,160,000	3,336,391
Denver City and County Airport System Revenue, Subordinate, Series B, 5.00%, 11/15/43	5,000,000	5,551,950
Denver City and County School District No. 1 COP, Series C, 5.00%, 12/15/30	4,000,000	4,601,720
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,
12/01/30	14,500,000	14,766,220
Denver Health and Hospital Authority Healthcare Recovery Zone Facility Revenue,
5.50%, 12/01/30	1,500,000	1,689,195
5.625%, 12/01/40	4,000,000	4,388,040
Refunding, Series A, 5.25%, 12/01/31	9,250,000	9,979,640
Series A, Pre-Refunded, 6.25%, 12/01/33	3,250,000	3,297,872
Denver Health and Hospital Authority Healthcare Revenue, Series A, 5.25%, 12/01/45	5,000,000	5,434,300

66 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Dove Valley Metropolitan District Arapahoe County GO, Refunding, AGMC Insured, 5.00%, 11/01/35	$3,350,000	$3,429,830
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	1,087,800
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	3,004,716
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	4,809,709
Series C, 5.25%, 9/01/25	2,500,000	2,757,350
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	2,500,000	2,590,750
Eagle River Water and Sanitation District Enterprise Wastewater Revenue, 5.00%, 12/01/42	3,500,000	3,867,605
Erie Wastewater Enterprise Revenue, Series A, Assured Guaranty, 5.00%,
12/01/33	2,860,000	3,010,436
12/01/37	5,120,000	5,330,125
Erie Water Enterprise Revenue, Series A, AGMC Insured, 5.00%, 12/01/32	10,000,000	10,549,600
Fort Lewis College Board of Trustees Enterprise Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%,
10/01/37	12,830,000	13,204,893
Gunnison Watershed School District No. RE-1J GO, Gunnison and Saguache Counties, 5.25%, 12/01/33	1,240,000	1,378,496
Ignacio School District 11JT GO, La Plata and Archuleta Counties, 5.00%, 12/01/31	1,215,000	1,395,063
Meridian Metropolitan District GO, Douglas County, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,340,550
Mesa State College Board of Trustees Auxiliary Facilities System Enterprise Revenue,
Pre-Refunded, 6.00%, 5/15/38	7,000,000	8,204,910
Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,817,671
Mesa State College College Enterprise Revenue, BHAC Insured, 5.125%, 5/15/37	5,765,000	6,486,720
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported,
Refunding, Series A, AGMC Insured, 6.00%, 12/01/38	2,500,000	2,801,425
Refunding, Series A, AGMC Insured, 6.125%, 12/01/41	2,500,000	2,803,875
Refunding and Improvement, Assured Guaranty, 6.375%, 12/01/37	7,000,000	7,870,100
Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	13,400,520
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and
Improvement, Series A, AGMC Insured, 5.00%, 12/01/39	7,435,000	7,993,592
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	13,542,606
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	10,809,300
Pueblo Urban Renewal Authority Revenue, Refunding and Improvement, Series B,
5.25%, 12/01/28	1,000,000	1,111,710
5.50%, 12/01/31	1,010,000	1,132,685
5.25%, 12/01/38	3,615,000	3,905,899
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, 5.00%, 12/15/30	3,840,000	4,170,317
Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	21,014,380
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A,
5.00%, 11/01/38	10,000,000	11,272,300
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/31	11,150,000	12,268,902
Thornton Development Authority Tax Increment Revenue, North Washington Street Urban Renewal
Project, NATL Insured, 5.00%, 12/01/29	6,100,000	6,132,269
Triview Metropolitan District GO, El Paso County, Refunding, 5.00%, 11/01/34	10,855,000	11,386,786
University of Colorado Enterprise System Revenue, University of Colorado Regents,
Series A, 5.375%, 6/01/38	3,000,000	3,412,050
Series B, NATL Insured, 5.00%, 6/01/32	3,000,000	3,361,860
University of Colorado Hospital Authority Revenue,
Refunding, Series A, 6.00%, 11/15/29	5,000,000	5,850,400
Series A, 5.00%, 11/15/37	2,000,000	2,075,060
Series A, 5.25%, 11/15/39	3,000,000	3,126,450
University of Northern Colorado Greeley Institutional Enterprise Revenue, Refunding, Series A, 5.00%,
6/01/30	1,690,000	1,882,829

franklintempleton.com	Semiannual Report | 67

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Western State College Revenue, 5.00%,
5/15/34	$2,000,000	$2,111,060
5/15/39	2,000,000	2,096,980
Woodmoor Water and Sanitation District No. 1 Enterprise Water and Wastewater Revenue, 5.00%,
12/01/36	5,000,000	5,529,750
		610,366,598
U.S. Territories 6.5%
Guam 0.9%
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.375%, 12/01/24	2,000,000	2,207,260
5.75%, 12/01/34	3,565,000	3,902,998
		6,110,258
Puerto Rico 5.3%
[a]Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	11,410,000	6,219,705
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Industrial Revenue, Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	1,335,000	1,063,755
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Refunding, Series C, 5.375%, 8/01/38	2,370,000	1,898,038
first subordinate, Series A, 5.50%, 8/01/37	5,000,000	4,059,600
first subordinate, Series A, 6.375%, 8/01/39	10,000,000	8,482,200
first subordinate, Series A, 5.50%, 8/01/42	3,000,000	2,398,860
first subordinate, Series C, 5.50%, 8/01/40	10,000,000	7,879,700
Senior Series C, 5.25%, 8/01/40	4,560,000	3,896,839
		35,898,697
U.S. Virgin Islands 0.3%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding,
Series B, 5.25%, 10/01/29	1,800,000	1,987,578
Total U.S. Territories		43,996,533
Total Municipal Bonds (Cost $620,264,508) 96.9%		654,363,131
Other Assets, less Liabilities 3.1%		20,957,319
Net Assets 100.0%		$675,320,450

See Abbreviations on page 138.

aAt August 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.

68 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Connecticut Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.65	$11.43	$11.36	$10.45	$10.88	$10.18
Income from investment operations[b]:
Net investment income[c]	0.21	0.40	0.40	0.46	0.45	0.46
Net realized and unrealized gains (losses)	0.26	(0.80)	0.08	0.91	(0.43)	0.69
Total from investment operations	0.47	(0.40)	0.48	1.37	0.02	1.15
Less distributions from net investment
income	(0.21)	(0.38)	(0.41)	(0.46)	(0.45)	(0.45)
Net asset value, end of period	$10.91	$10.65	$11.43	$11.36	$10.45	$10.88

Total return[d]	4.44%	(3.44)%	4.25%	13.34%	0.13%	11.50%

Ratios to average net assets[e]
Expenses	0.69%	0.67%	0.66%	0.67%	0.66%	0.68%
Net investment income	3.81%	3.71%	3.49%	4.18%	4.12%	4.29%

Supplemental data
Net assets, end of period (000’s)	$291,273	$301,323	$404,713	$388,571	$367,664	$405,070
Portfolio turnover rate	0.60%	8.24%	20.69%	13.90%	15.40%	3.67%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 69

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Connecticut Tax-Free Income Fund (continued)
Six Months Ended
August 31, 2014		Year Ended February 28,
(unaudited)	2014	2013	2012	[a]	2011	2010

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.73	$11.51	$11.43	$10.52	$10.94	$10.24
Income from investment operations[b]:
Net investment income[c]	0.18	0.34	0.34	0.40	0.39	0.40
Net realized and unrealized gains (losses)	0.25	(0.80)	0.08	0.91	(0.42)	0.69
Total from investment operations	0.43	(0.46)	0.42	1.31	(0.03)	1.09
Less distributions from net investment
income	(0.18)	(0.32)	(0.34)	(0.40)	(0.39)	(0.39)
Net asset value, end of period	$10.98	$10.73	$11.51	$11.43	$10.52	$10.94

Total return[d]	4.03%	(3.94)%	3.73%	12.65%	(0.34)%	10.83%

Ratios to average net assets[e]
Expenses	1.24%	1.22%	1.21%	1.22%	1.21%	1.23%
Net investment income	3.26%	3.16%	2.94%	3.63%	3.57%	3.74%

Supplemental data
Net assets, end of period (000’s)	$74,359	$75,730	$122,232	$105,619	$90,659	$94,058
Portfolio turnover rate	0.60%	8.24%	20.69%	13.90%	15.40%	3.67%

aFor the year ended February 29. bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund. cBased on average daily shares outstanding. dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. eRatios are annualized for periods less than one year.

70 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Connecticut Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010 [b]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.64	$11.42	$11.35	$10.45	$10.87	$10.45
Income from investment operations[c]:
Net investment income[d]	0.21	0.41	0.41	0.47	0.46	0.29
Net realized and unrealized gains (losses)	0.26	(0.80)	0.08	0.90	(0.42)	0.41
Total from investment operations	0.47	(0.39)	0.49	1.37	0.04	0.70
Less distributions from net investment
income	(0.21)	(0.39)	(0.42)	(0.47)	(0.46)	(0.28)
Net asset value, end of period	$10.90	$10.64	$11.42	$11.35	$10.45	$10.87

Total return[e]	4.49%	(3.34)%	4.35%	13.36%	0.33%	6.78%

Ratios to average net assets[f]
Expenses	0.59%	0.57%	0.56%	0.57%	0.56%	0.58%
Net investment income	3.91%	3.81%	3.59%	4.28%	4.22%	4.39%

Supplemental data
Net assets, end of period (000’s)	$19,269	$15,904	$30,975	$23,667	$19,295	$11,030
Portfolio turnover rate	0.60%	8.24%	20.69%	13.90%	15.40%	3.67%

aFor the year ended February 29.
bFor the period July 15, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 71

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Connecticut Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 96.0%
Connecticut 87.0%
City of Bridgeport GO, Series A, 5.00%, 2/15/32	$10,000,000	$11,079,400
Connecticut State GO,
Series A, 5.00%, 2/15/29	10,000,000	11,384,600
Series C, AGMC Insured, 5.00%, 6/01/26	5,000,000	5,361,550
Connecticut State Health and Educational Facilities Authority Revenue,
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	20,280,141
Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/28	2,150,000	2,387,919
Connecticut State University System Issue, Series N, 5.00%, 11/01/29	5,060,000	5,900,213
Eastern Connecticut Health Network Issue, Refunding, Series A, Radian Insured, 6.00%, 7/01/25	2,965,000	2,966,482
Eastern Connecticut Health Network Issue, Refunding, Series C, Radian Insured, 5.125%, 7/01/30	2,500,000	2,514,775
Fairfield University Issue, Series M, 5.00%, 7/01/26	450,000	497,884
Fairfield University Issue, Series M, 5.00%, 7/01/34	1,000,000	1,085,670
Fairfield University Issue, Series N, 5.00%, 7/01/29	7,000,000	7,679,980
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/35	4,000,000	4,350,880
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/40	5,000,000	5,394,600
Hartford Healthcare Issue, Refunding, Series A, 5.00%, 7/01/41	12,000,000	12,977,880
The Loomis Chafee School Issue, Series G, 5.00%, 7/01/30	3,000,000	3,195,060
The Loomis Chafee School Issue, Series G, 5.00%, 7/01/38	6,285,000	6,603,398
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	220,000	254,696
Miss Porter’s School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36	4,415,000	4,582,461
New Horizons Village Project, 7.30%, 11/01/16	1,425,000	1,432,168
Quinnipiac University Issue, Series H, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,269,200
Quinnipiac University Issue, Series J, NATL Insured, 5.00%, 7/01/37	15,000,000	16,256,550
Sacred Heart University Issue, Series G, 5.375%, 7/01/31	1,500,000	1,673,220
Sacred Heart University Issue, Series G, 5.625%, 7/01/41	5,500,000	6,129,585
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/27	1,190,000	1,321,519
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/28	2,290,000	2,529,832
Salisbury School Issue, Series C, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,403,750
St. Mary’s Hospital Issue, Refunding, Series E, 5.50%, 7/01/20	4,615,000	4,616,846
Stamford Hospital Issue, Series I, 5.00%, 7/01/30	5,000,000	5,427,550
Stamford Hospital Issue, Series J, 5.00%, 7/01/42	5,000,000	5,343,200
University of Hartford Issue, Series G, Radian Insured, 5.25%, 7/01/26	5,000,000	5,145,100
Wesleyan University Issue, Series G, 5.00%, 7/01/39	10,000,000	11,157,400
Western Connecticut Health Network Issue, Series M, 5.375%, 7/01/41	7,000,000	7,670,180
Westminster School Issue, Series E, XLCA Insured, Pre-Refunded, 5.00%, 7/01/37	10,660,000	11,265,595
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	1,500,000	1,738,695
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.125%, 7/01/35	4,025,000	4,684,416
Yale University Issue, Series A-2, 5.00%, 7/01/40	9,000,000	10,042,020
Yale University Issue, Series Y-1, 5.00%, 7/01/35	10,000,000	10,362,300
Yale University Issue, Series Z-1, 5.00%, 7/01/42	10,000,000	10,661,200
Yale-New Haven Hospital Issue, Series J-1, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	10,500,000	11,391,450
Yale-New Haven Hospital Issue, Series N, 5.00%, 7/01/48	5,000,000	5,442,100
Connecticut State HFA Housing Mortgage Finance Program Revenue, Series C, Sub Series C-1,
4.85%, 11/15/34	3,260,000	3,384,499
4.95%, 11/15/39	3,180,000	3,287,357
Connecticut State HFAR,
Housing Mortgage Finance Program, Series B, Sub Series B-2, 5.00%, 11/15/41	1,005,000	1,061,059
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured,
5.00%, 6/15/22	835,000	836,236
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured,
5.00%, 6/15/32	1,000,000	1,000,850

72 | Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Connecticut Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Connecticut (continued)
Connecticut State HFAR (continued),
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	$420,000	$463,033
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,629,015
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program,
Series A, 5.05%, 11/15/27	835,000	903,186
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue, Refunding,
Series A, 5.00%, 1/01/38	3,000,000	3,320,130
Connecticut State Revolving Fund General Revenue, Series A,
5.00%, 3/01/25	3,000,000	3,642,210
5.00%, 3/01/31	5,000,000	5,875,750
Pre-Refunded, 5.00%, 7/01/26	6,025,000	6,542,306
Pre-Refunded, 5.00%, 7/01/27	4,060,000	4,408,592
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A,
5.00%,
12/01/28	1,000,000	1,164,620
10/01/30	5,000,000	5,867,300
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue,
Series A, 5.00%, 1/01/42	5,000,000	5,542,000
Greater New Haven Water Pollution Control Authority Regional Water Revenue, Series A,
AGMC Insured, 5.00%, 11/15/37	3,000,000	3,242,220
NATL Insured, Pre-Refunded, 5.00%, 11/15/24	3,315,000	3,506,408
Hartford County Metropolitan District Clean Water Project Revenue, Refunding, Series A, 5.00%,
4/01/36	5,000,000	5,622,500
New Haven GO,
Series A, Assured Guaranty, 5.00%, 3/01/29	1,000,000	1,076,050
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	25,078
South Central Regional Water Authority Water System Revenue,
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	1,000,000	1,112,670
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,106,470
Refunding, Twenty-Second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,480,150
Stamford Water Pollution Control System and Facility Revenue, Refunding, Series A, 5.25%,
8/15/43	1,000,000	1,151,660
University of Connecticut GO, Series A, 5.00%,
8/15/28	6,590,000	7,787,535
2/15/31	2,000,000	2,339,460
		334,839,809
U.S. Territories 9.0%
Puerto Rico 8.7%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series B, 6.00%, 7/01/39	10,000,000	7,723,700
Series B, Pre-Refunded, 5.00%, 7/01/35	3,105,000	3,370,384
[a]Puerto Rico Electric Power Authority Power Revenue, Series RR, XLCA Insured, Pre-Refunded,
5.00%, 7/01/30	1,000,000	1,040,060
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Industrial Revenue, Guaynabo Warehouse for Emergencies Project, Series A,
5.15%, 7/01/19	1,975,000	1,670,692
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%,
12/15/26	2,000,000	1,245,180
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.00%, 8/01/42	22,000,000	18,564,480
		33,614,496

franklintempleton.com	Semiannual Report | 73

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Connecticut Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
U.S. Virgin Islands 0.3%
Virgin Islands PFAR, senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	$1,000,000	$1,081,490
Total U.S. Territories		34,695,986
Total Municipal Bonds (Cost $354,586,579) 96.0%		369,535,795
Other Assets, less Liabilities 4.0%		15,364,175
Net Assets 100.0%		$384,899,970

See Abbreviations on page 138.

aAt August 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.

74 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Michigan Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.67	$12.36	$12.23	$11.52	$11.97	$11.48
Income from investment operations[b]:
Net investment income[c]	0.23	0.46	0.43	0.50	0.51	0.52
Net realized and unrealized gains (losses)	0.33	(0.70)	0.13	0.71	(0.43)	0.49
Total from investment operations	0.56	(0.24)	0.56	1.21	0.08	1.01
Less distributions from:
Net investment income	(0.23)	(0.45)	(0.43)	(0.50)	(0.51)	(0.52)
Net realized gains	—	—	—	—	(0.02)	—
Total distributions	(0.23)	(0.45)	(0.43)	(0.50)	(0.53)	(0.52)
Net asset value, end of period	$12.00	$11.67	$12.36	$12.23	$11.52	$11.97

Total return[d]	4.88%	(1.90)%	4.61%	10.67%	0.62%	8.92%

Ratios to average net assets[e]
Expenses	0.65%	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	3.85%	3.91%	3.53%	4.17%	4.27%	4.40%

Supplemental data
Net assets, end of period (000’s)	$956,073	$951,409	$1,257,112	$1,241,960	$1,204,877	$1,345,427
Portfolio turnover rate	2.33%	9.37%	16.87%	0.92%	10.74%	5.47%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 75

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Michigan Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.83	$12.52	$12.39	$11.66	$12.11	$11.61
Income from investment operations[b]:
Net investment income[c]	0.20	0.40	0.37	0.44	0.45	0.46
Net realized and unrealized gains (losses)	0.34	(0.71)	0.12	0.72	(0.44)	0.49
Total from investment operations	0.54	(0.31)	0.49	1.16	0.01	0.95
Less distributions from:
Net investment income	(0.20)	(0.38)	(0.36)	(0.43)	(0.44)	(0.45)
Net realized gains	—	—	—	—	(0.02)	—
Total distributions	(0.20)	(0.38)	(0.36)	(0.43)	(0.46)	(0.45)
Net asset value, end of period	$12.17	$11.83	$12.52	$12.39	$11.66	$12.11

Total return[d]	4.61%	(2.42)%	3.97%	10.13%	0.04%	8.31%

Ratios to average net assets[e]
Expenses	1.20%	1.18%	1.18%	1.18%	1.18%	1.18%
Net investment income	3.30%	3.36%	2.98%	3.62%	3.72%	3.85%

Supplemental data
Net assets, end of period (000’s)	$148,040	$148,136	$212,347	$192,719	$180,024	$195,638
Portfolio turnover rate	2.33%	9.37%	16.87%	0.92%	10.74%	5.47%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

76 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Michigan Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.70	$12.39	$12.26	$11.54	$11.99	$11.49
Income from investment operations[b]:
Net investment income[c]	0.23	0.47	0.45	0.51	0.52	0.53
Net realized and unrealized gains (losses)	0.34	(0.70)	0.12	0.72	(0.43)	0.50
Total from investment operations	0.57	(0.23)	0.57	1.23	0.09	1.03
Less distributions from:
Net investment income	(0.24)	(0.46)	(0.44)	(0.51)	(0.52)	(0.53)
Net realized gains	—	—	—	—	(0.02)	—
Total distributions	(0.24)	(0.46)	(0.44)	(0.51)	(0.54)	(0.53)
Net asset value, end of period	$12.03	$11.70	$12.39	$12.26	$11.54	$11.99

Total return[d]	4.91%	(1.80)%	4.70%	10.85%	0.72%	9.11%

Ratios to average net assets[e]
Expenses	0.55%	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	3.95%	4.01%	3.63%	4.27%	4.37%	4.50%

Supplemental data
Net assets, end of period (000’s)	$33,138	$26,577	$20,317	$17,451	$7,567	$3,486
Portfolio turnover rate	2.33%	9.37%	16.87%	0.92%	10.74%	5.47%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Michigan Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 93.0%
Michigan 86.1%
Allendale Public School District GO, School Building and Site, Series A, AGMC Insured, 5.00%,
5/01/37	$11,810,000	$12,536,197
Battle Creek School District GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,000,000	4,339,400
5/01/34	10,165,000	10,988,873
Bay City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/31	6,000,000	6,248,940
Caledonia Community Schools GO, School Building and Site, NATL Insured, 5.00%, 5/01/26	3,665,000	4,019,149
Central Michigan University Revenue, General, AMBAC Insured, 5.00%, 10/01/34	8,905,000	9,182,747
Chippewa Valley Schools GO, Refunding, 5.00%,
5/01/28	6,075,000	7,096,086
5/01/29	6,425,000	7,456,662
5/01/30	6,420,000	7,418,952
5/01/31	3,000,000	3,439,620
5/01/32	3,500,000	4,024,405
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured,
6.00%, 5/01/29	10,000,000	11,435,600
Detroit GO,
Distribution State Aid, 5.00%, 11/01/30	5,000,000	5,400,550
Distribution State Aid, 5.25%, 11/01/35	5,000,000	5,397,350
Series A, Assured Guaranty, 5.00%, 4/01/28	5,000,000	4,736,900
Series A-1, NATL Insured, 5.00%, 4/01/20	10,610,000	10,356,315
Detroit Sewage Disposal System Revenue,
second lien, Series A, NATL Insured, 5.125%, 7/01/33	18,790,000	18,898,042
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	5,960,000	5,963,516
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	7,160,700
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,253,900
Detroit Water Supply System Revenue,
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	20,000,000	20,312,200
second lien, Series B, NATL Insured, 5.00%, 7/01/34	8,875,000	8,877,396
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35	17,500,000	19,117,350
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	38,740,000	39,433,833
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30	11,400,000	11,404,902
Fraser Public School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/30	8,520,000	8,724,139
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured, 5.00%, 10/01/28	3,590,000	3,598,652
Grand Rapids Sanitary Sewer System Revenue, NATL Insured, 5.00%, 1/01/30	4,900,000	5,055,624
Grand Rapids Water Supply System Revenue, Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,246,030
Grand Valley State University Revenue, General,
5.75%, 12/01/34	1,500,000	1,645,560
Refunding, Series A, AGMC Insured, 5.00%, 12/01/28	17,165,000	18,090,537
Refunding, Series A, AGMC Insured, 5.00%, 12/01/33	8,570,000	8,992,158
HealthSource Saginaw Inc. Saginaw County GO, NATL Insured, Pre-Refunded, 5.00%, 5/01/29	4,145,000	4,276,935
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding,
Series C, Assured Guaranty, 5.00%, 6/01/26	10,000,000	10,735,900
Kalamazoo Hospital Finance Authority Hospital Facility Revenue, Bronson Methodist Hospital,
Refunding,
Assured Guaranty, 5.25%, 5/15/36	10,000,000	10,688,400
Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,476,070
L’Anse Creuse Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/35	10,000,000	10,232,200

78 | Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Lansing Board of Water and Light Utility System Revenue, Series A, 5.50%, 7/01/41	$10,000,000	$11,432,600
Lansing Community College GO, College Building and Site, Refunding, 5.00%, 5/01/32	3,000,000	3,364,080
Lapeer Community Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/33	4,400,000	4,772,504
5/01/37	4,325,000	4,602,319
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated
Group, Refunding, Series B, 6.00%, 11/15/35	5,000,000	5,868,800
Livonia Public Schools School District GO, School Building and Site, Series I, AGMC Insured, 5.00%,
5/01/36	5,725,000	6,267,387
5/01/38	6,000,000	6,563,760
5/01/43	16,850,000	18,277,364
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	15,000,000	17,485,800
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	4,450,000	4,621,325
Facilities Program, Refunding, Series I-A, 5.00%, 10/15/33	5,000,000	5,630,650
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,248,560
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/47	5,000,000	5,602,950
Facilities Program, Refunding, Series II, AMBAC Insured, 5.00%, 10/15/33	21,000,000	21,808,500
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/31	15,530,000	16,489,288
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/32	10,000,000	10,607,000
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	1,000,000	1,058,570
Michigan State Comprehensive Transportation Revenue, Refunding, AGMC Insured, 5.00%,
5/15/26	4,740,000	5,074,881
5/15/31	8,000,000	8,513,280
Michigan State Finance Authority Revenue,
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/28	5,585,000	6,115,798
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/29	5,865,000	6,413,084
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/30	4,105,000	4,469,114
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/31	2,340,000	2,530,967
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	10,920,658
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	12,572,160
Hospital, Sparrow Obligated Group, AGMC Insured, 5.00%, 11/15/42	8,000,000	8,664,400
State Revolving Fund, Clean Water, 5.00%, 10/01/28	3,000,000	3,516,540
State Revolving Fund, Clean Water, 5.00%, 10/01/29	3,000,000	3,499,920
State Revolving Fund, Clean Water, 5.00%, 10/01/32	2,000,000	2,305,060
Michigan State HDA Rental Housing Revenue, Series A, 5.25%, 10/01/46	1,810,000	1,896,084
Michigan State Hospital Finance Authority Revenue,
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	10,000,000	10,342,300
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/31	8,500,000	8,790,955
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	6,165,000	6,359,136
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	12,465,000	12,554,249
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/26	2,065,000	2,340,719
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/27	2,285,000	2,576,657
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/28	2,615,000	2,914,496
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/35	2,250,000	2,429,483
MidMichigan Obligated Group, Series A, 6.125%, 6/01/39	5,000,000	5,529,450
St. John Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	11,145,000	11,181,444
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	29,241,250
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	20,000,000	21,415,400

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Semiannual Report | 79

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/27	$10,000,000	$11,053,600
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET,
Sub Series ET-2, 5.50%, 8/01/29	10,000,000	10,838,500
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC
Insured, 7.00%, 5/01/21	3,000,000	3,802,110
Michigan State University Revenue, General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	15,860,529
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	3,000,000	3,290,370
Oakland University Board of Trustees Revenue, General, 5.00%, 3/01/42	8,770,000	9,444,588
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	5,000,000	5,405,100
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Refunding, Series D, 5.00%, 9/01/27	3,350,000	3,852,065
Refunding, Series D, 5.00%, 9/01/28	2,500,000	2,852,675
Refunding, Series D, 5.00%, 9/01/39	17,500,000	19,116,475
Series V, Pre-Refunded, 8.25%, 9/01/39	10,000,000	12,934,800
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38	10,555,000	11,228,092
Saginaw Valley State University Revenue, General, Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,560,914
South Redford School District GO, School Building and Site, NATL Insured, 5.00%, 5/01/30	3,500,000	3,586,660
Southfield Library Building Authority GO, Refunding, NATL Insured, 5.00%, 5/01/30	6,535,000	6,696,807
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	9,040,000	9,358,931
Sturgis Public School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/30	4,715,000	4,843,767
Trenton Public Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,575,000	4,953,993
5/01/38	8,150,000	8,695,887
Warren Consolidated School District GO, School Building and Site, 5.00%, 5/01/32	2,500,000	2,808,825
Wayne Charter County GO,
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.25%,
12/01/25	17,000,000	17,021,760
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.00%,
12/01/30	10,750,000	10,756,988
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/34	7,640,000	7,836,806
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/38	12,135,000	12,389,592
Wayne County Airport Authority Revenue, Detroit Metropolitan Wayne County Airport, Refunding,
NATL RE, FGIC Insured, 5.00%,
12/01/27	9,910,000	10,953,424
12/01/28	10,170,000	11,213,747
Wayne State University Revenue, General, Refunding, AGMC Insured, 5.00%,
11/15/28	23,550,000	26,601,373
11/15/35	22,435,000	24,977,559
Western Michigan University Revenue, General, AGMC Insured, 5.00%,
11/15/28	5,500,000	6,145,480
11/15/32	6,410,000	6,951,068
Zeeland Public Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/25	3,350,000	3,444,638
		978,607,855

80 | Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 6.9%
Puerto Rico 6.9%
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Series D,
AGMC Insured, 5.00%, 7/01/32	$10,900,000	$10,379,961
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.375%, 8/01/39	9,000,000	7,179,750
Series A, 6.375%, 8/01/39	10,000,000	8,482,200
Series A, 6.00%, 8/01/42	25,000,000	21,096,000
Series C, 5.50%, 8/01/40	15,000,000	11,819,550
Series C, 5.25%, 8/01/41	25,445,000	19,930,051
		78,887,512
Total Municipal Bonds (Cost $1,021,084,435) 93.0%		1,057,495,367
Other Assets, less Liabilities 7.0%		79,755,227
Net Assets 100.0%		$1,137,250,594

See Abbreviations on page 138.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Minnesota Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.39	$12.98	$12.80	$11.92	$12.20	$11.80
Income from investment operations[b]:
Net investment income[c]	0.21	0.41	0.42	0.46	0.46	0.48
Net realized and unrealized gains (losses)	0.27	(0.60)	0.18	0.88	(0.28)	0.40
Total from investment operations	0.48	(0.19)	0.60	1.34	0.18	0.88
Less distributions from net investment
income	(0.21)	(0.40)	(0.42)	(0.46)	(0.46)	(0.48)
Net asset value, end of period	$12.66	$12.39	$12.98	$12.80	$11.92	$12.20

Total return[d]	3.87%	(1.45)%	4.77%	11.44%	1.49%	7.54%

Ratios to average net assets[e]
Expenses	0.65%	0.64%	0.64%	0.65%	0.65%	0.65%
Net investment income	3.26%	3.27%	3.27%	3.71%	3.80%	3.96%

Supplemental data
Net assets, end of period (000’s)	$713,786	$717,104	$904,813	$819,782	$754,018	$768,806
Portfolio turnover rate	4.46%	6.93%	6.99%	5.32%	14.56%	10.24%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Minnesota Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.51	$13.10	$12.92	$12.02	$12.30	$11.89
Income from investment operations[b]:
Net investment income[c]	0.17	0.34	0.36	0.39	0.40	0.41
Net realized and unrealized gains (losses)	0.27	(0.60)	0.17	0.90	(0.29)	0.41
Total from investment operations	0.44	(0.26)	0.53	1.29	0.11	0.82
Less distributions from net investment
income	(0.17)	(0.33)	(0.35)	(0.39)	(0.39)	(0.41)
Net asset value, end of period	$12.78	$12.51	$13.10	$12.92	$12.02	$12.30

Total return[d]	3.55%	(1.97)%	4.15%	10.82%	0.99%	6.97%

Ratios to average net assets[e]
Expenses	1.20%	1.19%	1.19%	1.20%	1.20%	1.20%
Net investment income	2.71%	2.72%	2.72%	3.16%	3.25%	3.41%

Supplemental data
Net assets, end of period (000’s)	$205,317	$205,745	$270,570	$224,498	$195,123	$170,676
Portfolio turnover rate	4.46%	6.93%	6.99%	5.32%	14.56%	10.24%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Minnesota Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010 [b]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.40	$12.99	$12.81	$11.92	$12.20	$11.91
Income from investment operations[c]:
Net investment income[d]	0.21	0.42	0.44	0.47	0.48	0.33
Net realized and unrealized gains (losses)	0.27	(0.60)	0.18	0.89	(0.29)	0.28
Total from investment operations	0.48	(0.18)	0.62	1.36	0.19	0.61
Less distributions from net investment
income	(0.21)	(0.41)	(0.44)	(0.47)	(0.47)	(0.32)
Net asset value, end of period	$12.67	$12.40	$12.99	$12.81	$11.92	$12.20

Total return[e]	3.92%	(1.35)%	4.88%	11.63%	1.59%	5.14%

Ratios to average net assets[f]
Expenses	0.55%	0.54%	0.54%	0.55%	0.55%	0.55%
Net investment income	3.36%	3.37%	3.37%	3.81%	3.90%	4.06%

Supplemental data
Net assets, end of period (000’s)	$113,311	$98,382	$49,398	$38,461	$10,854	$4,451
Portfolio turnover rate	4.46%	6.93%	6.99%	5.32%	14.56%	10.24%

aFor the year ended February 29.
bFor the period July 1, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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	FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Minnesota Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 98.5%
Minnesota 98.5%
Alexandria ISD No. 206 GO, School Building, Minnesota School District Credit Enhancement Program,
Series A, 5.00%, 2/01/37	$11,700,000	$13,280,904
Anoka County Regional Railroad Authority GO, Series A, XLCA Insured, 4.50%, 2/01/32	11,125,000	11,625,736
Anoka-Hennepin ISD No. 11 GO, Anoka and Hennepin Counties, School Building, Minnesota School
District Credit Enhancement Program, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	6,870,131
Bemidji GO, Sales Tax Revenue, Refunding, 5.25%, 2/01/38	12,055,000	13,543,069
Big Lake ISD No. 727 GO, Refunding, Series B, 5.00%,
2/01/23	2,990,000	3,572,930
2/01/24	3,000,000	3,578,070
2/01/25	2,225,000	2,642,010
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24	1,055,000	1,135,982
Brainerd ISD No. 181 GO, School Building, Refunding, Series A, 4.00%,
2/01/19	5,025,000	5,648,050
2/01/20	5,025,000	5,650,361
Burnsville ISD No. 191 GO, Alternative Facilities, Series A, 3.00%,
2/01/29	1,570,000	1,600,348
2/01/30	2,880,000	2,935,670
Cambridge ISD No. 911 GO, School Building, Minnesota School District Credit Enhancement Program,
Refunding, Series A, 3.00%, 2/01/27	3,410,000	3,519,938
Refunding, Series A, 3.00%, 2/01/30	5,585,000	5,670,395
Series A, NATL Insured, 4.25%, 2/01/24	1,235,000	1,254,735
Center City Health Care Facilities Revenue, Hazelden Foundation Project, 5.00%, 11/01/41	1,600,000	1,694,480
Central Municipal Power Agency Revenue, Brookings, South East Twin Cities Transmission Project,
5.00%,
1/01/32	1,150,000	1,278,605
1/01/42	1,615,000	1,760,447
Chaska ISD No. 112 GO,
Alternative Facilities, Minnesota School District Credit Enhancement Program, Refunding, Series A,
5.00%, 2/01/20	4,135,000	4,884,055
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/20	4,475,000	5,054,020
School Building, Series A, NATL Insured, 4.50%, 2/01/28	15,000,000	16,309,800
Chisago County GO, Capital Improvement, Series A, NATL Insured, Pre-Refunded, 4.75%, 2/01/26	2,415,000	2,568,039
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A,
5.125%, 1/01/35	2,625,000	2,880,281
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	1,155,000	1,243,092
Duluth ISD No. 709 COP, Full Term Certificates, Series B,
4.75%, 2/01/25	8,445,000	9,371,163
AGMC Insured, 5.00%, 2/01/28	18,890,000	21,100,130
Edina ISD No. 273 GO, Alternative Facilities, Series A,
2.375%, 2/01/25	2,445,000	2,471,895
2.50%, 2/01/26	3,000,000	3,003,510
Elk River ISD No. 728 GO, School Building, Minnesota School District Credit Enhancement Program,
Refunding, Series A, AGMC Insured, 4.25%,
2/01/23	3,000,000	3,237,390
2/01/24	5,265,000	5,678,987
Ely Housing and RDAR, Housing Development, Series A, XLCA Insured, 4.50%, 11/01/41	1,530,000	1,557,005
Farmington ISD No. 192 GO, School Building,
Refunding, Series A, AGMC Insured, 4.50%, 2/01/24	5,015,000	5,264,897
Series B, AGMC Insured, 5.00%, 2/01/23	3,000,000	3,057,360
Series B, AGMC Insured, 4.75%, 2/01/27	16,075,000	16,908,810

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Fergus Falls ISD No. 544 GO, School Building, Minnesota School District Credit Enhancement
Program, Series A, AGMC Insured, 5.00%, 1/01/25	$1,655,000	$1,868,032
Fridley ISD No. 014 GO, Fridley Public Schools, Alternative Facilities, Series A, AGMC Insured,
4.375%, 2/01/27	1,040,000	1,106,882
Hennepin County Regional Railroad Authority GO, Refunding, Series A, 4.00%,
12/01/27	2,475,000	2,685,400
12/01/28	1,590,000	1,721,080
Hennepin County Sales Tax Revenue,
first lien, Ballpark Project, Series A, 4.75%, 12/15/37	25,000,000	27,031,000
second lien, Ballpark Project, Series B, 5.00%, 12/15/17	1,740,000	1,963,451
second lien, Ballpark Project, Series B, 5.00%, 12/15/21	5,000,000	5,676,800
Jackson County GO, Capital Improvement Plan, Series A, 3.125%, 2/01/38	3,000,000	2,891,040
Jordan ISD No. 717 GO, School Building, Series A, 5.00%,
2/01/31	1,460,000	1,695,556
2/01/32	2,000,000	2,312,960
2/01/33	1,700,000	1,959,165
2/01/34	1,805,000	2,074,378
2/01/35	1,000,000	1,146,030
Lakeville GO, Refunding, Series B,
4.00%, 2/01/21	1,000,000	1,133,230
3.00%, 2/01/30	4,690,000	4,777,515
Lakeville ISD No. 194 GO,
Alternative Facilities, Series B, 3.00%, 2/01/25	3,560,000	3,665,056
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16	5,405,000	5,762,541
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	6,336,500
School Building, Refunding, Series D, 4.25%, 2/01/24	7,000,000	7,416,570
Maple Grove GO, Improvement, Refunding, Series A, 4.00%,
2/01/21	2,100,000	2,400,279
2/01/22	2,470,000	2,826,841
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series B, 4.50%,
12/01/26	5,000,000	5,256,850
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals
and Clinics, Series A-1, AGMC Insured, 5.00%, 8/15/34	1,000,000	1,072,670
Minneapolis GO, Various Purpose, Refunding, 4.00%, 12/01/25	3,500,000	3,740,205
Minneapolis Health Care System Revenue, Fairview Health Services,
Series B, Assured Guaranty, 6.50%, 11/15/38	35,000,000	40,544,000
Series D, AMBAC Insured, 5.00%, 11/15/34	12,645,000	12,836,572
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue,
senior bond, Refunding, Series A, 5.00%, 1/01/35	9,295,000	10,421,926
senior bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/20	5,400,000	5,938,488
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/23	14,800,000	16,210,884
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/26	10,000,000	10,902,300
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/26	1,250,000	1,458,850
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,734,315
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/28	2,250,000	2,578,883
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/30	14,600,000	15,995,614
Health Care Facilities, Essentia Health Obligated Group, Series E, Assured Guaranty, 5.00%,
2/15/37	20,600,000	21,553,986
Health Care System, Fairview Hospital and Healthcare Services, Refunding, Series A,
NATL Insured, 5.75%, 11/15/26	365,000	366,121

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Minnesota Public Facilities Authority Clean Water Revenue, Series A, Pre-Refunded, 5.00%,
3/01/24	$6,900,000	$7,686,117
Minnesota Public Facilities Authority Revolving Fund Revenue, Series C, 5.00%, 3/01/26	16,530,000	19,255,962
Minnesota Public Facilities Authority State Revenue, Refunding, Series A, 5.00%, 3/01/24	17,010,000	21,268,283
Minnesota State 911 Revenue, Public Safety Radio Communication System Project, Assured Guaranty,
4.50%, 6/01/22	1,000,000	1,127,500
4.50%, 6/01/24	3,745,000	4,213,387
5.00%, 6/01/24	3,000,000	3,402,870
Minnesota State Colleges and Universities Revenue, Board of Trustees, Fund,
Refunding, Series A, 5.00%, 10/01/22	1,410,000	1,700,601
Series A, 4.00%, 10/01/24	1,535,000	1,727,489
Series A, 5.00%, 10/01/28	2,135,000	2,465,647
Series A, 4.625%, 10/01/29	6,615,000	7,347,611
Series A, NATL Insured, 5.00%, 10/01/22	1,745,000	1,828,114
Series A, NATL Insured, 5.00%, 10/01/23	1,825,000	1,910,903
Series A, NATL Insured, 5.00%, 10/01/24	1,900,000	1,988,388
Series A, NATL Insured, 5.00%, 10/01/25	1,155,000	1,208,095
Series A, NATL Insured, 5.00%, 10/01/26	1,715,000	1,792,878
Series A, NATL Insured, 5.00%, 10/01/32	5,540,000	5,766,586
Minnesota State General Fund Revenue, Appropriation,
Refunding, Series A, 4.00%, 3/01/26	4,000,000	4,384,680
Refunding, Series A, 3.00%, 3/01/30	2,000,000	2,001,320
Refunding, Series B, 5.00%, 3/01/22	1,530,000	1,850,244
Series A, 5.00%, 6/01/32	7,000,000	8,115,870
Series A, 5.00%, 6/01/38	8,500,000	9,713,970
Minnesota State GO,
Highway and Various Purpose, 5.00%, 8/01/23	3,000,000	3,365,160
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,122,030
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	11,152,800
NATL Insured, Pre-Refunded, 5.00%, 6/01/26	8,350,000	9,034,199
NATL Insured, Pre-Refunded, 5.00%, 6/01/26	1,650,000	1,783,700
Various Purpose, Refunding, Series F, 4.00%, 10/01/25	15,000,000	17,104,050
Various Purpose, Refunding, Series H, 5.00%, 11/01/27	2,500,000	2,943,600
Various Purpose, Series A, 4.25%, 12/01/27	5,000,000	5,588,750
Various Purpose, Series A, 4.50%, 12/01/28	15,540,000	17,579,470
Minnesota State HFA Homeownership Finance Revenue, MBS Program,
Series E, GNMA Secured, 4.45%, 7/01/31	4,215,000	4,445,560
Series G, GNMA Secured, 4.00%, 7/01/26	2,140,000	2,292,561
Series G, GNMA Secured, 4.40%, 7/01/32	3,520,000	3,828,774
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,928,060
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,571,277
Residential Housing Finance, Series E, 4.90%, 7/01/29	9,035,000	9,460,820
Residential Housing Finance, Series E, 5.10%, 1/01/40	8,660,000	9,031,254
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Series 7-D, 5.00%, 3/01/40	4,000,000	4,332,080
Macalester College, Series 7-I, 5.00%, 6/01/35	5,000,000	5,696,100
University of St. Thomas, Series 6-X, 5.00%, 4/01/29	2,250,000	2,433,308
University of St. Thomas, Series 6-X, 5.25%, 4/01/39	10,000,000	10,761,900
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	6,007,420
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,829,807

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Minnesota State Municipal Power Agency Electric Revenue, Series A, 5.25%, 10/01/35	$12,000,000	$13,271,280
Minnesota State Public Facilities Authority Clean Water Revenue, Series B, 4.75%, 3/01/27	5,000,000	5,422,850
Mounds View ISD No. 621 GO, School Building, Minnesota School District Credit
Enhancement Program, Refunding, Series A, 4.00%, 2/01/20	1,000,000	1,122,610
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	5,110,000	5,542,817
New Prague ISD No. 721 GO, School Building, Minnesota School District Credit Enhancement
Program, Refunding, Series A, 4.00%,
2/01/22	3,090,000	3,515,709
2/01/23	3,045,000	3,452,665
2/01/24	3,245,000	3,671,036
2/01/25	3,300,000	3,703,524
Northern Municipal Power Agency Electric System Revenue,
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,671,573
Series A, 5.00%, 1/01/30	1,190,000	1,342,629
Series A, AMBAC Insured, 5.00%, 1/01/26	2,000,000	2,181,900
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	3,858,205
Ramsey GO, Capital Improvement Plan, Refunding, Series A,
3.00%, 12/15/28	1,105,000	1,114,348
3.375%, 12/15/31	1,215,000	1,246,967
Robbinsdale ISD No. 281 GO, School Building, Refunding, Series B, 4.00%, 2/01/19	2,660,000	2,960,660
Rochester Electricity Utility Revenue, Series B, 5.00%, 12/01/43	1,000,000	1,140,400
Rochester Health Care Facilities Revenue, Mayo Clinic,
Mandatory Put 11/15/21, Series C, 4.50%, 11/15/38	15,485,000	18,090,196
Series D, 5.00%, 11/15/38	5,000,000	5,561,450
Series E, 5.00%, 11/15/38	20,000,000	22,245,800
Rosemount ISD No. 196 GO, School Building, Refunding, Series C, 4.00%,
2/01/21	1,365,000	1,551,282
2/01/22	2,380,000	2,704,465
Sauk Rapids ISD No. 047 GO, School Building, Refunding, Series A, AGMC Insured,
5.00%, 2/01/22	2,200,000	2,336,180
4.50%, 2/01/25	2,175,000	2,283,685
Scott County GO, Capital Improvement Plan, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	6,297,582
Shakopee ISD No. 720 GO, School Building, Crossover, Refunding, 4.00%, 2/01/26	1,600,000	1,758,016
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	5,521,501
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	12,730,727
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	3,191,720
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,395,000	3,774,126
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	4,409,064
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	15,369,307
Refunding, Series A, 5.00%, 1/01/21	1,000,000	1,131,660
Refunding, Series A, 5.00%, 1/01/22	2,060,000	2,305,696
Refunding, Series A, 5.50%, 1/01/24	1,000,000	1,145,190
Refunding, Series A, 5.25%, 1/01/30	2,000,000	2,218,000
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	760,000	786,706
Spring Lake Park ISD No. 16 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/29	4,025,000	4,259,496
St. Cloud Health Care Revenue, CentraCare Health System Project,
Series A, 5.125%, 5/01/30	10,000,000	11,225,200
Series D, Assured Guaranty, 5.375%, 5/01/31	1,000,000	1,111,230
Series D, Assured Guaranty, 5.50%, 5/01/39	27,400,000	29,833,668

88 | Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
St. Michael ISD No. 885 GO,
Refunding, Series A, 4.25%, 2/01/32	$10,295,000	$11,294,542
School Building, Refunding, Series A, AGMC Insured, 5.00%, 2/01/24	2,735,000	2,847,409
School Building, Series A, AGMC Insured, 4.75%, 2/01/29	5,000,000	5,248,550
St. Paul Housing and RDA Health Care System Revenue, Allina Health System,
Refunding, Series A-1, 5.25%, 11/15/29	5,000,000	5,742,250
Series A, NATL Insured, 5.00%, 11/15/22	5,000,000	5,532,650
St. Paul ISD No. 625 GO, School Building, Minnesota School District Credit Enhancement Program,
Refunding, Series B, 5.00%, 2/01/24	2,925,000	3,533,049
Series A, 3.00%, 2/01/30	1,385,000	1,371,469
Series A, 3.00%, 2/01/31	1,195,000	1,173,657
Series A, AGMC Insured, 5.00%, 2/01/24	1,615,000	1,774,417
Series A, AGMC Insured, 5.00%, 2/01/25	1,675,000	1,840,339
Series A, AGMC Insured, 5.00%, 2/01/26	1,745,000	1,918,139
St. Paul Sales Tax Revenue, sub. bond, Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	7,827,581
University of Minnesota Regents GO, Series A,
4.00%, 2/01/26	2,425,000	2,709,016
5.25%, 4/01/29	1,000,000	1,156,560
5.125%, 4/01/34	1,000,000	1,121,990
University of Minnesota Regents Revenue, State Supported Biomedical Science Research Facilities
Funding Program, Series B, 5.00%, 8/01/36	5,000,000	5,609,700
University of Minnesota Revenue, Series B, 5.00%, 1/01/38	4,500,000	5,207,355
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	3,000,000	3,323,130
Watertown ISD No. 111 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/24	2,725,000	2,833,428
Western Minnesota Municipal Power Agency Revenue,
Refunding, Series A, 5.00%, 1/01/24	5,000,000	6,030,000
Refunding, Series A, 5.00%, 1/01/25	3,370,000	4,035,946
Refunding, Series A, 5.00%, 1/01/29	1,200,000	1,400,604
Series A, 5.00%, 1/01/40	8,075,000	9,224,557
Series A, 5.00%, 1/01/46	11,870,000	13,508,535
Series A, AGMC Insured, 5.00%, 1/01/36	6,000,000	6,301,800
Willmar GO, Rice Memorial Hospital Project, Refunding, Series A,
5.00%, 2/01/24	1,100,000	1,283,854
5.00%, 2/01/26	1,325,000	1,531,872
3.00%, 2/01/28	2,150,000	2,140,562
3.00%, 2/01/29	1,000,000	987,290
Total Municipal Bonds (Cost $944,276,560) 98.5%		1,016,534,831
Other Assets, less Liabilities 1.5%		15,878,827
Net Assets 100.0%		$1,032,413,658

See Abbreviations on page 138.
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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Ohio Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.44	$13.12	$12.96	$11.99	$12.50	$12.08
Income from investment operations[b]:
Net investment income[c]	0.24	0.48	0.48	0.51	0.51	0.51
Net realized and unrealized gains (losses)	0.31	(0.71)	0.15	0.97	(0.51)	0.42
Total from investment operations	0.55	(0.23)	0.63	1.48	—	0.93
Less distributions from net investment
income	(0.25)	(0.45)	(0.47)	(0.51)	(0.51)	(0.51)
Net asset value, end of period	$12.74	$12.44	$13.12	$12.96	$11.99	$12.50

Total return[d]	4.43%	(1.69)%	4.96%	12.61%	(0.06)%	7.82%

Ratios to average net assets[e]
Expenses	0.63%	0.63%	0.63%	0.63%	0.63%	0.64%
Net investment income	3.76%	3.86%	3.69%	4.07%	4.08%	4.10%

Supplemental data
Net assets, end of period (000’s)	$1,141,919	$1,144,885	$1,445,535	$1,305,046	$1,227,868	$1,314,090
Portfolio turnover rate	7.49%	8.78%	9.69%	10.70%	18.67%	4.17%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Ohio Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.58	$13.27	$13.10	$12.11	$12.62	$12.19
Income from investment operations[b]:
Net investment income[c]	0.21	0.42	0.42	0.44	0.44	0.44
Net realized and unrealized gains (losses)	0.32	(0.73)	0.15	0.99	(0.51)	0.43
Total from investment operations	0.53	(0.31)	0.57	1.43	(0.07)	0.87
Less distributions from net investment
income	(0.21)	(0.38)	(0.40)	(0.44)	(0.44)	(0.44)
Net asset value, end of period	$12.90	$12.58	$13.27	$13.10	$12.11	$12.62

Total return[d]	4.26%	(2.28)%	4.41%	12.05%	(0.63)%	7.24%

Ratios to average net assets[e]
Expenses	1.18%	1.18%	1.18%	1.18%	1.18%	1.19%
Net investment income	3.21%	3.31%	3.14%	3.52%	3.53%	3.55%

Supplemental data
Net assets, end of period (000’s)	$301,936	$301,447	$416,262	$346,117	$309,921	$287,586
Portfolio turnover rate	7.49%	8.78%	9.69%	10.70%	18.67%	4.17%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Ohio Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.44	$13.12	$12.96	$11.99	$12.50	$12.08
Income from investment operations[b]:
Net investment income[c]	0.25	0.49	0.50	0.52	0.52	0.52
Net realized and unrealized gains (losses)	0.31	(0.71)	0.15	0.97	(0.51)	0.42
Total from investment operations	0.56	(0.22)	0.65	1.49	0.01	0.94
Less distributions from net investment
income	(0.25)	(0.46)	(0.49)	(0.52)	(0.52)	(0.52)
Net asset value, end of period	$12.75	$12.44	$13.12	$12.96	$11.99	$12.50

Total return[d]	4.56%	(1.59)%	5.07%	12.72%	0.04%	7.93%

Ratios to average net assets[e]
Expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.54%
Net investment income	3.86%	3.96%	3.79%	4.17%	4.18%	4.20%

Supplemental data
Net assets, end of period (000’s)	$53,642	$37,153	$45,364	$36,127	$18,878	$13,367
Portfolio turnover rate	7.49%	8.78%	9.69%	10.70%	18.67%	4.17%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

92 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Ohio Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 98.2%
Ohio 98.2%
Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Refunding,
Series A, 5.25%, 6/01/38	$15,000,000	$16,143,600
Series B, 5.25%, 9/01/27	7,570,000	8,462,503
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding,
Series A,
Assured Guaranty, 5.25%, 2/15/33	30,000,000	33,042,300
BHAC Insured, 5.00%, 2/15/38	22,000,000	23,843,380
Ashland City School District GO, Classroom Facilities and School Improvement, Series 2, 4.00%,
11/01/49	6,685,000	6,524,293
Austintown Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.125%,
12/01/30	7,715,000	7,807,657
Bath Local School District GO, School Improvement, AGMC Insured,
4.00%, 12/01/44	1,295,000	1,329,499
5.00%, 12/01/49	5,380,000	5,729,270
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40	3,000,000	3,066,060
Bowling Green MFHR, The Bowling Green Village Apartments, Series A, GNMA Secured, 5.40%,
9/20/36	2,790,000	2,792,148
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%,
1/15/36	1,300,000	1,411,982
Brooklyn City School District GO, School Improvement,
AGMC Insured, 5.25%, 12/01/43	3,000,000	3,236,070
Refunding, AGMC Insured, 5.50%, 12/01/49	7,780,000	8,396,176
Butler County GO, Various Purpose, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/26	2,130,000	2,287,812
Butler County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project,
6.375%, 4/01/36	5,000,000	5,812,100
5.625%, 4/01/41	5,000,000	5,544,750
Canal Winchester Local School District GO, Capital Appreciation, NATL Insured, zero cpn.,
12/01/32	3,955,000	2,008,230
12/01/33	2,000,000	971,140
Central Solid Waste Authority GO,
Improvement, Solid Waste Facilities, Pre-Refunded, 4.00%, 12/01/32	1,505,000	1,749,141
Refunding and Improvement, Solid Waste Facilities, 4.00%, 12/01/32	15,440,000	16,356,518
Chillicothe City School District GO, Capital Appreciation, School Improvement, Refunding, NATL RE,
FGIC Insured, zero cpn.,
12/01/22	1,905,000	1,502,588
12/01/23	1,905,000	1,458,620
12/01/24	1,905,000	1,438,713
Cincinnati City School District COP, School Improvement Project, Refunding, AGMC Insured, 5.00%,
12/15/26	7,310,000	7,908,835
12/15/27	7,000,000	7,558,600
Cincinnati City School District GO, Classroom Facilities Construction and Improvement,
Refunding, NATL RE, FGIC Insured, 5.25%,
12/01/27	14,900,000	18,877,257
12/01/28	8,180,000	10,398,334
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%,
12/01/18	2,000,000	2,322,360
12/01/19	5,925,000	6,989,426
City of Akron Income Tax Revenue, Community Learning Centers,
5.00%, 12/01/33	4,250,000	4,814,315
Series A, 4.50%, 12/01/33	10,000,000	10,752,600

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Semiannual Report | 93

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
City of Akron Waterworks System Mortgage Revenue, Refunding and Improvement,
Assured Guaranty, 5.00%, 3/01/34	$1,000,000	$1,064,840
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30	3,000,000	3,304,710
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31	1,500,000	1,636,110
Series C, AGMC Insured, 5.00%, 1/01/26	9,500,000	10,318,236
Series C, AGMC Insured, 5.00%, 1/01/31	11,250,000	11,751,188
Series C, Assured Guaranty, 5.00%, 1/01/27	27,385,000	29,927,150
Cleveland GO, Various Purpose, Refunding, 5.00%, 12/01/30	3,000,000	3,397,620
Cleveland Municipal School District GO, School Improvement, Refunding, 5.00%,
12/01/25	3,600,000	4,170,528
12/01/27	1,000,000	1,142,680
Cleveland Public Power System Revenue,
Capital Appreciation, Series B-2, NATL RE, FGIC Insured, zero cpn., 11/15/38	10,000,000	3,226,400
Series B-1, NATL Insured, 5.00%, 11/15/28	2,000,000	2,125,940
Series B-1, NATL Insured, 5.00%, 11/15/38	10,000,000	10,444,800
Cleveland-Cuyahoga County Port Authority Revenue, Student Housing Facility, Euclid Avenue
Housing Corp., Fenn Tower Project, AMBAC Insured, 5.00%,
8/01/25	2,440,000	2,442,245
8/01/28	2,145,000	2,132,151
Columbus GO, Various Purpose, Series A, 5.00%,
2/15/23	14,365,000	17,686,475
2/15/24	12,655,000	15,748,009
2/15/25	5,000,000	6,173,850
Columbus Metropolitan Library Special Obligation Revenue, Library Fund Facilities Notes, Series 1,
4.00%,
12/01/27	3,765,000	3,984,311
12/01/28	2,970,000	3,132,608
12/01/29	4,125,000	4,336,448
12/01/37	6,620,000	6,803,837
Coventry Local School District GO, School Improvement, 5.25%, 11/01/47	5,000,000	5,417,800
Cuyahoga Community College District General Receipts Revenue, Series D, 5.00%, 8/01/32	2,310,000	2,613,950
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F,
5.00%, 12/01/27	15,000,000	16,858,800
Dayton Metro Library GO, Library Improvement, Series A, 4.75%, 12/01/38	20,000,000	22,358,800
Defiance City School District GO, Various Purpose, 5.00%, 12/01/46	6,635,000	7,311,903
Delaware City School District GO, School Facilities Construction and Improvement, 5.75%,
12/01/49	6,000,000	6,901,500
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,235,400
Dublin City School District GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn., 12/01/16	4,635,000	4,543,644
Edgewood City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%,
12/01/24	2,220,000	2,325,605
Fairborn City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%,
12/01/23	1,205,000	1,286,265
12/01/24	1,265,000	1,348,035
12/01/25	1,330,000	1,414,921
Fairless Local School District GO, Various Purpose School Facilities, Construction and
Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/28	2,085,000	2,109,415
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation
Bonds, Refunding, AMBAC Insured, 5.00%, 12/01/24	7,255,000	7,687,543

94 | Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Franklin County Hospital Revenue, Improvement, Nationwide Children’s Hospital Project, 5.25%,
11/01/40	$15,000,000	$16,184,250
Georgetown Exempted Village School District GO, Classroom Facilities, AGMC Insured,
Pre-Refunded, 5.125%, 12/01/31	1,000,000	1,012,010
Graham Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%,
12/01/33	6,055,000	6,413,638
Greene County Hospital Facility Revenue, Kettering Health Network Obligated Group Project, 5.50%,
4/01/39	12,930,000	13,777,562
Greenville City School District GO, School Improvement, 5.25%, 1/01/41	2,000,000	2,217,520
Groveport-Madison Local School District GO, School Facilities Construction and Improvement, 5.00%,
10/01/44	5,205,000	5,780,881
Hamilton County Convention Facilities Authority Revenue, NATL RE, FGIC Insured, 5.00%,
12/01/28	5,400,000	5,410,746
Hamilton County Sales Tax Revenue,
Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	10,000,000	10,647,300
sub. bond, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	35,080,000	37,350,728
Hamilton County Sewer System Revenue, Metropolitan Sewer District Improvement, Series B,
NATL Insured, 5.00%, 12/01/30	4,000,000	4,189,760
Hamilton County Student Housing Revenue, Stratford Heights Project, University of Cincinnati,
Refunding, AGMC Insured,
5.00%, 6/01/30	7,000,000	7,575,610
4.75%, 6/01/39	7,000,000	7,369,320
Hilliard School District GO, Capital Appreciation, School Construction, Refunding, NATL Insured,
zero cpn.,
12/01/19	2,190,000	1,976,147
12/01/20	4,525,000	3,925,528
Huber Heights City School District GO, School Improvement, Refunding, 5.00%,
12/01/33	4,500,000	4,903,695
12/01/36	5,000,000	5,410,850
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, 5.00%,
12/01/27	3,205,000	3,330,700
12/01/30	2,250,000	2,333,160
Ironton City School District GO, NATL Insured, Pre-Refunded, 5.00%, 12/01/34	5,130,000	5,663,366
Ironton Sewer Revenue, System Improvement, AGMC Insured, 5.25%, 12/01/40	2,500,000	2,701,050
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,533,790
Kings Local School District GO, School Improvement, NATL Insured,
5.00%, 12/01/33	4,635,000	5,067,677
Pre-Refunded, 5.00%, 12/01/33	5,365,000	6,104,941
Lakewood City School District GO,
School Facilities Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/30	9,170,000	10,077,555
School Facilities Improvement, NATL RE, FGIC Insured, 4.50%, 12/01/34	6,000,000	6,350,100
School Facilities Improvement, Refunding, Series A, 5.00%, 11/01/43	10,895,000	12,168,517
School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	21,900,000	22,163,019
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	1,000,000	1,065,090
Lakota Local School District GO,
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/26	2,000,000	2,497,720
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/29	5,000,000	5,299,400
Lancaster City School District GO, School Facilities Construction and Improvement, 5.00%,
10/01/49	10,000,000	10,712,500
Licking Heights Local School District GO, School Facilities Construction and Improvement,
Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/26	1,825,000	1,890,299

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Little Miami Local School District GO,
Refunding, AGMC Insured, 4.50%, 12/01/34	$14,255,000	$14,575,167
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,411,120
Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19	1,640,000	1,655,842
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,
Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	20,948,242
Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	8,634,400
Lucas County GO, Various Purpose, 4.50%, 10/01/35	10,685,000	11,333,152
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%,
12/01/32	9,605,000	12,512,530
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%,
12/01/36	3,500,000	3,667,825
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured,
ETM, 5.50%, 10/15/25	4,750,000	5,720,615
Maple Heights City School District GO, School Facilities Improvement,
5.00%, 1/15/37	8,265,000	8,736,188
Pre-Refunded, 5.00%, 1/15/37	1,735,000	1,918,233
Martins Ferry City School District GO, School Facilities Construction and Improvement, AGMC Insured,
Pre-Refunded, 5.00%, 12/01/32	3,610,000	3,739,166
Marysville Exempted Village School District COP, School Facilities Project, NATL Insured,
Pre-Refunded, 5.25%,
12/01/28	2,120,000	2,200,602
12/01/30	2,650,000	2,750,753
Marysville Exempted Village School District GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	835,510
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	818,790
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/29	5,500,000	5,736,500
Marysville Wastewater Treatment System Revenue,
Assured Guaranty, 4.25%, 12/01/27	1,170,000	1,231,846
Assured Guaranty, 4.75%, 12/01/47	5,000,000	5,224,050
first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35	4,780,000	5,063,119
Refunding, Assured Guaranty, 4.75%, 12/01/46	14,205,000	14,720,641
Marysville Water System Mortgage Revenue, AMBAC Insured, 5.00%, 12/01/32	1,250,000	1,339,413
Medina School District COP, School Facilities Project, Assured Guaranty, 5.25%, 12/01/31	5,725,000	6,303,168
Miami University Revenue, General Receipts, Refunding, 5.00%,
9/01/31	4,000,000	4,511,960
9/01/31	2,320,000	2,715,838
9/01/34	3,500,000	4,041,590
Monroe Local School District GO, School Improvement, Refunding, AMBAC Insured, 4.50%,
12/01/29	3,115,000	3,186,178
Montgomery County Revenue, Catholic Health Initiatives,
Refunding, Series A, 5.50%, 5/01/34	12,500,000	14,144,750
Refunding, Series A, 5.00%, 5/01/39	10,000,000	10,520,500
Series C-1, AGMC Insured, 5.00%, 10/01/41	10,000,000	10,422,500
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%,
12/01/49	11,460,000	12,318,469
New Albany Community Authority Community Facilities Revenue, Refunding, Series C, 5.00%,
10/01/23	1,100,000	1,292,907
10/01/24	1,250,000	1,459,288
New Albany Plain Local School District GO, School Improvement, Refunding, 4.00%, 12/01/49	10,000,000	10,076,400

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Newark City School District GO, School Improvement, Series A, NATL RE, FGIC Insured,
Pre-Refunded, 5.00%, 12/01/33	$5,000,000	$5,296,150
Northeast Ohio Medical University General Receipts Revenue, 5.00%, 12/01/42	13,445,000	13,838,938
Northmont City School District GO, School Improvement, Series A, 5.00%, 11/01/49	5,130,000	5,579,439
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO,
AGMC Insured,
4.875%, 12/01/18	482,332	483,253
5.25%, 12/01/23	540,000	540,988
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	5,891,396
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	6,020,000	6,629,886
Pollution Control, Dayton Power and Light Co., Refunding, Series B, BHAC Insured, 4.80%,
1/01/34	23,000,000	23,234,370
Ohio State Building Authority Revenue, State Facilities, Adult Correction Building Fund Projects,
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/24	5,390,000	5,539,842
Ohio State Higher Educational Facility Commission Revenue,
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,680,015
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%,
5/01/23	3,385,000	3,651,501
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%,
5/01/24	2,000,000	2,157,460
Kenyon College Project, Refunding, 5.25%, 7/01/44	30,000,000	32,463,900
Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	21,805,000	23,237,152
Summa Health System, AGMC Insured, 5.75%, 11/15/40	4,500,000	4,957,560
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	10,278,500
University Hospital, BHAC Insured, 4.75%, 1/15/46	25,000,000	25,610,750
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	14,043,375
University of Dayton Project, XLCA Insured, Pre-Refunded, 5.00%, 12/01/34	8,500,000	8,599,535
Xavier University Project, 5.00%, 5/01/40	14,500,000	15,537,765
Ohio State Higher Educational Facility Revenue,
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44	7,500,000	7,860,750
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/25	2,205,000	2,268,350
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/35	3,225,000	3,293,757
Ohio State Turnpike Commission Revenue, Infrastructure Projects, junior lien, Series A-1, 5.25%,
2/15/33	4,200,000	4,822,776
Olentangy Local School District GO,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	1,745,000	1,886,397
Delaware and Franklin Counties, AGMC Insured, 4.50%, 12/01/33	10,000,000	10,336,700
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	11,300,000	11,799,347
School Facilities Construction and Improvement, Refunding, Assured Guaranty, 5.00%,
12/01/36	7,505,000	8,182,176
Painesville City School District GO, School Improvement, NATL RE, FGIC Insured, Pre-Refunded,
5.00%, 12/01/28	2,515,000	2,544,451
Princeton City School District COP, Board of Education, School Facilities Project, 4.50%, 12/01/41	3,000,000	3,168,660
Princeton City School District GO,
Capital Appreciation, Refunding, zero cpn., 12/01/40	6,000,000	1,995,180
Capital Appreciation, Refunding, zero cpn., 12/01/41	6,000,000	1,887,900
Refunding, 5.00%, 12/01/39	12,000,000	13,816,440
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, 5.00%,
12/01/32	3,000,000	3,259,470

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty,
5.25%, 12/01/38	$15,000,000	$15,783,750
Shawnee State University Revenue, General Receipts, NATL Insured, 5.00%, 6/01/28	5,780,000	6,046,111
Sheffield Lake City School District GO, School Improvement, 5.00%, 12/01/37	9,635,000	10,354,542
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities
Construction and Improvement, 4.00%, 12/01/42	10,000,000	10,308,700
Springboro Community City School District GO, Refunding, AGMC Insured, 5.25%,
12/01/27	5,175,000	6,420,209
12/01/28	2,000,000	2,499,840
St. Bernard Income Tax Revenue, Various Purpose, Special Obligations, AGMC Insured, 5.00%,
12/01/43	3,760,000	4,148,746
St. Mary’s City School District GO, School Facilities Construction and Improvement, AGMC Insured,
5.00%, 12/01/35	3,500,000	3,822,350
Strongsville City School District GO, School Improvement, 4.00%, 12/01/45	17,515,000	17,814,506
Summit County Port Authority Lease Revenue, The University of Akron Student Housing Project,
6.00%, 1/01/42	11,580,000	13,343,981
Switzerland of Local School District GO, School Improvement, Refunding, 4.00%, 12/01/37	5,500,000	5,680,180
Sylvania City School District GO, School Improvement, Assured Guaranty, 5.25%, 12/01/36	7,660,000	8,367,937
Toledo City School District GO, School Facilities Improvement,
5.375%, 12/01/35	4,565,000	5,087,966
Refunding, Series B, 5.00%, 12/01/32	7,830,000	8,922,677
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,754,750
Various Purpose Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/28	3,000,000	3,321,090
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%,
12/01/26	1,500,000	1,597,785
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/38	19,395,000	21,791,252
NATL Insured, 5.00%, 11/15/30	6,425,000	6,686,755
Series A, 4.00%, 11/15/36	9,125,000	9,424,391
Trenton Water System Revenue, Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/34	2,750,000	2,783,028
University of Akron General Receipts Revenue,
NATL RE, FGIC Insured, 5.00%, 1/01/35	5,250,000	5,254,935
Series A, AGMC Insured, 5.00%, 1/01/33	5,000,000	5,443,000
Series B, AGMC Insured, 5.00%, 1/01/38	19,000,000	20,537,480
Series B, NATL RE, FGIC Insured, 5.00%, 1/01/28	1,475,000	1,476,387
University of Cincinnati General Receipts Revenue,
Refunding, Series F, 5.00%, 6/01/32	5,805,000	6,559,824
Series C, 5.00%, 6/01/39	6,255,000	7,058,580
Series C, AGMC Insured, 5.00%, 6/01/31	8,000,000	8,781,920
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%,
6/01/30	10,000,000	10,276,400
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,603,176
Westerville Ohio Special Obligation Non-Tax Revenue, 5.00%, 12/01/30	2,765,000	3,221,391
Wheelersburg Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,
12/01/32	1,400,000	1,450,092
Wright State University Revenue, General Receipts, Series A, 5.00%, 5/01/31	10,120,000	11,159,526
Wyoming City School District GO, School Improvement, 5.00%, 12/01/42	7,250,000	8,012,628

98 | Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Youngstown State University General Receipts Revenue, Assured Guaranty,
5.25%, 12/15/29	$4,000,000	$4,409,120
5.50%, 12/15/33	4,225,000	4,678,047
Total Municipal Bonds (Cost $1,381,508,819) 98.2%		1,471,028,856
Other Assets, less Liabilities 1.8%		26,468,134
Net Assets 100.0%		$1,497,496,990

See Abbreviations on page 138.
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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Oregon Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.69	$12.58	$12.45	$11.48	$11.87	$11.21
Income from investment operations[b]:
Net investment income[c]	0.23	0.46	0.44	0.49	0.49	0.49
Net realized and unrealized gains (losses)	0.23	(0.91)	0.13	0.98	(0.37)	0.66
Total from investment operations	0.46	(0.45)	0.57	1.47	0.12	1.15
Less distributions from net investment
income	(0.24)	(0.44)	(0.44)	(0.50)	(0.51)	(0.49)
Net asset value, end of period	$11.91	$11.69	$12.58	$12.45	$11.48	$11.87

Total return[d]	3.94%	(3.50)%	4.64%	13.11%	0.94%	10.47%

Ratios to average net assets[e]
Expenses	0.63%	0.62%	0.62%	0.63%	0.63%	0.64%
Net investment income	3.89%	3.88%	3.53%	4.11%	4.11%	4.26%

Supplemental data
Net assets, end of period (000’s)	$929,247	$924,611	$1,189,801	$1,082,877	$946,755	$954,860
Portfolio turnover rate	3.12%	8.28%	7.51%	12.50%	8.19%	9.79%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Oregon Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.84	$12.74	$12.60	$11.62	$12.00	$11.33
Income from investment operations[b]:
Net investment income[c]	0.20	0.40	0.38	0.43	0.43	0.44
Net realized and unrealized gains (losses)	0.24	(0.92)	0.13	0.99	(0.37)	0.66
Total from investment operations	0.44	(0.52)	0.51	1.42	0.06	1.10
Less distributions from net investment
income	(0.20)	(0.38)	(0.37)	(0.44)	(0.44)	(0.43)
Net asset value, end of period	$12.08	$11.84	$12.74	$12.60	$11.62	$12.00

Total return[d]	3.78%	(4.07)%	4.08%	12.44%	0.44%	9.85%

Ratios to average net assets[e]
Expenses	1.18%	1.17%	1.17%	1.18%	1.18%	1.19%
Net investment income	3.34%	3.33%	2.98%	3.56%	3.56%	3.71%

Supplemental data
Net assets, end of period (000’s)	$183,490	$188,147	$266,819	$230,384	$196,909	$195,473
Portfolio turnover rate	3.12%	8.28%	7.51%	12.50%	8.19%	9.79%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Oregon Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010 [b]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.70	$12.59	$12.46	$11.48	$11.87	$11.44
Income from investment operations[c]:
Net investment income[d]	0.24	0.47	0.46	0.50	0.50	0.32
Net realized and unrealized gains (losses)	0.22	(0.90)	0.12	1.00	(0.37)	0.42
Total from investment operations	0.46	(0.43)	0.58	1.50	0.13	0.74
Less distributions from net investment
income	(0.24)	(0.46)	(0.45)	(0.52)	(0.52)	(0.31)
Net asset value, end of period	$11.92	$11.70	$12.59	$12.46	$11.48	$11.87

Total return[e]	3.99%	(3.41)%	4.74%	13.31%	1.04%	6.49%

Ratios to average net assets[f]
Expenses	0.53%	0.52%	0.52%	0.53%	0.53%	0.54%
Net investment income	3.99%	3.98%	3.63%	4.21%	4.21%	4.36%

Supplemental data
Net assets, end of period (000’s)	$45,843	$34,225	$48,678	$39,434	$14,482	$6,412
Portfolio turnover rate	3.12%	8.28%	7.51%	12.50%	8.19%	9.79%

aFor the year ended February 29.
bFor the period July 15, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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	FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Oregon Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 96.6%
Oregon 85.3%
Astoria Hospital Facilities Authority Revenue, Columbia Memorial Hospital, Refunding, 5.00%,
8/01/28	$1,325,000	$1,416,809
Beaverton School District GO,
Washington and Multnomah Counties, AGMC Insured, Pre-Refunded, 4.125%, 6/01/26	1,315,000	1,401,593
Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31	1,280,000	1,402,381
Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36	1,000,000	1,097,860
Benton County Hospital Facilities Authority Revenue, Samaritan Health Services Project, Refunding,
5.125%, 10/01/28	1,525,000	1,526,449
Chemeketa Community College District GO, Pre-Refunded, 5.00%,
6/15/25	1,500,000	1,738,995
6/15/26	2,615,000	3,031,648
Clackamas County Canby School District No. 86 GO, AGMC Insured, Pre-Refunded, 5.00%,
6/15/23	1,000,000	1,037,660
6/15/25	1,000,000	1,037,660
Clackamas County Hospital Facility Authority Revenue,
Gross Willamette Falls Project, Pre-Refunded, 5.375%, 4/01/22	2,125,000	2,188,028
Gross Willamette Falls Project, Pre-Refunded, 5.125%, 4/01/26	1,000,000	1,028,230
Legacy Health System, Series A, 5.50%, 7/15/35	6,525,000	7,115,904
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%,
6/01/25	3,075,000	3,907,034
Clackamas County School District No. 12 North Clackamas GO,
Series A, AGMC Insured, 4.75%, 6/15/31	2,250,000	2,431,080
Series B, AGMC Insured, 5.00%, 6/15/27	25,000,000	27,611,500
Clackamas County School District No. 46 Oregon Trail GO,
5.00%, 6/15/32	6,855,000	7,534,810
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	4,812,092
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	4,726,484
Refunding, Series A, 5.00%, 6/15/28	2,210,000	2,470,095
Refunding, Series A, 5.00%, 6/15/29	2,655,000	2,957,298
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36	1,000,000	1,028,780
Columbia and Washington Counties School District No. 47J Vernonia GO, 5.00%, 6/15/35	5,175,000	5,723,188
Columbia Gorge Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/15/22	1,000,000	1,037,660
Crook County School District GO, Crook and Deschutes Counties, 5.00%,
6/15/34	4,475,000	5,090,805
6/15/37	8,090,000	9,110,877
Deschutes and Jefferson Counties School District No. 2J Redmond GO,
Pre-Refunded, 5.50%, 6/15/34	5,000,000	5,879,500
Series A, NATL RE, FGIC Insured, 5.00%, 6/15/21	85,000	85,286
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare
Community Inc.,
Refunding, 8.25%, 1/01/38	20,000,000	24,282,400
Series B, AMBAC Insured, 5.375%, 1/01/35	7,000,000	7,490,000
Eugene Electric Utility System Revenue, Refunding,
5.00%, 8/01/33	10,060,000	11,022,138
Series A, 5.00%, 8/01/40	6,745,000	7,469,953
Eugene Water Utility System Revenue, Refunding, 5.00%, 8/01/40	4,425,000	4,929,538
Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Radian Insured,
5.375%,
10/01/26	2,000,000	2,001,880
10/01/31	2,000,000	2,001,400

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Semiannual Report | 103

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Independence GO, City Hall Project, AGMC Insured, 5.00%,
6/15/35	$2,110,000	$2,351,300
6/15/40	3,975,000	4,382,756
Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,
12/01/27	1,000,000	1,114,830
12/01/32	1,000,000	1,075,370
12/01/37	1,475,000	1,539,561
Jackson County School District No. 549C Medford GO,
5.00%, 6/15/33	3,225,000	3,554,434
5.00%, 6/15/34	5,000,000	5,301,350
Series B, AGMC Insured, 5.00%, 12/15/32	5,765,000	6,416,272
Jefferson County School District No. 509J GO,
Refunding, 5.00%, 6/15/30	1,000,000	1,156,680
Refunding, 5.00%, 6/15/31	1,410,000	1,622,684
Series B, 5.00%, 6/15/30	2,000,000	2,313,360
Keizer Special Assessment, Keizer Station Area A Local ID, 5.20%, 6/01/31	2,330,000	2,407,309
Klamath County School District GO, 5.00%,
6/15/29	1,155,000	1,340,805
6/15/30	1,095,000	1,266,565
6/15/31	1,000,000	1,150,840
Lake Oswego GO, Refunding, Series A, 5.00%, 12/01/31	6,400,000	7,317,248
Lane County Metropolitan Wastewater Management Commission Revenue,
5.25%, 11/01/28	5,000,000	5,750,850
NATL RE, FGIC Insured, 4.75%, 11/01/26	1,615,000	1,736,044
Lane County School District No. 19 Springfield GO, AGMC Insured, zero cpn.,
6/15/27	5,580,000	3,209,616
6/15/28	2,000,000	1,095,040
6/15/29	1,925,000	1,000,788
Lebanon GO, AMBAC Insured, 5.00%,
6/01/25	1,635,000	1,732,332
6/01/27	1,675,000	1,769,705
Medford Hospital Facilities Authority Revenue,
Asante Health System, Refunding, Assured Guaranty, 5.125%, 8/15/40	25,000,000	26,543,000
Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40	10,050,000	10,604,257
Rogue Valley Manor, Refunding, 5.00%, 10/01/33	1,500,000	1,621,470
Rogue Valley Manor, Refunding, 5.00%, 10/01/42	9,420,000	10,012,706
Multnomah County David Douglas School District No. 40 GO, Series B, zero cpn.,
6/15/24	1,640,000	1,277,544
6/15/25	1,325,000	984,952
6/15/26	2,585,000	1,835,040
6/15/27	2,655,000	1,798,709
6/15/28	2,495,000	1,608,726
6/15/29	2,595,000	1,592,733
6/15/30	1,885,000	1,100,425
6/15/31	2,030,000	1,124,742
6/15/32	2,000,000	1,058,640
Multnomah County Hospital Facilities Authority Revenue,
Adventist Health System/West, Series A, 5.125%, 9/01/40	6,500,000	6,955,325
Terwilliger Plaza, Refunding, 5.00%, 12/01/29	3,690,000	3,962,765
Multnomah County School District No. 3 Park Rose GO, Series A, 5.00%,
6/30/35	2,000,000	2,226,760
6/30/36	1,500,000	1,665,210

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	$6,605,000	$7,209,291
North Bend School District No. 13 GO, Coos County, AGMC Insured, 5.00%, 6/15/22	55,000	55,139
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	9,309,936
Series A, 5.875%, 7/01/33	2,500,000	2,945,900
Series A, 5.75%, 7/01/39	13,175,000	15,357,043
Oregon State Department of Administrative Services COP,
Series A, 5.25%, 5/01/39	3,800,000	4,081,694
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/23	2,695,000	2,780,782
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/30	13,205,000	13,625,315
Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/30	20,100,000	21,222,987
Series C, 5.00%, 11/01/34	8,000,000	8,811,280
Oregon State Department of Administrative Services Lottery Revenue, Series A, 5.00%,
4/01/27	17,880,000	20,457,938
4/01/28	18,225,000	20,792,173
4/01/28	5,800,000	6,868,534
4/01/29	1,750,000	1,986,618
4/01/32	5,000,000	5,796,100
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Series A, 5.00%, 11/15/29	3,085,000	3,553,210
senior lien, Series A, 4.50%, 11/15/32	21,000,000	22,116,780
senior lien, Series A, 5.00%, 11/15/33	21,530,000	24,619,340
Series A, Pre-Refunded, 5.00%, 11/15/28	15,000,000	15,143,400
Oregon State Facilities Authority Revenue,
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,617,705
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	34,176,900
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	2,142,500
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	2,975,000	3,157,011
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	4,000,463
PeaceHealth, Refunding, Series A, 5.00%, 11/01/39	32,790,000	34,868,558
Reed College Project, Refunding, Series A, 5.00%, 7/01/29	1,500,000	1,701,180
Reed College Project, Refunding, Series A, 4.75%, 7/01/32	2,000,000	2,170,120
Reed College Project, Refunding, Series A, 5.125%, 7/01/41	10,000,000	11,201,300
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	13,990,000	14,947,755
Student Housing, CHF Ashland LLC, Southern Oregon University Project, Assured Guaranty,
5.00%, 7/01/44	8,910,000	9,515,434
University of Portland Projects, Series A, 5.00%, 4/01/32	8,795,000	9,279,868
Willamette University Projects, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,
10/01/35	5,210,000	5,480,138
Oregon State GO,
Alternative Energy Project, Series B, 6.00%, 10/01/26	1,680,000	1,948,834
Elderly and Disabled Housing, Series A, 6.00%, 8/01/15	265,000	265,464
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	375,000	375,431
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	1,115,000	1,115,636
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,150,000	3,163,577
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	945,000	946,389
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	1,355,000	1,356,992
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,500,000	1,657,035
State Board of Higher Education, Series A, 5.00%, 8/01/34	5,000,000	5,527,400
State Board of Higher Education, Series A, 5.00%, 8/01/37	5,555,000	6,015,287
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31	1,695,000	1,845,448

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Oregon State GO, (continued)
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35	$6,000,000	$6,262,920
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/36	2,715,000	2,955,983
State Board of Higher Education, Series B, 5.00%, 8/01/38	5,000,000	5,523,450
State Board of Higher Education, Series C, 5.00%, 8/01/37	1,115,000	1,207,389
Various Projects, Series H, 5.00%, 5/01/36	1,000,000	1,142,520
Veterans’ Welfare, Series 92B, 4.625%, 12/01/38	365,000	369,278
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
Refunding, Series G, 5.35%, 7/01/30	2,575,000	2,693,502
Series C, 4.75%, 7/01/42	3,670,000	3,705,709
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	554,060
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	23,000,000	25,298,160
Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35	5,000,000	5,612,350
Portland GO,
Refunding, Series A, 5.00%, 6/01/28	7,840,000	9,054,024
Refunding, Series A, 5.00%, 6/01/29	8,330,000	9,580,916
Refunding, Series A, 5.00%, 6/01/30	8,750,000	10,028,987
Series B, zero cpn., 6/01/21	1,000,000	883,250
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured, 6.00%,
7/01/33	2,000,000	2,002,740
Portland River District Urban Renewal and Redevelopment Tax Allocation,
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,233,006
Series C, 5.00%, 6/15/28	1,000,000	1,142,300
Series C, 5.00%, 6/15/30	1,000,000	1,133,370
Portland Sewer System Revenue,
first lien, Series A, AGMC Insured, 5.00%, 10/01/24	6,235,000	6,257,633
second lien, Series A, 5.00%, 3/01/34	25,270,000	28,081,540
second lien, Series B, NATL Insured, 5.00%, 6/15/28	5,105,000	5,442,849
Portland Urban Renewal and Redevelopment Tax Allocation,
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	1,295,000	1,333,306
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/25	2,385,000	2,454,594
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,079,770
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,077,900
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,075,410
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,695,950
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,260,728
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,056,270
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,919,718
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,544,058
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	5,039,260
Portland Water System Revenue, second lien, Series A, NATL Insured, Pre-Refunded,
4.375%, 10/01/25	3,415,000	3,700,426
4.50%, 10/01/27	1,000,000	1,086,160
4.50%, 10/01/28	3,895,000	4,230,593
Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,077,084
Redmond GO, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,034,440
Salem Hospital Facility Authority Revenue, Salem Hospital Project, Series A,
5.75%, 8/15/23	10,000,000	11,098,900
5.00%, 8/15/27	11,000,000	11,393,910
5.00%, 8/15/36	9,000,000	9,198,990
Salem-Keizer School District No. 24J GO, Series B, zero cpn., 6/15/30	8,500,000	4,847,975

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Sherwood GO, Washington County, Refunding, AGMC Insured, 5.00%, 6/01/36	$4,240,000	$4,661,541
Tigard Water System Revenue, 5.00%,
8/01/37	11,050,000	12,372,353
8/01/42	20,915,000	23,187,206
Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, AGMC Insured,
Pre-Refunded, 5.00%, 6/15/25	1,560,000	1,618,750
Tri-County Metropolitan Transportation District Revenue, Payroll Tax, senior lien, Series A, 5.00%,
9/01/37	11,000,000	12,569,810
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Series A, NATL Insured, zero cpn., 6/15/26	6,850,000	4,145,346
Series A, NATL Insured, zero cpn., 6/15/27	7,090,000	4,080,933
Series A, NATL Insured, zero cpn., 6/15/28	2,960,000	1,621,577
Series A, NATL Insured, zero cpn., 6/15/29	3,110,000	1,619,501
Series A, NATL Insured, zero cpn., 6/15/30	3,260,000	1,616,438
Series A, NATL Insured, zero cpn., 12/15/31	3,515,000	1,616,549
Series B, NATL Insured, 4.50%, 12/15/31	2,900,000	3,045,174
Washington County GO, Refunding, 4.375%, 6/01/26	1,000,000	1,061,170
Washington County School District No. 15 Forest Grove GO, Series B, zero cpn.,
6/15/29	2,545,000	1,506,309
6/15/30	2,490,000	1,398,334
6/15/31	3,140,000	1,669,538
Washington County School District No. 48J Beaverton GO, Series B, 5.00%,
6/15/32	10,750,000	12,700,157
6/15/33	8,000,000	9,413,920
6/15/34	11,000,000	12,954,480
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, Pre-Refunded, 5.00%,
6/15/28	4,000,000	4,489,280
		988,135,387
U.S. Territories 11.3%
Guam 0.4%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%,
12/01/24	840,000	941,413
12/01/29	3,250,000	3,556,768
		4,498,181
Puerto Rico 10.9%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.625%, 5/15/43	10,000,000	8,938,700
Puerto Rico Commonwealth GO, Public Improvement, Refunding,
Series A, 5.50%, 7/01/32	15,000,000	11,352,600
Series A, 5.75%, 7/01/41	15,000,000	11,440,050
Sub Series C-7, NATL Insured, 6.00%, 7/01/28	4,500,000	4,453,785
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y,
Pre-Refunded, 5.50%, 7/01/36	13,000,000	14,241,890
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
AMBAC Insured, 5.00%, 7/01/31	6,250,000	5,350,187
[a]Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	10,000,000	10,400,600
Series WW, 5.25%, 7/01/33	9,690,000	5,302,853
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured,
6.00%, 7/01/25	15,000,000	15,045,900

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31	$10,000,000	$5,300,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter,
8/01/32	20,000,000	15,780,800
first subordinate, Series A, 5.375%, 8/01/39	9,000,000	7,179,750
first subordinate, Series A, 6.50%, 8/01/44	10,000,000	8,791,800
Senior Series C, 5.25%, 8/01/40	2,860,000	2,444,070
		126,022,985
Total U.S. Territories		130,521,166
Total Municipal Bonds (Cost $1,064,959,928) 96.6%		1,118,656,553
Other Assets, less Liabilities 3.4%		39,923,686
Net Assets 100.0%		$1,158,580,239

See Abbreviations on page 138. aAt August 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

108 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.17	$10.94	$10.79	$9.83	$10.27	$9.65
Income from investment operations[b]:
Net investment income[c]	0.22	0.42	0.41	0.44	0.44	0.45
Net realized and unrealized gains (losses)	0.26	(0.78)	0.14	0.97	(0.43)	0.62
Total from investment operations	0.48	(0.36)	0.55	1.41	0.01	1.07
Less distributions from net investment
income	(0.22)	(0.41)	(0.40)	(0.45)	(0.45)	(0.45)
Net asset value, end of period	$10.43	$10.17	$10.94	$10.79	$9.83	$10.27

Total return[d]	4.75%	(3.28)%	5.21%	14.64%	(0.02)%	11.22%

Ratios to average net assets[e]
Expenses	0.64%	0.63%	0.63%	0.64%	0.64%	0.65%
Net investment income	4.21%	4.04%	3.77%	4.30%	4.28%	4.43%

Supplemental data
Net assets, end of period (000’s)	$992,169	$981,992	$1,310,224	$1,170,547	$1,003,723	$1,016,824
Portfolio turnover rate	1.54%	7.04%	4.99%	9.48%	13.15%	12.88%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.28	$11.06	$10.90	$9.92	$10.36	$9.73
Income from investment operations[b]:
Net investment income[c]	0.19	0.36	0.35	0.39	0.39	0.39
Net realized and unrealized gains (losses)	0.27	(0.79)	0.15	0.98	(0.44)	0.63
Total from investment operations	0.46	(0.43)	0.50	1.37	(0.05)	1.02
Less distributions from net investment
income	(0.19)	(0.35)	(0.34)	(0.39)	(0.39)	(0.39)
Net asset value, end of period	$10.55	$10.28	$11.06	$10.90	$9.92	$10.36

Total return[d]	4.51%	(3.86)%	4.67%	14.09%	(0.58)%	10.62%

Ratios to average net assets[e]
Expenses	1.19%	1.18%	1.18%	1.19%	1.19%	1.20%
Net investment income	3.66%	3.49%	3.22%	3.75%	3.73%	3.88%

Supplemental data
Net assets, end of period (000’s)	$273,092	$268,291	$350,937	$288,344	$237,907	$217,322
Portfolio turnover rate	1.54%	7.04%	4.99%	9.48%	13.15%	12.88%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

110 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2014		Year Ended February 28,
	(unaudited)	2014	2013	2012 [a]	2011	2010 [b]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.18	$10.95	$10.80	$9.83	$10.27	$9.92
Income from investment operations[c]:
Net investment income[d]	0.22	0.43	0.42	0.45	0.45	0.29
Net realized and unrealized gains (losses)	0.26	(0.78)	0.15	0.98	(0.43)	0.34
Total from investment operations	0.48	(0.35)	0.57	1.43	0.02	0.63
Less distributions from net investment
income	(0.22)	(0.42)	(0.42)	(0.46)	(0.46)	(0.28)
Net asset value, end of period	$10.44	$10.18	$10.95	$10.80	$9.83	$10.27

Total return[e]	4.79%	(3.18)%	5.31%	14.85%	0.08%	6.42%

Ratios to average net assets[f]
Expenses	0.54%	0.53%	0.53%	0.54%	0.54%	0.55%
Net investment income	4.31%	4.14%	3.87%	4.40%	4.38%	4.53%

Supplemental data
Net assets, end of period (000’s)	$44,655	$42,043	$57,430	$40,671	$18,933	$6,832
Portfolio turnover rate	1.54%	7.04%	4.99%	9.48%	13.15%	12.88%

aFor the year ended February 29.
bFor the period July 15, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2014 (unaudited)

Franklin Pennsylvania Tax-Free Income Fund
	Principal
	Amount	Value
Municipal Bonds 98.3%
Pennsylvania 89.9%
Allegheny County GO,
Series C-60, AGMC Insured, 5.00%, 11/01/27	$3,000,000	$3,213,090
Series C-61, Assured Guaranty, 5.00%, 12/01/33	5,000,000	5,389,100
Series C-65, 5.375%, 5/01/31	5,000,000	5,689,050
Allegheny County Higher Education Building Authority University Revenue, Duquesne University,
5.00%, 3/01/28	3,000,000	3,225,330
5.00%, 3/01/33	1,300,000	1,384,240
Series A, 5.50%, 3/01/31	3,000,000	3,360,510
Series A, XLCA Insured, 5.00%, 3/01/29	5,000,000	5,257,950
Series A, XLCA Insured, 5.00%, 3/01/33	5,630,000	5,882,956
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,
Series A, 5.625%, 8/15/39	12,000,000	13,496,760
Allegheny County Sanitary Authority Sewer Revenue,
AGMC Insured, 5.00%, 6/01/40	5,000,000	5,508,300
NATL RE, FGIC Insured, 5.00%, 12/01/37	6,745,000	7,111,793
Refunding, Series A, NATL Insured, 5.00%, 12/01/30	7,000,000	7,269,220
Allegheny Valley School District GO, Series A, NATL Insured, Pre-Refunded, 5.00%, 11/01/28	1,550,000	1,561,889
Allentown Parking Authority Revenue, Guaranteed Parking, AGMC Insured, 5.00%, 11/15/35	2,430,000	2,475,125
The Berks County Municipal Authority Revenue, The Reading Hospital and Medical Center Project,
Series A, 5.00%, 11/01/44	10,000,000	10,845,700
Bethel Park School District GO, 5.10%, 8/01/33	3,600,000	4,117,392
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26	6,605,000	7,426,530
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32	4,990,000	5,695,087
Blair County Hospital Authority Revenue, Altoona Regional Heath System, Pre-Refunded, 6.00%,
11/15/39	6,890,000	7,107,173
Bucks County IDAR, George School Project, 5.00%, 9/15/41	5,000,000	5,529,400
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, Assured
Guaranty, 5.00%, 12/01/35	2,500,000	2,724,600
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%,
12/01/41	10,000,000	10,951,700
Butler County Hospital Authority Hospital Revenue, Butler Health System Project, Series B, 7.25%,
7/01/39	4,500,000	5,277,825
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36	6,000,000	6,239,700
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37	5,855,000	6,755,850
Central Bradford Progress Authority Revenue, Guthrie Health Issue, Refunding, 5.375%, 12/01/41	3,000,000	3,367,110
Centre County Hospital Authority Hospital Revenue, Mount Nittany Medical Center Project,
Assured Guaranty, Pre-Refunded,
5.875%, 11/15/29	1,000,000	1,011,280
6.125%, 11/15/39	3,200,000	3,237,696
6.25%, 11/15/44	2,500,000	2,530,050
Chester County IDA Student Housing Revenue, University Student Housing LLC Project at
West Chester University of Pennsylvania, Series A, 5.00%,
8/01/35	500,000	527,170
8/01/45	1,500,000	1,564,560
Clarion County IDA Student Housing Revenue, Clarion University Foundation Inc., Student Housing
Project at Clarion University, Series A, 5.00%, 7/01/45	2,335,000	2,363,791
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/32	5,000,000	5,602,000
Cumberland County Municipal Authority College Revenue, Dickinson College Project, Assn. of
Independent Colleges and Universities of Pennsylvania Financing Program,
Series GG1, NATL Insured, 5.00%, 5/01/34	3,500,000	3,696,735
Series HH1, 5.00%, 11/01/39	1,200,000	1,285,392

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%, 11/01/42	$4,500,000	$4,905,180
[a]Dallas Area Municipal Authority University Revenue, Misericordia University Project, Refunding,
5.00%, 5/01/37	2,500,000	2,606,850
Dauphin County General Authority Health System Revenue, Pinnacle Health System Project,
Refunding, Series A, 6.00%, 6/01/36	10,000,000	11,726,400
Series A, 5.00%, 6/01/42	15,590,000	16,693,304
Dauphin County General Authority Hospital Revenue, HAPSCO Group Inc., The Western
Pennsylvania Hospital Project, Series B, NATL Insured, ETM, 6.25%, 7/01/16	1,505,000	1,576,563
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39	7,500,000	8,442,675
Delaware County Authority Revenue,
Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29	1,140,000	1,140,969
Haverford College, 5.00%, 11/15/40	3,000,000	3,272,520
Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26	10,800,000	11,214,288
Delaware County Authority University Revenue, Neumann University,
5.00%, 10/01/25	1,250,000	1,332,750
5.25%, 10/01/31	1,250,000	1,332,800
Delaware County Vocational and Technical School Authority Lease Revenue, Intermediate
No. 25 Project, BAM Insured, 5.00%, 11/01/38	1,250,000	1,353,975
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured,
5.60%, 7/01/17	5,000,000	5,561,900
East Hempfield Township IDAR, Student Services Inc., Student Housing Project at Millersville
University of Pennsylvania, 5.00%, 7/01/45	3,250,000	3,324,263
Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%, 11/01/35	6,000,000	6,124,080
Erie Higher Education Building Authority College Revenue, Mercyhurst College Project, 5.50%,
3/15/38	2,000,000	2,110,620
Erie Parking Authority Parking Facilities Revenue, Guaranteed, Refunding, AGMC Insured, 5.125%,
9/01/32	4,250,000	4,625,147
Erie Water Authority Water Revenue, AGMC Insured, 5.00%, 12/01/43	7,000,000	7,490,000
Falls Township Authority Water and Sewer Revenue, Guaranteed, 5.00%, 12/01/41	2,210,000	2,398,248
Franklin County IDAR, Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	10,643,500
General Authority of Southcentral Pennsylvania Revenue,
Assn. of Independent Colleges and Universities, York College of Pennsylvania Project, 5.75%,
11/01/41	9,500,000	10,609,790
WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25	10,000,000	11,322,700
Indiana County Hospital Authority Hospital Revenue, Indiana Regional Medical Center, Series A,
6.00%, 6/01/39	1,625,000	1,819,366
Lackawanna County GO, Series B, AGMC Insured, 5.00%,
9/01/30	8,100,000	8,435,745
9/01/35	7,500,000	7,762,650
Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,
12/01/32	1,700,000	1,810,704
12/01/35	2,500,000	2,650,850
Latrobe IDA College Revenue, St. Vincent College Project, 5.00%, 5/01/43	4,120,000	4,308,243
Lehigh County Authority Water and Sewer Revenue, City of Allentown Concession, Series A, 5.00%,
12/01/43	5,240,000	5,717,364
Lehigh County General Purpose Authority Revenue, Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,607,595
Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health Network, Series B,
AGMC Insured, 5.00%, 7/01/35	11,250,000	12,034,912
Luzerne County IDA Water Facility Revenue, Pennsylvania American Water Co. Water Facilities,
Refunding, 5.50%, 12/01/39	10,000,000	11,131,900

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Semiannual Report | 113

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding,
Series A, 5.75%, 7/01/39	$25,000,000	$26,663,750
Lycoming County Authority Revenue, AICUP Financing Program, Lycoming College Project,
Series MM1, 5.25%,
11/01/38	1,400,000	1,578,794
11/01/43	1,495,000	1,677,241
Lycoming County Water and Sewer Authority Sewer Revenue, AGMC Insured, 5.00%, 11/15/35	5,835,000	6,267,432
Marple Newtown School District GO, AGMC Insured, 5.00%, 6/01/31	11,225,000	12,413,840
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,492,300
Monroe County Hospital Authority Hospital Revenue, Pocono Medical Center,
5.00%, 1/01/27	1,000,000	1,033,840
5.125%, 1/01/37	2,000,000	2,047,900
5.25%, 1/01/43	2,000,000	2,042,380
Series A, 5.00%, 1/01/41	2,000,000	2,085,780
Montgomery County Higher Education and Health Authority Revenue, Arcadia University, 5.625%,
4/01/40	5,750,000	6,156,237
Montgomery County IDA Health Facilities Revenue, Jefferson Health System, Series A, 5.00%,
10/01/41	9,600,000	10,411,008
Montgomery County IDAR, FHA Insured, 5.375%, 8/01/38	4,995,000	5,612,682
Montour School District GO, AGMC Insured, 5.00%,
4/01/32	5,000,000	5,378,500
4/01/37	12,500,000	13,364,875
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project,
Series A, 5.50%, 8/15/35	10,000,000	10,572,400
Series B, 5.50%, 8/15/33	2,200,000	2,388,826
Northampton County General Purpose Authority Revenue,
Higher Education, Lehigh University, 5.00%, 11/15/39	20,000,000	21,877,200
Lafayette College, Refunding, 5.00%, 11/01/34	20,000,000	21,487,200
Northeastern Hospital and Education Authority Revenue, Wilkes University Project, Series A, 5.25%,
3/01/42	2,400,000	2,541,552
Northeastern York School District GO, Series B, NATL RE, FGIC Insured, 5.00%,
4/01/30	1,000,000	1,062,980
4/01/31	2,000,000	2,122,880
Norwin School District GO, AGMC Insured,
5.00%, 4/01/37	10,000,000	10,336,100
Pre-Refunded, 5.00%, 4/01/35	3,000,000	3,224,340
Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	2,989,835
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua
Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	25,000,000	27,055,750
Pennsylvania State Economic Development Financing Authority Water Facility Revenue,
Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,000,000	13,790,280
Pennsylvania State GO,
Second Series, 5.00%, 4/15/23	10,000,000	11,540,000
Second Series A, 5.00%, 8/01/25	5,000,000	5,590,200
Pennsylvania State Higher Educational Facilities Authority Revenue,
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,909,350
AICUP Financing Program, St. Francis University Project, Series JJ2, 6.25%, 11/01/41	3,840,000	4,269,427
Bryn Mawr College, Refunding, 5.00%, 12/01/44	3,250,000	3,717,577
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,356,550
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	26,917,389

114 | Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue, (continued)
Edinboro University Foundation, Student Housing Project, 6.00%, 7/01/43	$3,500,000	$3,694,600
Foundation for Indiana University, Student Housing Project, Refunding, Series B, 5.00%, 7/01/41	1,250,000	1,305,850
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,618,725
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,373,787
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg
University of Pennsylvania, 5.00%, 10/01/35	1,400,000	1,446,914
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg
University of Pennsylvania, 6.25%, 10/01/43	7,000,000	7,870,170
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg
University of Pennsylvania, 5.00%, 10/01/44	2,000,000	2,026,440
St. Joseph’s University, Series A, 5.00%, 11/01/40	15,000,000	16,021,800
State System of Higher Education, Series AF, NATL Insured, 5.00%, 6/15/37	7,000,000	7,443,660
Temple University, First Series, 5.00%, 4/01/42	15,000,000	16,474,950
Temple University, Refunding, NATL Insured, 5.00%, 4/01/28	5,000,000	5,277,750
Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	10,000,000	10,507,400
Thomas Jefferson University, 5.00%, 3/01/40	16,980,000	18,120,037
The Trustees of the University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38	5,000,000	5,148,250
The Trustees of the University of Pennsylvania, Series A, 5.00%, 9/01/41	25,000,000	27,882,500
University of Pennsylvania Health System, 5.75%, 8/15/41	3,950,000	4,460,063
University of Pennsylvania Health System, Refunding, Series B, 6.00%, 8/15/26	5,000,000	5,778,050
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	14,308,840
University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	5,377,300
University of the Sciences in Philadelphia, Assured Guaranty, 5.00%, 11/01/32	5,000,000	5,291,650
University of the Sciences in Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 11/01/36	8,315,000	8,407,047
Widener University, Pre-Refunded, 5.00%, 7/15/31	500,000	520,615
Widener University, Pre-Refunded, 5.00%, 7/15/39	2,990,000	3,115,939
Widener University, Pre-Refunded, 5.00%, 7/15/39	2,760,000	2,873,795
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue, University
Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, 5.00%,
7/01/42	5,500,000	5,636,345
Pennsylvania State Public School Building Authority Community College Revenue, Community College
of Philadelphia Project, 6.00%, 6/15/28	5,000,000	5,602,350
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia
Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	5,266,000
Pennsylvania State Public School Building Authority Revenue, Career Institute of Technology,
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/15/28	1,000,000	1,033,710
Pennsylvania State Turnpike Commission Turnpike Revenue,
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	5,000,000	5,617,950
Series A, AMBAC Insured, 5.00%, 12/01/34	5,000,000	5,038,450
Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	21,371,400
Series C, 5.00%, 12/01/43	10,000,000	11,116,700
Series D, 5.125%, 12/01/40	10,000,000	10,801,300
Special, Motor License Fund Enhanced Turnpike, Series A, 5.50%, 12/01/41	5,000,000	5,660,850
Pennsylvania State University Revenue, 5.00%,
9/01/35	1,000,000	1,036,240
3/01/40	1,500,000	1,681,500
Philadelphia Airport Revenue, Series A, AGMC Insured, 5.00%,
6/15/35	5,000,000	5,416,400
6/15/40	5,000,000	5,389,150

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Semiannual Report | 115

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Authority for IDR,
[a]The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42.	$5,000,000	$5,712,600
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/23	6,205,000	6,706,178
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/25	5,690,000	6,110,263
International Apartments at Temple University, Series A, 5.625%, 6/15/42	4,000,000	4,131,920
Philadelphia Corp. for Aging Project, Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	2,000,820
Philadelphia Gas Works Revenue,
Ninth Series, 5.25%, 8/01/40	5,720,000	6,444,896
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	555,000	648,717
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,656,900
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,656,000
Series A, 5.25%, 7/15/33	5,000,000	5,617,150
Series B, Assured Guaranty, Pre-Refunded, 7.125%, 7/15/38	10,000,000	11,261,500
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, The Children’s Hospital of
Philadelphia Project, Series C, 5.00%, 7/01/41	5,000,000	5,521,850
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%,
12/01/21	5,000,000	5,068,350
Philadelphia Municipal Authority Lease Revenue, 6.50%,
4/01/34	3,250,000	3,758,365
4/01/39	2,500,000	2,788,700
Philadelphia RDAR, Neighborhood Transformation Initiative, Series C, NATL RE, FGIC Insured,
5.00%, 4/15/31	13,565,000	13,714,215
Philadelphia School District GO, Series E, 6.00%, 9/01/38	5,000,000	5,481,400
Philadelphia Water and Wastewater Revenue,
Series A, 5.25%, 1/01/36	3,000,000	3,248,940
Series A, 5.00%, 1/01/41	13,000,000	14,135,680
Series A, 5.125%, 1/01/43	5,000,000	5,513,950
Series A, AGMC Insured, 5.00%, 7/01/29	11,645,000	12,007,975
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,681,100
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	16,543,747
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	180,000	180,000
Reading GO, AGMC Insured, 6.00%, 11/01/28	2,000,000	2,185,340
Scranton School District GO,
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,828,833
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,367,250
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA Insured,
5.00%, 11/01/37	8,125,000	8,669,050
Snyder County Higher Education Authority University Revenue, Susquehanna University Project,
5.00%, 1/01/38	4,000,000	4,271,960
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding,
Series B, Assured Guaranty, 5.375%, 7/01/35	10,000,000	10,772,200
Southmoreland School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/27	5,025,000	5,164,695
State Public School Building Authority College Revenue, Delaware County Community College
Project, AGMC Insured, 5.00%, 10/01/32	1,000,000	1,091,060
State Public School Building Authority School Lease Revenue,
The School District of Philadelphia Project, 5.00%, 4/01/31	2,500,000	2,761,575
The School District of Philadelphia Project, 5.00%, 4/01/32	2,000,000	2,200,840
The School District of the City of Harrisburg Project, Series A, Assured Guaranty, 5.00%, 11/15/33	5,000,000	5,396,200
Susquehanna Area Regional Airport Authority Airport System Revenue, Series A, 6.50%, 1/01/38	4,000,000	4,338,000
Swarthmore Borough Authority College Revenue, Swarthmore College Project, 5.00%, 9/15/43	1,000,000	1,131,810

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University,
Series A, 5.00%, 4/01/42	$5,000,000	$5,569,000
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University
Capital Project,
Refunding, Series C, 5.00%, 9/15/35	5,000,000	5,635,300
Series B, 5.00%, 9/15/31	10,000,000	11,339,600
Washington County IDA College Revenue, Washington and Jefferson College, Refunding,
5.25%, 11/01/30	7,525,000	8,333,712
5.00%, 11/01/36	8,470,000	9,036,050
West Mifflin Area School District GO, Allegheny County, AGMC Insured, 5.125%, 4/01/31	1,000,000	1,099,860
Whitehall-Coplay School District GO, Lehigh County, Series A, AGMC Insured, 5.375%, 11/15/34	6,000,000	6,708,960
Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%, 3/01/37	4,500,000	4,570,470
Wyoming Area School District GO, Refunding, Series A, NATL Insured, 5.00%, 9/01/26	5,005,000	5,198,293
		1,178,022,051
U.S. Territories 8.4%
Puerto Rico 7.6%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,001,250
Series A, 5.00%, 7/01/29	4,000,000	2,996,760
Series A, 5.00%, 7/01/33	7,800,000	5,680,584
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%,
7/01/37	7,010,000	4,215,113
[b]Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	5,000,000	2,727,050
Series TT, 5.00%, 7/01/32	5,100,000	2,819,229
Series XX, 5.25%, 7/01/40	16,020,000	8,732,662
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31	10,000,000	5,300,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	20,000,000	15,955,000
first subordinate, Series A, 6.00%, 8/01/42	34,000,000	28,690,560
first subordinate, Series C, 5.50%, 8/01/40	15,000,000	11,819,550
Refunding, Senior Series C, 5.00%, 8/01/46	6,250,000	5,094,313
		99,032,071
U.S. Virgin Islands 0.8%
Virgin Islands PFAR,
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	5,002,900
senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,030,420
		11,033,320
Total U.S. Territories		110,065,391
Total Municipal Bonds (Cost $1,236,133,452) 98.3%		1,288,087,442
Other Assets, less Liabilities 1.7%		21,828,832
Net Assets 100.0%		$1,309,916,274

See Abbreviations on page 138.

aSecurity purchased on a when-issued basis. See Note 1(b).
bAt August 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

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FRANKLIN TAX-FREE TRUST

Financial Statements

Statements of Assets and Liabilities
August 31, 2014 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$867,265,634	$620,264,508	$354,586,579	$1,021,084,435
Value	$911,913,344	$654,363,131	$369,535,795	$1,057,495,367
Cash	38,683,612	13,278,700	13,286,750	68,135,539
Receivables:
Capital shares sold	694,679	684,352	254,144	1,253,903
Interest	9,392,408	8,813,837	3,212,768	13,603,525
Other assets	357	222	131	376
Total assets	960,684,400	677,140,242	386,289,588	1,140,488,710
Liabilities:
Payables:
Investment securities purchased	6,322,028	—	—	—
Capital shares redeemed	1,495,114	1,132,538	846,164	1,888,037
Management fees	377,185	273,660	165,070	446,500
Distribution fees	124,097	103,348	65,485	161,401
Transfer agent fees	40,796	45,104	24,616	83,087
Distributions to shareholders	557,586	225,543	255,915	618,884
Accrued expenses and other liabilities	112,803	39,599	32,368	40,207
Total liabilities	9,029,609	1,819,792	1,389,618	3,238,116
Net assets, at value	$951,654,791	$675,320,450	$384,899,970	$1,137,250,594
Net assets consist of:
Paid-in capital	$928,708,415	$660,865,288	$386,726,963	$1,112,633,547
Undistributed net investment income	648,378	925,740	722,314	1,853,793
Net unrealized appreciation (depreciation)	44,647,710	34,098,623	14,949,216	36,410,932
Accumulated net realized gain (loss)	(22,349,712)	(20,569,201)	(17,498,523)	(13,647,678)
Net assets, at value	$951,654,791	$675,320,450	$384,899,970	$1,137,250,594

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			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
August 31, 2014 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Class A:
Net assets, at value	$805,914,048	$527,648,682	$291,272,598	$956,072,943
Shares outstanding	72,632,797	44,040,135	26,703,048	79,657,356
Net asset value per share[a]	$11.10	$11.98	$10.91	$12.00
Maximum offering price per share (net asset value per
share ÷ 95.75%)	$11.59	$12.51	$11.39	$12.53
Class C:
Net assets, at value	$102,994,392	$106,415,398	$74,358,758	$148,040,064
Shares outstanding	9,149,432	8,790,199	6,769,787	12,164,396
Net asset value and maximum offering price per share[a]	$11.26	$12.11	$10.98	$12.17
Advisor Class:
Net assets, at value	$42,746,351	$41,256,370	$19,268,614	$33,137,587
Shares outstanding	3,843,625	3,443,875	1,767,945	2,753,868
Net asset value and maximum offering price per share	$11.12	$11.98	$10.90	$12.03

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
August 31, 2014 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$944,276,560	$1,381,508,819	$1,064,959,928	$1,236,133,452
Value	$1,016,534,831	$1,471,028,856	$1,118,656,553	$1,288,087,442
Cash	9,253,124	14,554,009	30,255,394	16,376,868
Receivables:
Capital shares sold	455,990	1,139,561	1,043,170	794,995
Interest	8,904,351	15,970,911	11,810,032	17,123,729
Other assets	344	499	383	445
Total assets	1,035,148,640	1,502,693,836	1,161,765,532	1,322,383,479
Liabilities:
Payables:
Investment securities purchased	—	—	—	8,191,600
Capital shares redeemed	1,741,007	3,580,713	1,976,706	2,734,875
Management fees	407,480	581,234	454,615	511,206
Distribution fees	173,608	262,533	178,756	232,499
Transfer agent fees	75,687	102,504	72,628	95,521
Distributions to shareholders	289,888	578,047	440,092	628,082
Accrued expenses and other liabilities	47,312	91,815	62,496	73,422
Total liabilities	2,734,982	5,196,846	3,185,293	12,467,205
Net assets, at value	$1,032,413,658	$1,497,496,990	$1,158,580,239	$1,309,916,274
Net assets consist of:
Paid-in capital	$972,393,707	$1,445,998,378	$1,134,293,629	$1,288,448,413
Undistributed net investment income	715,984	4,056,892	1,831,268	2,362,818
Net unrealized appreciation (depreciation)	72,258,271	89,520,037	53,696,625	51,953,990
Accumulated net realized gain (loss)	(12,954,304)	(42,078,317)	(31,241,283)	(32,848,947)
Net assets, at value	$1,032,413,658	$1,497,496,990	$1,158,580,239	$1,309,916,274

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			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
August 31, 2014 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Class A:
Net assets, at value	$713,786,099	$1,141,919,166	$929,246,964	$992,169,008
Shares outstanding	56,402,076	89,603,022	78,000,787	95,107,407
Net asset value per share[a]	$12.66	$12.74	$11.91	$10.43
Maximum offering price per share (net asset value per
share ÷ 95.75%)	$13.22	$13.31	$12.44	$10.89
Class C:
Net assets, at value	$205,316,905	$301,935,606	$183,489,929	$273,091,913
Shares outstanding	16,065,232	23,413,864	15,195,589	25,891,495
Net asset value and maximum offering price per
share[a]	$12.78	$12.90	$12.08	$10.55
Advisor Class:
Net assets, at value	$113,310,654	$53,642,218	$45,843,346	$44,655,353
Shares outstanding	8,946,029	4,206,922	3,844,560	4,276,912
Net asset value and maximum offering price per
share	$12.67	$12.75	$11.92	$10.44

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Operations
for the six months ended August 31, 2014 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$22,009,255	$15,580,278	$8,756,186	$25,506,828
Expenses:
Management fees (Note 3a)	2,233,395	1,623,407	994,195	2,660,081
Distribution fees: (Note 3c)
Class A	404,239	263,164	149,154	478,805
Class C	328,617	350,496	244,010	481,833
Transfer agent fees: (Note 3e)
Class A	130,218	117,336	67,608	243,146
Class C	16,287	24,044	17,015	37,644
Advisor Class	5,357	8,062	3,737	7,309
Custodian fees	3,978	2,838	1,593	4,921
Reports to shareholders	21,988	20,626	14,117	40,831
Registration and filing fees	24,219	21,066	11,209	23,008
Professional fees	19,889	18,707	18,162	81,975
Trustees’ fees and expenses	2,404	1,742	1,104	2,968
Other	30,478	27,516	18,056	32,257
Total expenses	3,221,069	2,479,004	1,539,960	4,094,778
Net investment income	18,788,186	13,101,274	7,216,226	21,412,050
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(10,518,720)	(2,361,469)	(5,271,859)	849,106
Net change in unrealized appreciation (depreciation) on
investments	35,514,762	20,490,552	14,394,926	31,320,786
Net realized and unrealized gain (loss)	24,996,042	18,129,083	9,123,067	32,169,892
Net increase (decrease) in net assets resulting from
operations	$43,784,228	$31,230,357	$16,339,293	$53,581,942

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			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Operations (continued)
for the six months ended August 31, 2014 (unaudited)

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$20,078,521	$32,923,371	$26,113,363	$31,614,241
Expenses:
Management fees (Note 3a)	2,422,511	3,469,335	2,704,047	3,037,682
Distribution fees: (Note 3c)
Class A	362,650	577,804	466,126	498,708
Class C	669,017	980,570	602,526	880,103
Transfer agent fees: (Note 3e)
Class A	183,177	284,312	188,843	254,571
Class C	51,989	74,228	37,556	69,596
Advisor Class	24,827	10,013	7,476	10,920
Custodian fees	4,405	6,348	4,868	5,502
Reports to shareholders	32,226	50,509	34,027	46,574
Registration and filing fees	28,882	36,787	19,611	25,947
Professional fees	20,928	22,601	20,903	21,642
Trustees’ fees and expenses	2,537	3,867	3,025	3,509
Other	40,266	40,469	43,341	45,289
Total expenses	3,843,415	5,556,843	4,132,349	4,900,043
Net investment income	16,235,106	27,366,528	21,981,014	26,714,198
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	520,663	(9,665,864)	(9,305,892)	(5,098,001)
Net change in unrealized appreciation (depreciation) on
investments	21,562,035	46,966,538	31,693,640	38,078,395
Net realized and unrealized gain (loss)	22,082,698	37,300,674	22,387,748	32,980,394
Net increase (decrease) in net assets resulting from
operations	$38,317,804	$64,667,202	$44,368,762	$59,694,592

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Arizona		Franklin Colorado
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2014	Year Ended	August 31, 2014	Year Ended
	(unaudited)	February 28, 2014	(unaudited)	February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$18,788,186	$41,609,488	$13,101,274	$29,064,401
Net realized gain (loss) from investments	(10,518,720)	(10,662,500)	(2,361,469)	(11,130,671)
Net change in unrealized appreciation
(depreciation) on investments	35,514,762	(65,680,476)	20,490,552	(45,163,175)
Net increase (decrease) in net assets
resulting from operations	43,784,228	(34,733,488)	31,230,357	(27,229,445)
Distributions to shareholders from:
Net investment income:
Class A	(16,431,475)	(35,403,722)	(10,600,366)	(22,330,206)
Class C	(1,756,598)	(4,161,983)	(1,862,890)	(4,214,167)
Advisor Class	(684,914)	(1,379,534)	(744,132)	(1,498,171)
Total distributions to shareholders	(18,872,987)	(40,945,239)	(13,207,388)	(28,042,544)
Capital share transactions: (Note 2)
Class A	(14,353,835)	(120,314,984)	(6,772,258)	(97,806,660)
Class B	—	(103,326)	—	—
Class C	107,947	(40,877,767)	(4,174,964)	(42,993,486)
Advisor Class	12,002,970	(3,838,611)	5,872,024	(4,834,043)
Total capital share transactions	(2,242,918)	(165,134,688)	(5,075,198)	(145,634,189)
Net increase (decrease) in net assets	22,668,323	(240,813,415)	12,947,771	(200,906,178)
Net assets:
Beginning of period	928,986,468	1,169,799,883	662,372,679	863,278,857
End of period	$951,654,791	$928,986,468	$675,320,450	$662,372,679
Undistributed net investment income included
in net assets:
End of period	$648,378	$733,179	$925,740	$1,031,854

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			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Connecticut		Franklin Michigan
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2014	Year Ended	August 31, 2014	Year Ended
	(unaudited)	February 28, 2014	(unaudited)	February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$7,216,226	$16,792,883	$21,412,050	$48,719,936
Net realized gain (loss) from investments	(5,271,859)	(10,361,734)	849,106	(10,871,652)
Net change in unrealized appreciation
(depreciation) on investments	14,394,926	(29,254,913)	31,320,786	(76,015,388)
Net increase (decrease) in net assets
resulting from operations	16,339,293	(22,823,764)	53,581,942	(38,167,104)
Distributions to shareholders from:
Net investment income:
Class A	(5,741,808)	(12,247,189)	(18,837,084)	(40,584,761)
Class C	(1,234,221)	(2,821,374)	(2,478,340)	(5,552,956)
Advisor Class	(324,174)	(875,236)	(576,489)	(892,204)
Total distributions to shareholders	(7,300,203)	(15,943,799)	(21,891,913)	(47,029,921)
Capital share transactions: (Note 2)
Class A	(16,911,932)	(75,143,174)	(22,031,975)	(234,510,548)
Class B	—	—	—	(154,705)
Class C	(3,127,263)	(38,216,039)	(4,248,293)	(51,944,608)
Advisor Class	2,942,101	(12,835,188)	5,718,817	7,997,647
Total capital share transactions	(17,097,094)	(126,194,401)	(20,561,451)	(278,612,214)
Net increase (decrease) in net assets	(8,058,004)	(164,961,964)	11,128,578	(363,809,239)
Net assets:
Beginning of period	392,957,974	557,919,938	1,126,122,016	1,489,931,255
End of period	$384,899,970	$392,957,974	$1,137,250,594	$1,126,122,016
Undistributed net investment income included
in net assets:
End of period	$722,314	$806,291	$1,853,793	$2,333,656

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Minnesota		Franklin Ohio
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2014	Year Ended	August 31, 2014	Year Ended
	(unaudited)	February 28, 2014	(unaudited)	February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$16,235,106	$34,749,653	$27,366,528	$62,156,777
Net realized gain (loss) from investments	520,663	(9,413,136)	(9,665,864)	(22,358,299)
Net change in unrealized appreciation
(depreciation) on investments	21,562,035	(50,034,578)	46,966,538	(87,446,765)
Net increase (decrease) in net assets
resulting from operations	38,317,804	(24,698,061)	64,667,202	(47,648,287)
Distributions to shareholders from:
Net investment income:
Class A	(11,885,126)	(25,452,835)	(22,496,538)	(45,631,208)
Class C	(2,777,184)	(6,147,050)	(4,985,326)	(10,595,782)
Advisor Class	(1,648,624)	(2,212,929)	(804,775)	(1,484,798)
Total distributions to shareholders	(16,310,934)	(33,812,814)	(28,286,639)	(57,711,788)
Capital share transactions: (Note 2)
Class A	(18,763,124)	(144,520,380)	(30,920,520)	(221,592,946)
Class B	—	—	—	(105,490)
Class C	(4,842,223)	(51,541,588)	(6,891,717)	(91,359,992)
Advisor Class	12,780,528	51,023,924	15,443,902	(5,363,390)
Total capital share transactions	(10,824,819)	(145,038,044)	(22,368,335)	(318,421,818)
Net increase (decrease) in net assets	11,182,051	(203,548,919)	14,012,228	(423,781,893)
Net assets:
Beginning of period	1,021,231,607	1,224,780,526	1,483,484,762	1,907,266,655
End of period	$1,032,413,658	$1,021,231,607	$1,497,496,990	$1,483,484,762
Undistributed net investment income included
in net assets:
End of period	$715,984	$791,812	$4,056,892	$4,977,003

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			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Oregon		Franklin Pennsylvania
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2014	Year Ended	August 31, 2014	Year Ended
	(unaudited)	February 28, 2014	(unaudited)	February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$21,981,014	$49,047,160	$26,714,198	$58,704,764
Net realized gain (loss) from investments	(9,305,892)	(21,457,158)	(5,098,001)	(22,549,318)
Net change in unrealized appreciation
(depreciation) on investments	31,693,640	(89,418,600)	38,078,395	(104,345,004)
Net increase (decrease) in net assets
resulting from operations	44,368,762	(61,828,598)	59,694,592	(68,189,558)
Distributions to shareholders from:
Net investment income:
Class A	(18,584,627)	(38,518,784)	(20,854,807)	(44,846,981)
Class C	(3,154,646)	(6,988,600)	(4,909,582)	(10,202,093)
Advisor Class	(747,174)	(1,603,261)	(912,558)	(1,954,596)
Total distributions to shareholders	(22,486,447)	(47,110,645)	(26,676,947)	(57,003,670)
Capital share transactions: (Note 2)
Class A	(12,949,515)	(179,265,453)	(14,854,794)	(232,891,942)
Class B	—	—	—	(213,542)
Class C	(8,193,265)	(59,472,908)	(2,091,479)	(57,008,097)
Advisor Class	10,858,010	(10,638,010)	1,518,367	(11,170,030)
Total capital share transactions	(10,284,770)	(249,376,371)	(15,427,906)	(301,283,611)
Net increase (decrease) in net assets	11,597,545	(358,315,614)	17,589,739	(426,476,839)
Net assets:
Beginning of period	1,146,982,694	1,505,298,308	1,292,326,535	1,718,803,374
End of period	$1,158,580,239	$1,146,982,694	$1,309,916,274	$1,292,326,535
Undistributed net investment income included
in net assets:
End of period	$1,831,268	$2,336,701	$2,362,818	$2,325,567

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FRANKLIN TAX-FREE TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, eight of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds offer three classes of shares: Class A, Class C, and Advisor Class. Effective March 1, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

Certain funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of August 31, 2014, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At August 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Arizona		Franklin Colorado
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2014
Shares sold	3,787,668	$41,432,844	2,398,661	$28,322,516
Shares issued in reinvestment of distributions	1,219,865	13,391,685	798,463	9,451,701
Shares redeemed	(6,327,496)	(69,178,364)	(3,770,813)	(44,546,475)
Net increase (decrease)	(1,319,963)	$(14,353,835)	(573,689)	$(6,772,258)
Year ended February 28, 2014
Shares sold	11,016,150	$120,414,193	4,869,829	$57,467,098
Shares issued in reinvestment of distributions	2,623,857	28,453,459	1,691,354	19,813,837
Shares redeemed	(24,970,398)	(269,182,636)	(15,056,386)	(175,087,595)
Net increase (decrease)	(11,330,391)	$(120,314,984)	(8,495,203)	$(97,806,660)
Class B Shares:
Year ended February 28, 2014[a]
Shares redeemed	(8,908)	$(103,326)
Class C Shares:
Six Months ended August 31, 2014
Shares sold	835,115	$9,290,408	461,973	$5,520,738
Shares issued in reinvestment of distributions	138,792	1,545,858	143,395	1,715,209
Shares redeemed	(967,189)	(10,728,319)	(956,516)	(11,410,911)
Net increase (decrease)	6,718	$107,947	(351,148)	$(4,174,964)
Year ended February 28, 2014
Shares sold	1,241,721	$13,926,732	1,164,859	$13,968,264
Shares issued in reinvestment of distributions	335,670	3,698,081	323,508	3,834,313
Shares redeemed	(5,342,950)	(58,502,580)	(5,154,596)	(60,796,063)
Net increase (decrease)	(3,765,559)	$(40,877,767)	(3,666,229)	$(42,993,486)
Advisor Class Shares:
Six Months ended August 31, 2014
Shares sold	1,490,652	$16,405,736	782,327	$9,265,092
Shares issued in reinvestment of distributions	40,776	448,775	50,090	593,033
Shares redeemed	(444,109)	(4,851,541)	(338,107)	(3,986,101)
Net increase (decrease)	1,087,319	$12,002,970	494,310	$5,872,024
Year ended February 28, 2014
Shares sold	1,413,465	$15,479,805	1,018,921	$11,998,030
Shares issued in reinvestment of distributions	87,252	947,473	101,801	1,192,272
Shares redeemed	(1,888,335)	(20,265,889)	(1,548,234)	(18,024,345)
Net increase (decrease)	(387,618)	$(3,838,611)	(427,512)	$(4,834,043)

[a]Effective March 1, 2013, all Class B shares were converted to Class A.

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	Franklin Connecticut		Franklin Michigan
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2014
Shares sold	808,014	$8,694,966	2,551,280	$30,028,552
Shares issued in reinvestment of distributions	421,764	4,545,795	1,294,714	15,316,104
Shares redeemed	(2,809,592)	(30,152,693)	(5,720,567)	(67,376,631)
Net increase (decrease)	(1,579,814)	$(16,911,932)	(1,874,573)	$(22,031,975)
Year ended February 28, 2014
Shares sold	4,210,757	$45,464,290	5,063,928	$59,643,726
Shares issued in reinvestment of distributions	908,300	9,748,155	2,807,637	32,778,744
Shares redeemed	(12,242,640)	(130,355,619)	(28,075,664)	(326,933,018)
Net increase (decrease)	(7,123,583)	$(75,143,174)	(20,204,099)	$(234,510,548)

Class B Shares:
Year ended February 28, 2014[a]
Shares redeemed			(12,445)	$(154,705)

Class C Shares:
Six Months ended August 31, 2014
Shares sold	270,677	$2,925,506	575,020	$6,880,674
Shares issued in reinvestment of distributions	90,883	986,078	177,656	2,130,510
Shares redeemed	(651,139)	(7,038,847)	(1,110,625)	(13,259,477)
Net increase (decrease)	(289,579)	$(3,127,263)	(357,949)	$(4,248,293)
Year ended February 28, 2014
Shares sold	653,834	$7,215,674	1,358,262	$16,333,952
Shares issued in reinvestment of distributions	205,885	2,226,953	402,004	4,757,992
Shares redeemed	(4,422,120)	(47,658,666)	(6,198,220)	(73,036,552)
Net increase (decrease)	(3,562,401)	$(38,216,039)	(4,437,954)	$(51,944,608)

Advisor Class Shares:
Six Months ended August 31, 2014
Shares sold	450,085	$4,834,018	617,395	$7,319,807
Shares issued in reinvestment of distributions	16,427	176,975	43,476	515,711
Shares redeemed	(192,668)	(2,068,892)	(178,977)	(2,116,701)
Net increase (decrease)	273,844	$2,942,101	481,894	$5,718,817
Year ended February 28, 2014
Shares sold	475,844	$5,158,061	1,904,776	$22,809,707
Shares issued in reinvestment of distributions	41,489	446,125	65,881	769,267
Shares redeemed	(1,734,759)	(18,439,374)	(1,338,962)	(15,581,327)
Net increase (decrease)	(1,217,426)	$(12,835,188)	631,695	$7,997,647

[a]Effective March 1, 2013, all Class B shares were converted to Class A.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin Minnesota		Franklin Ohio
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2014
Shares sold	2,506,557	$31,344,134	3,527,641	$44,421,276
Shares issued in reinvestment of distributions	840,466	10,539,125	1,564,423	19,751,274
Shares redeemed	(4,841,169)	(60,646,383)	(7,549,680)	(95,093,070)
Net increase (decrease)	(1,494,146)	$(18,763,124)	(2,457,616)	$(30,920,520)
Year ended February 28, 2014
Shares sold	6,282,081	$78,551,539	8,324,965	$104,217,066
Shares issued in reinvestment of distributions	1,804,644	22,371,546	3,221,051	40,005,294
Shares redeemed	(19,891,540)	(245,443,465)	(29,676,471)	(365,815,306)
Net increase (decrease)	(11,804,815)	$(144,520,380)	(18,130,455)	$(221,592,946)
Class B Shares:
Year ended February 28, 2014[a]
Shares redeemed			(8,004)	$(105,490)
Class C Shares:
Six Months ended August 31, 2014
Shares sold	950,229	$11,999,321	1,150,515	$14,658,076
Shares issued in reinvestment of distributions	194,756	2,466,163	354,067	4,523,861
Shares redeemed	(1,530,867)	(19,307,707)	(2,050,197)	(26,073,654)
Net increase (decrease)	(385,882)	$(4,842,223)	(545,615)	$(6,891,717)
Year ended February 28, 2014
Shares sold	2,152,620	$27,372,712	2,570,771	$33,026,582
Shares issued in reinvestment of distributions	426,038	5,332,862	764,242	9,606,299
Shares redeemed	(6,774,364)	(84,247,162)	(10,752,045)	(133,992,873)
Net increase (decrease)	(4,195,706)	$(51,541,588)	(7,417,032)	$(91,359,992)
Advisor Class Shares:
Six Months ended August 31, 2014
Shares sold	1,864,272	$23,423,737	1,674,592	$21,149,494
Shares issued in reinvestment of distributions	123,933	1,555,357	44,886	567,203
Shares redeemed	(978,856)	(12,198,566)	(499,250)	(6,272,795)
Net increase (decrease)	1,009,349	$12,780,528	1,220,228	$15,443,902
Year ended February 28, 2014
Shares sold	5,727,437	$70,622,891	1,344,243	$16,835,569
Shares issued in reinvestment of distributions	160,696	1,982,849	76,376	949,548
Shares redeemed	(1,754,382)	(21,581,816)	(1,891,026)	(23,148,507)
Net increase (decrease)	4,133,751	$51,023,924	(470,407)	$(5,363,390)

[a]Effective March 1, 2013, all Class B shares were converted to Class A.

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	Franklin Oregon		Franklin Pennsylvania
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended August 31, 2014
Shares sold	4,577,575	$53,884,164	4,359,772	$44,790,348
Shares issued in reinvestment of distributions	1,363,486	16,094,021	1,743,778	17,950,281
Shares redeemed	(7,045,570)	(82,927,700)	(7,559,069)	(77,595,423)
Net increase (decrease)	(1,104,509)	$(12,949,515)	(1,455,519)	$(14,854,794)
Year ended February 28, 2014
Shares sold	7,969,601	$95,198,882	9,953,253	$103,585,199
Shares issued in reinvestment of distributions	2,839,496	33,433,945	3,751,723	38,435,397
Shares redeemed	(26,268,394)	(307,898,280)	(36,892,227)	(374,912,538)
Net increase (decrease)	(15,459,297)	$(179,265,453)	(23,187,251)	$(232,891,942)
Class B Shares:
Year ended February 28, 2014[a]
Shares redeemed			(19,441)	$(213,542)
Class C Shares:
Six Months ended August 31, 2014
Shares sold	835,315	$9,970,979	1,309,734	$13,595,290
Shares issued in reinvestment of distributions	236,546	2,830,247	401,618	4,180,308
Shares redeemed	(1,760,806)	(20,994,491)	(1,917,190)	(19,867,077)
Net increase (decrease)	(688,945)	$(8,193,265)	(205,838)	$(2,091,479)
Year ended February 28, 2014
Shares sold	1,682,410	$20,433,459	3,211,832	$33,853,102
Shares issued in reinvestment of distributions	526,299	6,280,270	837,910	8,673,460
Shares redeemed	(7,260,714)	(86,186,637)	(9,692,065)	(99,534,659)
Net increase (decrease)	(5,052,005)	$(59,472,908)	(5,642,323)	$(57,008,097)
Advisor Class Shares:
Six Months ended August 31, 2014
Shares sold	1,283,959	$15,151,375	661,289	$6,804,760
Shares issued in reinvestment of distributions	52,165	616,446	71,660	738,443
Shares redeemed	(417,219)	(4,909,811)	(587,017)	(6,024,836)
Net increase (decrease)	918,905	$10,858,010	145,932	$1,518,367
Year ended February 28, 2014
Shares sold	1,263,528	$14,994,738	1,451,353	$14,887,063
Shares issued in reinvestment of distributions	110,171	1,299,785	153,871	1,578,934
Shares redeemed	(2,313,714)	(26,932,533)	(2,718,949)	(27,636,027)
Net increase (decrease)	(940,015)	$(10,638,010)	(1,113,725)	$(11,170,030)

[a]Effective March 1, 2013, all Class B shares were converted to Class A.

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FRANKLIN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds’ shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$93,009	$54,566	$14,107	$74,673
CDSC retained	$14,958	$34,243	$314	$7,503

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$68,964	$122,802	$155,715	$111,529
CDSC retained	$7,856	$3,391	$12,630	$8,293

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended August 31, 2014, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Transfer agent fees	$59,498	$50,021	$33,787	$130,904

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Transfer agent fees	$99,725	$137,196	$85,756	$141,237

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At February 28, 2014, the capital loss carryforwards were as follows:

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to expiration:
2015	$659,023	$—	$—	$—
2018	—	2,700,288	—	—
2019	—	1,448,482	—	—
Capital loss carryforwards not subject to expiration:
Short term	10,123,321	11,894,506	7,078,540	10,458,135
Long term	559,492	2,164,456	4,578,082	3,953,479
Total capital loss carryforwards	$11,341,836	$18,207,732	$11,656,622	$14,411,614

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to expiration:
2015	$502,103	$—	$—	$—
2016	—	—	422,791	—
2017	1,004,796	264,319	—	—
2018	286,131	—	—	3,499,532
Capital loss carryforwards not subject to expiration:
Short term	5,994,818	14,379,065	11,873,446	9,574,305
Long term	4,606,565	10,760,348	9,576,419	12,261,385
Total capital loss carryforwards	$12,394,413	$25,403,732	$21,872,656	$25,335,222

At August 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Cost of investments	$867,597,966	$620,115,456	$355,135,849	$1,020,757,459

Unrealized appreciation	$61,776,655	$46,222,029	$20,847,517	$54,226,864
Unrealized depreciation	(17,461,277)	(11,974,354)	(6,447,571)	(17,488,956)
Net unrealized appreciation (depreciation)	$44,315,378	$34,247,675	$14,399,946	$36,737,908

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Cost of investments	$945,094,222	$1,380,872,636	$1,064,660,748	$1,238,366,974

Unrealized appreciation	$72,013,614	$90,888,982	$77,803,788	$85,743,852
Unrealized depreciation	(573,005)	(732,762)	(23,807,983)	(36,023,384)
Net unrealized appreciation (depreciation)	$71,440,609	$90,156,220	$53,995,805	$49,720,468

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2014, were as follows:

	Franklin	Franklin	Franklin	Franklin
	Arizona	Colorado	Connecticut	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Purchases	$33,973,032	$5,190,200	$2,250,800	$24,838,812
Sales	$62,716,551	$15,965,610	$19,607,463	$83,834,969

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Ohio	Oregon	Pennsylvania
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Purchases	$45,134,396	$109,952,065	$34,516,383	$19,587,625
Sales	$59,434,911	$141,010,411	$55,006,987	$34,326,596

6. Concentration of Risk

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended August 31, 2014, the Funds did not use the Global Credit Facility.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2014, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority/Agency
AMBAC	American Municipal Bond Assurance Corp.	IDAR	Industrial Development Authority Revenue
BAM	Build America Mutual Assurance Co.	IDR	Industrial Development Revenue
BHAC	Berkshire Hathaway Assurance Corp.	ISD	Independent School District
CDA	Community Development Authority/Agency	MBS	Mortgage-Backed Security
CIFG	CDC IXIS Financial Guaranty	MFHR	Multi-Family Housing Revenue
COP	Certificate of Participation	MFR	Multi-Family Revenue
EDA	Economic Development Authority	NATL	National Public Financial Guarantee Corp.
EDR	Economic Development Revenue	NATL RE	National Public Financial Guarantee Corp. Reinsured
ETM	Escrow to Maturity	PBA	Public Building Authority
FGIC	Financial Guaranty Insurance Co.	PCC	Pollution Control Corp.
FHA	Federal Housing Authority/Agency	PCR	Pollution Control Revenue
FICO	Financing Corp.	PFAR	Public Financing Authority Revenue
GNMA	Government National Mortgage Association	RDA	Redevelopment Agency/Authority
GO	General Obligation	RDAR	Redevelopment Agency Revenue
HDA	Housing Development Authority/Agency	SFM	Single Family Mortgage
HFA	Housing Finance Authority/Agency	SFMR	Single Family Mortgage Revenue
HFAR	Housing Finance Authority Revenue	USD	Unified/Union School District
ID	Improvement District	XLCA	XL Capital Assurance

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter
Franklin Tax-Free Trust

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.	TF3 S 10/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

  Finance and Administration

Date October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

  Finance and Administration

Date October 24, 2014

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

  Chief Accounting Officer

Date October 24, 2014